As filed with the Securities and Exchange Commission on April 30, 2014

Securities Act Registration No. 33-83548

Investment Company Act File No. 811-08748

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 33

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 34

WANGER ADVISORS TRUST

(Registrant)

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Telephone number: 312.634.9200

Scott R. Plummer c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110	P. Zachary Egan Wanger Advisors Trust 227 West Monroe Street, Suite 3000 Chicago, Illinois 60606	Mary C. Moynihan Perkins Coie LLP 700 13th Street, N.W., Suite 600 Washington, D.C. 20005
(Agents for service)

It is proposed that this filing will become effective:

☐   immediately upon filing pursuant to rule 485(b)

☒   on May 1, 2014 pursuant to rule 485(b)

☐   60 days after filing pursuant to rule 485(a)(1)

☐   on              pursuant to rule 485(a)(1)

☐   75 days after filing pursuant to rule 485(a)(2)

☐   on              pursuant to rule 485(a)(2)

Prospectus
May 1, 2014
Columbia Wanger Family of Funds
Managed by Columbia Wanger Asset Management, LLC
Wanger USA

Ticker Symbol
WUSAX
The Fund offers shares only to separate accounts as underlying investments for variable annuity contracts and variable life insurance policies (collectively, Contracts) as well as to qualified pension and retirement plans (collectively, Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor).
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Wanger USA
2	Prospectus 2014

Wanger USA
Summary of the Fund
Investment Objective
Wanger USA (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.86%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.10%
Total annual Fund operating expenses	0.96%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger USA (whether or not shares are redeemed)	$98	$306	$531	$1,178
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 15% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount any borrowings for investment purposes) in U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
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Wanger USA
Summary of the Fund (continued)
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the Russell 2000 Index, the Fund’s primary benchmark, and the Lipper Variable Underlying Small-Cap Growth Funds Index. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Lipper Variable Underlying Small-Cap Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Small-Cap Growth Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
4	Prospectus 2014

Wanger USA
Summary of the Fund (continued)
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	3rd Quarter 2009	22.90%
	Worst	4th Quarter 2008	-27.74%
Average Annual Total Returns (for periods ended December 31, 2013)
	Inception Date	1 Year	5 Years	10 Years
Returns before taxes	05/03/95	33.75%	22.14%	9.39%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)		38.82%	20.08%	9.07%
Lipper Variable Underlying Small-Cap Growth Funds Index (reflects no deductions for taxes)		40.99%	22.61%	9.37%

Fund Management
Investment Manager: Columbia Wanger Asset Management, LLC

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Robert A. Mohn, CFA	Portfolio Manager, Analyst and Domestic Chief Investment Officer of the Investment Manager	Lead manager since 1997	1995
William J. Doyle, CFA	Portfolio Manager and Analyst	Co-manager since 2014	2006
Purchase and Sale of Fund Shares
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. If you are the owner of a Contract or a participant in a Qualified Plan, please refer to the prospectus that describes your Contract or Qualified Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
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Wanger USA
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), related companies of the Fund - including the Investment Manager, the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) - may pay the intermediary (such as an insurance company) and its affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (such as an insurance company) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.
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Wanger USA
More Information About the Fund
Investment Objective
Wanger USA (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy of the Fund and may be changed by the Fund’s Board of Trustees (the Board) without shareholder approval. There is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount any borrowings for investment purposes) in U.S. companies.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the Investment Manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market
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Wanger USA
More Information About the Fund (continued)
downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Changing the Fund’s Investment Objective and Policies
The Fund’s investment objective and non-fundamental investment policies (including its principal and additional investment strategies) can be changed by the Board without shareholder approval, but may require notice to shareholders in certain instances. The Fund’s fundamental investment policies, as identified in the Fund’s Statement of Additional Information (SAI), may be changed only with Board and shareholder approval in accordance with the voting requirements of the Investment Company Act of 1940 (the 1940 Act). For additional information about changing the Fund’s fundamental and non-fundamental investment policies, see the SAI.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined based on the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Investing in Money Market Funds
The Fund may invest cash, including cash collateral received in connection with its securities lending program, in shares of money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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Wanger USA
More Information About the Fund (continued)
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, the borrower does not return a loaned security and the proceeds from sale of the collateral are not sufficient to replace the borrowed security. The Fund invests collateral in a government money market fund.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions. These investment positions may include, without limitation, investments in money market instruments or holdings of cash or cash equivalents, and may be held by the Fund for as long a period as the Investment Manager deems necessary. The Fund may not achieve its investment objective, and the Fund’s performance may be adversely affected, while it is investing defensively. The Investment Manager currently expects that substantially all of the Fund's assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.
Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.
The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed approximately 30 to 40 days after each month-end. The top 15 holdings may be available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
Use of Benchmarks
Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Investment Manager selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks selected by the Investment Manager. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Additional Information on Portfolio Turnover
A mutual fund that replaces, or turns over, more than 100% of its investments in a year may be considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions and other transaction costs will have on its returns. The Fund may sell securities regardless of how long they’ve been held. See Financial Highlights for the Fund's portfolio turnover rates for the past five years or since inception, if shorter.
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Wanger USA
More Information About the Fund (continued)
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratio to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees (no such fee is currently paid by the Fund), and (iii) other expenses.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Board of Trustees
The Fund is governed by the Board. More than 75% of the Fund's Trustees are independent (Independent Trustees), meaning that they are not “interested persons” of the Fund, as defined in the 1940 Act. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund's officers to establish the Fund's policies and oversee its activities. Among the Trustees' responsibilities are: selecting the investment adviser for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.
Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust's Bylaws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. The last meeting to elect Trustees was held on May 27, 2010. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.
For more detailed information about the Board, please refer to the SAI.
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More Information About the Fund (continued)
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Wanger Asset Management, LLC is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2014, the Investment Manager had assets under management of approximately $38.8 billion. The Investment Manager is a registered investment adviser and wholly owned subsidiary of Columbia Management Investment Advisers, LLC, which is a wholly owned subsidiary of Ameriprise Financial and the Fund’s sub-administrator (the Sub-Administrator). In addition to serving as an investment adviser to mutual funds, the Investment Manager acts as an investment manager for other institutional accounts.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.86% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the Fund’s portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Robert A. Mohn, CFA	Portfolio Manager, Analyst and Domestic Chief Investment Officer of the Investment Manager	Lead manager since 1997	1995
William J. Doyle, CFA	Portfolio Manager and Analyst	Co-manager since 2014	2006
Mr. Mohn has been associated with the Investment Manager or its predecessors as an investment professional since 1992 and has been a Vice President of the Trust since 1997. Mr. Mohn began his investment career in 1983 and earned a B.S. from Stanford University and an M.B.A. from the University of Chicago.
Mr. Doyle has been associated with the Investment Manager or its predecessors as an investment professional since 2006 and has been a Vice President of the Trust since 2014. Mr. Doyle began his investment management career in 1987 and earned a B.S. and a B.A. from Illinois State University and an M.B.A from Loyola University of Chicago.
The Administrator
Columbia Wanger Asset Management, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator retains the Sub-Administrator to perform certain of these services (including fund accounting), and pays a fee for the services of the Sub-Administrator. The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s aggregate average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Aggregate Daily Net Assets of the Trust:
Up to $4 billion	0.05%
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More Information About the Fund (continued)
Annual Administration Fee, as a % of Aggregate Daily Net Assets of the Trust:
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including: insurance, broker-dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.
As described in More Information About the Fund - Primary Service Providers, the Investment Manager, Administrator, Sub-Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.
Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:
■	the Investment Manager and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and the other Columbia Funds and the sale of their shares;
■	there may be competition for limited investment opportunities that must be allocated among the Fund, the other Columbia Funds and other clients and customers of the Investment Manager that may have the same or similar investment objectives as the Fund;
■	management of the Fund may diverge from other Columbia Funds or other clients and customers of the Investment Manager or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;
■	there may be regulatory or investment restrictions imposed on the investment activities of the Investment Manager arising from the activities or holdings of other Columbia Funds or other clients or customers of the Investment Manager or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments or in holdings of particular portfolio companies that may be made by affiliated entities, including the Fund;
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More Information About the Fund (continued)
■	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;
■	there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, for example, if an affiliated entity were in possession of non-public information, the Investment Manager might be prohibited by law from using that information in connection with the management of the Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial, and these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Wanger USA
About Fund Shares and Transactions
Description of the Share Class
Share Class Features
The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts), as well as to qualified retirement or other plans (collectively, Qualified Plans) and other qualified institutional investors authorized by the Distributor.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and/or Service Fees	none
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your Contract or your Qualified Plan sponsor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that selling agent; gross sales of the Columbia Funds distributed by the Distributor attributable to that selling agent; or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, the Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for a selling agent receiving a payment based on gross sales of the Columbia Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers.
Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments.
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About Fund Shares and Transactions (continued)
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
The value of the Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board.
If a market price isn't readily available or is deemed not to reflect market value, the security will be valued in good faith based on a determination of the security's fair value pursuant to the Portfolio Pricing Policy approved by the Board. The Portfolio Pricing Policy provides that fair value determinations will be made using the methodology set forth in the Policy and deemed most appropriate under the circumstances and considering all available, relevant factors and indications of value. The Portfolio Pricing Policy provides that fair valuation may be used to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. In addition, in the event of a significant movement in the Standard & Poor's 500 E-Mini Index, a statistical fair valuation process is applied to adjust prices of foreign securities traded on foreign exchanges in time zones different from the United States utilizing the services of a designated pricing vendor. Although the use of statistical fair valuation is intended to and may decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities. Please consult the SAI for more information on the factors to be considered in making fair value determinations; the significant events that may necessitate fair valuation of foreign securities; and the Fund's statistical fair valuation methodology.
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About Fund Shares and Transactions (continued)
When fair valuation is used to price securities, the values for those securities may be higher or lower than values used by another fund to price the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Shareholder Information
The Fund and the other Columbia Wanger Funds are available to owners of Contracts issued by participating insurance companies and participants in Qualified Plans, as described below. Please refer to the Contract prospectus that describes your Contract or the documents that describe your Qualified Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds. The Fund and the other Columbia Wanger Funds may also be available to other eligible investors authorized by the Distributor.
Depending on the context, references to "you" or "your" in this prospectus refer either to (i) the owner of a Contract, participant in a Qualified Plan or qualified institutional investor or (ii) the insurance company that issues the Contract or the Qualified Plan itself. Throughout this prospectus, references to a Fund "shareholder" or to "buying," "selling," "holding," "owning," or "transferring" Fund shares refer only to the participating insurance company investing in the Fund through a separate account on behalf of Contracts or to the Qualified Plan itself, and not to an owner of a Contract or participant in a Qualified Plan.
The Fund is available to the following types of Qualified Plans:
■	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;
■	an annuity plan described in section 403(a) of the Code;
■	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;
■	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and
■	a plan described in section 501(c)(18) of the Code.
A Qualified Plan must be established before shares of the Fund can be purchased by the Qualified Plan. Neither the Fund nor the Investment Manager offers prototypes of such Qualified Plans. The Fund has imposed certain additional restrictions on sales to Qualified Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Qualified Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Qualified Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Qualified Plan fiduciary rather than Qualified Plan participants. A Qualified Plan may call the Investment Manager at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what
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About Fund Shares and Transactions (continued)
action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer Qualified Plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares - Excessive Trading Practices Policy.
Excessive Trading Practices Policy
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
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About Fund Shares and Transactions (continued)
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
The Fund may invest significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
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Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	semiannually
Distributions	semiannually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans and, as authorized by the Distributor, other eligible investors permitted to hold shares of the Fund pursuant to applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, your Qualified Plan sponsor or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which
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Wanger USA
Distributions and Taxes (continued)
maintain and invest net proceeds from Contracts, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of an owner of a Contract will be "adequately diversified." If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract owners are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Financial Highlights
The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan; if reflected, such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Selected data for a share outstanding throughout each period	Year Ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$33.84	$29.80	$33.86	$27.45	$19.30
Income from Investment Operations:
Net investment income (loss)	(0.05)	0.15	(0.13)	(0.10)	(0.06)
Net realized and unrealized gain (loss)	10.79	5.63	(0.82)	6.51	8.21
Total from Investment Operations	10.74	5.78	(0.95)	6.41	8.15
Less Distributions to Shareholders:
Net investment income	(0.06)	(0.11)	—	—	—
Net realized gains	(3.39)	(1.63)	(3.11)	—	—
Total Distributions to Shareholders	(3.45)	(1.74)	(3.11)	—	—
Net Asset Value, End of Period	$41.13	$33.84	$29.80	$33.86	$27.45
Total Return	33.75%	20.02% (a)	(3.49)% (a)	23.35% (a)	42.23%
Ratios to Average Net Assets/Supplemental Data:
Total gross expenses (b)	0.96%	0.96%	0.94%	0.98% (c)	0.98%
Total net expenses (b)	0.96%	0.96% (d)	0.93% (d)	0.97% (c)(d)	0.98% (d)
Net investment income (loss)	(0.12)%	0.45%	(0.40)%	(0.35)%	(0.29)%
Portfolio turnover rate	15%	12%	10%	27%	30%
Net assets, end of period (000s)	$912,143	$782,222	$757,562	$911,424	$1,277,154

Notes to Financial Highlights
(a)	Had the investment manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests, if any. Such indirect expenses are not included in the reported expense ratios.
(c)	Includes interest expense which rounds to less than 0.01%.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
Prospectus 2014	21

Notes

Columbia Wanger Family of Funds
For More Information
The Columbia Wanger Funds are generally available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Wanger Asset Management, LLC
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
By Telephone:   888.4.WANGER
(888.492.6437)
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Shareholder Communications with the Board
The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1466-99 E (5/14)

Prospectus
May 1, 2014
Columbia Wanger Family of Funds
Managed by Columbia Wanger Asset Management, LLC
Wanger International

Ticker Symbol
WSCAX
The Fund offers shares only to separate accounts as underlying investments for variable annuity contracts and variable life insurance policies (collectively, Contracts) as well as to qualified pension and retirement plans (collectively, Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor).
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Wanger International
2	Prospectus 2014

Wanger International
Summary of the Fund
Investment Objective
Wanger International (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.90%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.17%
Total annual Fund operating expenses	1.07%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International (whether or not shares are redeemed)	$109	$340	$590	$1,306
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Prospectus 2014	3

Wanger International
Summary of the Fund (continued)
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of foreign sub-custodians. Some countries have limited governmental oversight and regulation, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. As a result, there is a risk that the security will not be delivered to the Fund or that payment will not be received. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. In certain non-U.S. markets, an issuer’s securities are blocked from trading for a specified number of days before and, in certain instances, after a shareholder meeting. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
4	Prospectus 2014

Wanger International
Summary of the Fund (continued)
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Operational and Settlement Risks of Securities in Emerging Markets. Foreign sub-custodians in emerging markets may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. There may also be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. Emerging market currencies may not be traded and are subject to a higher risk of currency devaluations.
Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights.
Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of the S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index, the Fund's primary benchmark, the MSCI Europe, Australasia, Far East (MSCI EAFE) Index
Prospectus 2014	5

Wanger International
Summary of the Fund (continued)
(Net) and the Lipper Variable Underlying International Growth Funds Index. The S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid- and small-cap developed and emerging markets, excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 22 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance. The Lipper Variable Underlying International Growth Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Growth Funds Classification, and shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	32.13%
	Worst	3rd Quarter 2008	-23.14%
Average Annual Total Returns (for periods ended December 31, 2013)
	Inception Date	1 Year	5 Years	10 Years
Returns before taxes	05/03/1995	22.37%	18.90%	12.56%
S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (reflects no deductions for fees, expenses or taxes)		16.77%	17.45%	10.62%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		22.78%	12.44%	6.91%
Lipper Variable Underlying International Growth Funds Index (reflects no deductions for taxes)		19.93%	14.01%	7.51%

Fund Management
Investment Manager: Columbia Wanger Asset Management, LLC

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Louis J. Mendes, CFA	Portfolio Manager and Analyst	Co-manager since 2005	2001
Christopher J. Olson, CFA	Portfolio Manager and Analyst	Co-manager since 2001	2001
6	Prospectus 2014

Wanger International
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. If you are the owner of a Contract or a participant in a Qualified Plan, please refer to the prospectus that describes your Contract or Qualified Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), related companies of the Fund - including the Investment Manager, the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) - may pay the intermediary (such as an insurance company) and its affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (such as an insurance company) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.
Prospectus 2014	7

Wanger International
More Information About the Fund
Investment Objective
Wanger International (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy of the Fund and may be changed by the Fund’s Board of Trustees (the Board) without shareholder approval. There is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Brazil).
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $5 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $5 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $5 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $5 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $5 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the Investment Manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
8	Prospectus 2014

Wanger International
More Information About the Fund (continued)
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (“foreign sub-custodians”), as permitted under the Investment Company Act of 1940 (the 1940 Act). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Prospectus 2014	9

Wanger International
More Information About the Fund (continued)
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.
Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in Russia.
Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. The Investment Manager will fair value in good faith any securities it deems to be illiquid under consistently applied procedures established by the Fund’s Board. Market conditions are always changing and vary by country and industry sector, and investing in international markets involves unique risks. In the wake of the 2007-2009 financial crisis, trading volumes in both emerging and developed international markets declined significantly and have stayed at generally reduced levels since then. Although it is difficult to accurately assess trends in trading volumes in foreign markets, because some amount of activity has migrated to alternative trading venues, a reduction in trading volumes poses challenges to the Fund. This is particularly so because the Fund focuses on small- and mid-cap companies that usually have lower trading volumes and often takes sizeable positions in portfolio companies. As a result of lower trading volumes, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals. If the Fund is forced to sell securities to meet redemption requests or other cash needs, or in the case of an event
10	Prospectus 2014

Wanger International
More Information About the Fund (continued)
affecting liquidity in a particular market or markets, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Changing the Fund’s Investment Objective and Policies
The Fund’s investment objective and non-fundamental investment policies (including its principal and additional investment strategies) can be changed by the Board without shareholder approval, but may require notice to shareholders in certain instances. The Fund’s fundamental investment policies, as identified in the Fund’s Statement of Additional Information (SAI), may be changed only with Board and shareholder approval in accordance with the voting requirements of the Investment Company Act of 1940 (the 1940 Act). For additional information about changing the Fund’s fundamental and non-fundamental investment policies, see the SAI.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined based on the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Investing in Money Market Funds
The Fund may invest cash, including cash collateral received in connection with its securities lending program, in shares of money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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Wanger International
More Information About the Fund (continued)
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, the borrower does not return a loaned security and the proceeds from sale of the collateral are not sufficient to replace the borrowed security. The Fund invests collateral in a government money market fund.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions. These investment positions may include, without limitation, investments in money market instruments or holdings of cash or cash equivalents, and may be held by the Fund for as long a period as the Investment Manager deems necessary. The Fund may not achieve its investment objective, and the Fund’s performance may be adversely affected, while it is investing defensively. The Investment Manager currently expects that substantially all of the Fund's assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.
Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.
The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed approximately 30 to 40 days after each month-end. The top 15 holdings may be available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
Use of Benchmarks
Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Investment Manager selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks selected by the Investment Manager. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Additional Information on Portfolio Turnover
A mutual fund that replaces, or turns over, more than 100% of its investments in a year may be considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions and other transaction costs will have on its returns. The Fund may sell securities regardless of how long they’ve been held. See Financial Highlights for the Fund's portfolio turnover rates for the past five years or since inception, if shorter.
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Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratio to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees (no such fee is currently paid by the Fund), and (iii) other expenses.
FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Board of Trustees
The Fund is governed by the Board. More than 75% of the Fund's Trustees are independent (Independent Trustees), meaning that they are not “interested persons” of the Fund, as defined in the 1940 Act. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund's officers to establish the Fund's policies and oversee its activities. Among the Trustees' responsibilities are: selecting the investment adviser for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.
Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust's Bylaws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. The last meeting to elect Trustees was held on May 27, 2010. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.
For more detailed information about the Board, please refer to the SAI.
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Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Wanger Asset Management, LLC is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2014, the Investment Manager had assets under management of approximately $38.8 billion. The Investment Manager is a registered investment adviser and wholly owned subsidiary of Columbia Management Investment Advisers, LLC, which is a wholly owned subsidiary of Ameriprise Financial and the Fund’s sub-administrator (the Sub-Administrator). In addition to serving as an investment adviser to mutual funds, the Investment Manager acts as an investment manager for other institutional accounts.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.90% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers and ownership by the portfolio managers of Fund shares.

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Louis J. Mendes, CFA	Portfolio Manager and Analyst	Co-manager since 2005	2001
Christopher J. Olson, CFA	Portfolio Manager and Analyst	Co-manager since 2001	2001
Mr. Mendes has been associated with the Investment Manager or its predecessors as an investment professional since 2001 and has been a Vice President of the Trust since 2005. Mr. Mendes began his investment career in 1986 and earned a B.A. from Columbia University and an M.I.M. from the American Graduate School of International Management.
Mr. Olson has been associated with the Investment Manager or its predecessors as an investment professional since 2001 and has been a Vice President of the Trust since 2001. Mr. Olson began his investment career in 1988 and earned a B.A. from Middlebury College, an M.B.A. from the Wharton School, University of Pennsylvania, and an M.A. from the School of Arts and Sciences, University of Pennsylvania.
The Administrator
Columbia Wanger Asset Management, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator retains the Sub-Administrator to perform certain of these services (including fund accounting), and pays a fee for the services of the Sub-Administrator. The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s aggregate average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Aggregate Daily Net Assets of the Trust:
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
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Annual Administration Fee, as a % of Aggregate Daily Net Assets of the Trust:
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including: insurance, broker-dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.
As described in More Information About the Fund - Primary Service Providers, the Investment Manager, Administrator, Sub-Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.
Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:
■	the Investment Manager and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and the other Columbia Funds and the sale of their shares;
■	there may be competition for limited investment opportunities that must be allocated among the Fund, the other Columbia Funds and other clients and customers of the Investment Manager that may have the same or similar investment objectives as the Fund;
■	management of the Fund may diverge from other Columbia Funds or other clients and customers of the Investment Manager or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;
■	there may be regulatory or investment restrictions imposed on the investment activities of the Investment Manager arising from the activities or holdings of other Columbia Funds or other clients or customers of the Investment Manager or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments or in holdings of particular portfolio companies that may be made by affiliated entities, including the Fund;
■	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;
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■	there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, for example, if an affiliated entity were in possession of non-public information, the Investment Manager might be prohibited by law from using that information in connection with the management of the Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial, and these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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About Fund Shares and Transactions
Description of the Share Class
Share Class Features
The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts), as well as to qualified retirement or other plans (collectively, Qualified Plans) and other qualified institutional investors authorized by the Distributor.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and/or Service Fees	none
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your Contract or your Qualified Plan sponsor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that selling agent; gross sales of the Columbia Funds distributed by the Distributor attributable to that selling agent; or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, the Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for a selling agent receiving a payment based on gross sales of the Columbia Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers.
Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments.
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About Fund Shares and Transactions (continued)
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
The value of the Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board.
If a market price isn't readily available or is deemed not to reflect market value, the security will be valued in good faith based on a determination of the security's fair value pursuant to the Portfolio Pricing Policy approved by the Board. The Portfolio Pricing Policy provides that fair value determinations will be made using the methodology set forth in the Policy and deemed most appropriate under the circumstances and considering all available, relevant factors and indications of value. The Portfolio Pricing Policy provides that fair valuation may be used to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. In addition, in the event of a significant movement in the Standard & Poor's 500 E-Mini Index, a statistical fair valuation process is applied to adjust prices of foreign securities traded on foreign exchanges in time zones different from the United States utilizing the services of a designated pricing vendor. Although the use of statistical fair valuation is intended to and may decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities. Please consult the SAI for more information on the factors to be considered in making fair value determinations; the significant events that may necessitate fair valuation of foreign securities; and the Fund's statistical fair valuation methodology.
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About Fund Shares and Transactions (continued)
When fair valuation is used to price securities, the values for those securities may be higher or lower than values used by another fund to price the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Shareholder Information
The Fund and the other Columbia Wanger Funds are available to owners of Contracts issued by participating insurance companies and participants in Qualified Plans, as described below. Please refer to the Contract prospectus that describes your Contract or the documents that describe your Qualified Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds. The Fund and the other Columbia Wanger Funds may also be available to other eligible investors authorized by the Distributor.
Depending on the context, references to "you" or "your" in this prospectus refer either to (i) the owner of a Contract, participant in a Qualified Plan or qualified institutional investor or (ii) the insurance company that issues the Contract or the Qualified Plan itself. Throughout this prospectus, references to a Fund "shareholder" or to "buying," "selling," "holding," "owning," or "transferring" Fund shares refer only to the participating insurance company investing in the Fund through a separate account on behalf of Contracts or to the Qualified Plan itself, and not to an owner of a Contract or participant in a Qualified Plan.
The Fund is available to the following types of Qualified Plans:
■	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;
■	an annuity plan described in section 403(a) of the Code;
■	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;
■	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and
■	a plan described in section 501(c)(18) of the Code.
A Qualified Plan must be established before shares of the Fund can be purchased by the Qualified Plan. Neither the Fund nor the Investment Manager offers prototypes of such Qualified Plans. The Fund has imposed certain additional restrictions on sales to Qualified Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Qualified Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Qualified Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Qualified Plan fiduciary rather than Qualified Plan participants. A Qualified Plan may call the Investment Manager at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what
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About Fund Shares and Transactions (continued)
action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer Qualified Plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares - Excessive Trading Practices Policy.
Excessive Trading Practices Policy
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
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About Fund Shares and Transactions (continued)
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
The Fund may invest significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Prospectus 2014	21

Wanger International
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	semiannually
Distributions	semiannually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans and, as authorized by the Distributor, other eligible investors permitted to hold shares of the Fund pursuant to applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, your Qualified Plan sponsor or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which
22	Prospectus 2014

Wanger International
Distributions and Taxes (continued)
maintain and invest net proceeds from Contracts, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of an owner of a Contract will be "adequately diversified." If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract owners are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	23

Wanger International
Financial Highlights
The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan; if reflected, such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Selected data for a share outstanding throughout each period	Year Ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$31.19	$28.79	$36.16	$29.68	$20.69
Income from Investment Operations:
Net investment income	0.39	0.46	0.42	0.35	0.30
Net realized and unrealized gain (loss)	6.18	5.27	(5.31)	6.93	9.61
Reimbursement from affiliate	—	—	0.00 (a)	—	—
Total from Investment Operations	6.57	5.73	(4.89)	7.28	9.91
Less Distributions to Shareholders:
Net investment income	(0.88)	(0.38)	(1.64)	(0.80)	(0.93)
Net realized gains	(2.33)	(2.95)	(0.84)	—	—
Total Distributions to Shareholders	(3.21)	(3.33)	(2.48)	(0.80)	(0.93)
Increase from regulatory settlements	—	—	—	—	0.01
Net Asset Value, End of Period	$34.55	$31.19	$28.79	$36.16	$29.68
Total Return	22.37%	21.56% (b)	(14.62)% (b)	24.92% (b)	49.78%
Ratios to Average Net Assets/Supplemental Data:
Total gross expenses (c)	1.07%	1.08%	1.06%	1.07%	1.05%
Total net expenses (c)	1.07%	1.05% (d)	1.00% (d)	1.04% (d)	1.05% (d)
Net investment income	1.19%	1.51%	1.25%	1.12%	1.23%
Portfolio turnover rate	44%	34%	36%	32%	37%
Net assets, end of period (000s)	$784,977	$702,667	$682,217	$925,761	$1,442,428

Notes to Financial Highlights
(a)	Rounds to zero.
(b)	Had the investment manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(c)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests, if any. Such indirect expenses are not included in the reported expense ratios.
(d)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
24	Prospectus 2014

Notes

Notes

Notes

Columbia Wanger Family of Funds
For More Information
The Columbia Wanger Funds are generally available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Wanger Asset Management, LLC
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
By Telephone:   888.4.WANGER
(888.492.6437)
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Shareholder Communications with the Board
The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1456-99 E (5/14)

Prospectus
May 1, 2014
Columbia Wanger Family of Funds
Managed by Columbia Wanger Asset Management, LLC
Wanger Select

Ticker Symbol
WATWX
The Fund offers shares only to separate accounts as underlying investments for variable annuity contracts and variable life insurance policies (collectively, Contracts) as well as to qualified pension and retirement plans (collectively, Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor).
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Wanger Select
2	Prospectus 2014

Wanger Select
Summary of the Fund
Investment Objective
Wanger Select (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.80%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.13%
Total annual Fund operating expenses	0.93%
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger Select (whether or not shares are redeemed)	$95	$296	$515	$1,143
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $20 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $20 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $20 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
Prospectus 2014	3

Wanger Select
Summary of the Fund (continued)
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Colombia).
The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. In pursuit of the Fund’s objective, the individual portfolio manager may take advantage of the research and stock-picking capabilities of the Investment Manager to select investments that are “best ideas,” but need not do so and will generally concentrate the Fund’s investments in those sectors, companies, geographic regions or industries that the portfolio manager believes offer the most growth potential.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Fund may also invest in companies that the Investment Manager believes have good operational fundamentals but that the Investment Manager believes are undervalued due to negative investor sentiment related to company-specific or market-related conditions. Investments in turnaround and development stage companies may also be made when the Investment Manager believes potential returns outweigh risks of losses.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Select Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of its portfolio securities decline in price. In addition, the Fund’s holdings and weightings will diverge significantly from its primary benchmark’s holdings and weightings and the Fund may therefore experience greater risk and volatility relative to the benchmark. Because the Fund may invest in more than one company concentrated in a similar industry, sector or geographic region, the Fund may be even more concentrated than the number of companies it may hold would suggest.
Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
4	Prospectus 2014

Wanger Select
Summary of the Fund (continued)
Opportunistic Investing Risk. Undervalued securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the security's intrinsic worth or the expected value was misgauged. Undervalued securities also may decline in price even though the Investment Manager believes they are already undervalued. Turnaround companies may never improve their fundamentals, may take much longer than expected to improve, or may improve much less than expected. Development stage companies could fail to develop and deplete their assets, resulting in large percentage losses.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of foreign sub-custodians. Some countries have limited governmental oversight and regulation, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. As a result, there is a risk that the security will not be delivered to the Fund or that payment will not be received. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. In certain non-U.S. markets, an issuer’s securities are blocked from trading for a specified number of days before and, in certain instances, after a shareholder meeting. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Operational and Settlement Risks of Securities in Emerging Markets. Foreign sub-custodians in emerging markets may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. There may also be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. Emerging market currencies may not be traded and are subject to a higher risk of currency devaluations.
Prospectus 2014	5

Wanger Select
Summary of the Fund (continued)
Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights.
Liquidity and Trading Volume Risk. Because the Fund may invest a percentage of its assets in foreign securities, it may be subject to the liquidity and trading volume risks associated with international investing. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell foreign portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell these securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in foreign portfolio securities in response to changes in company prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the S&P MidCap 400® Index, the Fund’s primary benchmark, the S&P 500® Index and the Lipper Variable Underlying Mid-Cap Core Funds Index. The S&P MidCap 400® Index is a market value-weighted index that tracks the performance of 400 mid-cap U.S. companies. The S&P 500® Index tracks the performance of 500 widely held, large-capitalization U.S. stocks. Although the Fund typically invests in companies with market capitalizations under $20 billion at the time of investment, the comparison to the S&P 500® Index is presented to show performance against a widely recognized market index. The Lipper Variable Underlying Mid-Cap Core Funds Index is an equally weighted representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying Mid-Cap Core Funds Classification, and shows how the Fund’s performance compares with returns of an index of funds with similar investment objectives.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437).

6	Prospectus 2014

Wanger Select
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	27.72%
	Worst	4th Quarter 2008	-29.52%
Average Annual Total Returns (for periods ended December 31, 2013)
	Inception Date	1 Year	5 Years	10 Years
Returns before taxes	02/01/1999	34.58%	22.52%	9.27%
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)		33.50%	21.89%	10.36%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		32.39%	17.94%	7.41%
Lipper Variable Underlying Mid-Cap Core Funds Index (reflects no deductions for taxes)		33.83%	20.10%	9.20%

Fund Management
Investment Manager: Columbia Wanger Asset Management, LLC

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Robert A. Chalupnik, CFA	Portfolio Manager and Analyst	Lead manager or co-manager since 2011	2000
Purchase and Sale of Fund Shares
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. If you are the owner of a Contract or a participant in a Qualified Plan, please refer to the prospectus that describes your Contract or Qualified Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), related companies of the Fund - including the Investment Manager, the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) - may pay the intermediary (such as an insurance company) and its affiliated broker-dealers and
Prospectus 2014	7

Wanger Select
Summary of the Fund (continued)
service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (such as an insurance company) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.
8	Prospectus 2014

Wanger Select
More Information About the Fund
Investment Objective
Wanger Select (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy of the Fund and may be changed by the Fund’s Board of Trustees (the Board) without shareholder approval. There is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of companies with market capitalizations under $20 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $20 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $20 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $20 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $20 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies.
The Fund invests the majority of its assets in U.S. companies, but also may invest up to 33% of its total assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (for example, China, India and Colombia).
The Fund invests in a limited number of companies (generally between 30-60), offering the potential to provide above-average growth over time. In pursuit of the Fund’s objective, the individual portfolio manager may take advantage of the research and stock-picking capabilities of the Investment Manager to select investments that are “best ideas,” but need not do so and will generally concentrate the Fund’s investments in those sectors, companies, geographic regions or industries that the portfolio manager believes offer the most growth potential.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Fund may also invest in companies that the Investment Manager believes have good operational fundamentals but that the Investment Manager believes are undervalued due to negative investor sentiment related to company-specific or market-related conditions. Investments in turnaround and development stage companies may also be made when the Investment Manager believes potential returns outweigh risks of losses.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Select Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of its portfolio securities decline in price. In addition, the Fund’s holdings and weightings will diverge significantly from its primary benchmark’s holdings and weightings and the Fund may therefore experience greater risk and volatility relative to the benchmark. Because the Fund may invest in more than one company concentrated in a similar industry, sector or geographic region, the Fund may be even more concentrated than the number of companies it may hold would suggest.
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Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the Investment Manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Opportunistic Investing Risk. Undervalued securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the security's intrinsic worth or the expected value was misgauged. Undervalued securities also may decline in price even though the Investment Manager believes they are already undervalued. Turnaround companies may never improve their fundamentals, may take much longer than expected to improve, or may improve much less than expected. Development stage companies could fail to develop and deplete their assets, resulting in large percentage losses.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement
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of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (“foreign sub-custodians”), as permitted under the Investment Company Act of 1940 (the 1940 Act). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment
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settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.
Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in Russia.
Liquidity and Trading Volume Risk. Because the Fund may invest a percentage of its assets in foreign securities, it may be subject to the liquidity and trading volume risks associated with international investing. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell foreign portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. The Investment Manager will fair value in good faith any securities it deems to be illiquid under consistently applied procedures established by the Fund’s Board. Market conditions are always changing and vary by country and industry sector, and investing in international markets involves unique risks. In the wake of the 2007-2009 financial crisis, trading volumes in both emerging and developed international markets declined significantly and have stayed at generally reduced levels since then. Although it is difficult to accurately assess trends in trading volumes in foreign markets, because some amount of activity has migrated to alternative trading venues, a reduction in trading volumes poses challenges to the Fund. This is particularly so because the Fund focuses on small- and mid-cap companies that usually have lower trading volumes and often takes sizeable positions in portfolio companies. As a result of lower trading volumes, it may take longer to buy or sell securities these, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in foreign portfolio securities in response to changes in company prices and fundamentals. If the Fund is forced to sell securities to meet redemption requests or other cash needs, or in the case of an event affecting liquidity in a particular market or markets, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
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Changing the Fund’s Investment Objective and Policies
The Fund’s investment objective and non-fundamental investment policies (including its principal and additional investment strategies) can be changed by the Board without shareholder approval, but may require notice to shareholders in certain instances. The Fund’s fundamental investment policies, as identified in the Fund’s Statement of Additional Information (SAI), may be changed only with Board and shareholder approval in accordance with the voting requirements of the Investment Company Act of 1940 (the 1940 Act). For additional information about changing the Fund’s fundamental and non-fundamental investment policies, see the SAI.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined based on the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Investing in Money Market Funds
The Fund may invest cash, including cash collateral received in connection with its securities lending program, in shares of money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, the borrower does not return a loaned security and the proceeds from sale of the collateral are not sufficient to replace the borrowed security. The Fund invests collateral in a government money market fund.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions. These investment positions may include, without limitation, investments in money market instruments or holdings of cash or cash equivalents, and may be held by the Fund for as long a period as the Investment Manager deems necessary. The Fund may not achieve its investment objective, and the Fund’s performance may be adversely affected, while it is investing defensively. The Investment Manager currently expects that substantially all of the Fund's assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.
Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.
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The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed approximately 30 to 40 days after each month-end. The top 15 holdings may be available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
Use of Benchmarks
Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Investment Manager selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks selected by the Investment Manager. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Additional Information on Portfolio Turnover
A mutual fund that replaces, or turns over, more than 100% of its investments in a year may be considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions and other transaction costs will have on its returns. The Fund may sell securities regardless of how long they’ve been held. See Financial Highlights for the Fund's portfolio turnover rates for the past five years or since inception, if shorter.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratio to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees (no such fee is currently paid by the Fund), and (iii) other expenses.
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FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager has contractually agreed to bear, through April 30, 2015, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.35% of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Board of Trustees
The Fund is governed by the Board. More than 75% of the Fund's Trustees are independent (Independent Trustees), meaning that they are not “interested persons” of the Fund, as defined in the 1940 Act. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund's officers to establish the Fund's policies and oversee its activities. Among the Trustees' responsibilities are: selecting the investment adviser for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.
Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust's Bylaws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. The last meeting to elect Trustees was held on May 27, 2010. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.
For more detailed information about the Board, please refer to the SAI.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Wanger Asset Management, LLC is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2014, the Investment Manager had assets under management of approximately $38.8 billion. The Investment Manager is a registered investment adviser and wholly owned subsidiary of Columbia Management Investment Advisers, LLC, which is a wholly owned subsidiary of Ameriprise Financial and the Fund’s sub-administrator (the Sub-Administrator). In addition to serving as an investment adviser to mutual funds, the Investment Manager acts as an investment manager for other institutional accounts.
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Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.80% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Robert A. Chalupnik, CFA	Portfolio Manager and Analyst	Lead manager or co-manager since 2011	2000
Mr. Chalupnik has been associated with the Investment Manager or its predecessors as an investment professional since 1998 and has been a Vice President of the Trust since May 2011. Mr. Chalupnik began his investment career in 1994 and earned a B.S. and an M.B.A. from the University of Illinois.
The Administrator
Columbia Wanger Asset Management, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator retains the Sub-Administrator to perform certain of these services (including fund accounting), and pays a fee for the services of the Sub-Administrator. The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s aggregate average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Aggregate Daily Net Assets of the Trust:
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf.
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Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including: insurance, broker-dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.
As described in More Information About the Fund - Primary Service Providers, the Investment Manager, Administrator, Sub-Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.
Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:
■	the Investment Manager and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and the other Columbia Funds and the sale of their shares;
■	there may be competition for limited investment opportunities that must be allocated among the Fund, the other Columbia Funds and other clients and customers of the Investment Manager that may have the same or similar investment objectives as the Fund;
■	management of the Fund may diverge from other Columbia Funds or other clients and customers of the Investment Manager or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;
■	there may be regulatory or investment restrictions imposed on the investment activities of the Investment Manager arising from the activities or holdings of other Columbia Funds or other clients or customers of the Investment Manager or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments or in holdings of particular portfolio companies that may be made by affiliated entities, including the Fund;
■	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;
■	there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, for example, if an affiliated entity were in possession of non-public information, the Investment Manager might be prohibited by law from using that information in connection with the management of the Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial, and these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.
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Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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About Fund Shares and Transactions
Description of the Share Class
Share Class Features
The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts), as well as to qualified retirement or other plans (collectively, Qualified Plans) and other qualified institutional investors authorized by the Distributor.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and/or Service Fees	none
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your Contract or your Qualified Plan sponsor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that selling agent; gross sales of the Columbia Funds distributed by the Distributor attributable to that selling agent; or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, the Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for a selling agent receiving a payment based on gross sales of the Columbia Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers.
Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments.
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About Fund Shares and Transactions (continued)
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
The value of the Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board.
If a market price isn't readily available or is deemed not to reflect market value, the security will be valued in good faith based on a determination of the security's fair value pursuant to the Portfolio Pricing Policy approved by the Board. The Portfolio Pricing Policy provides that fair value determinations will be made using the methodology set forth in the Policy and deemed most appropriate under the circumstances and considering all available, relevant factors and indications of value. The Portfolio Pricing Policy provides that fair valuation may be used to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. In addition, in the event of a significant movement in the Standard & Poor's 500 E-Mini Index, a statistical fair valuation process is applied to adjust prices of foreign securities traded on foreign exchanges in time zones different from the United States utilizing the services of a designated pricing vendor. Although the use of statistical fair valuation is intended to and may decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities. Please consult the SAI for more information on the factors to be considered in making fair value determinations; the significant events that may necessitate fair valuation of foreign securities; and the Fund's statistical fair valuation methodology.
20	Prospectus 2014

Wanger Select
About Fund Shares and Transactions (continued)
When fair valuation is used to price securities, the values for those securities may be higher or lower than values used by another fund to price the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Shareholder Information
The Fund and the other Columbia Wanger Funds are available to owners of Contracts issued by participating insurance companies and participants in Qualified Plans, as described below. Please refer to the Contract prospectus that describes your Contract or the documents that describe your Qualified Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds. The Fund and the other Columbia Wanger Funds may also be available to other eligible investors authorized by the Distributor.
Depending on the context, references to "you" or "your" in this prospectus refer either to (i) the owner of a Contract, participant in a Qualified Plan or qualified institutional investor or (ii) the insurance company that issues the Contract or the Qualified Plan itself. Throughout this prospectus, references to a Fund "shareholder" or to "buying," "selling," "holding," "owning," or "transferring" Fund shares refer only to the participating insurance company investing in the Fund through a separate account on behalf of Contracts or to the Qualified Plan itself, and not to an owner of a Contract or participant in a Qualified Plan.
The Fund is available to the following types of Qualified Plans:
■	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;
■	an annuity plan described in section 403(a) of the Code;
■	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;
■	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and
■	a plan described in section 501(c)(18) of the Code.
A Qualified Plan must be established before shares of the Fund can be purchased by the Qualified Plan. Neither the Fund nor the Investment Manager offers prototypes of such Qualified Plans. The Fund has imposed certain additional restrictions on sales to Qualified Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Qualified Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Qualified Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Qualified Plan fiduciary rather than Qualified Plan participants. A Qualified Plan may call the Investment Manager at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what
Prospectus 2014	21

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About Fund Shares and Transactions (continued)
action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer Qualified Plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares - Excessive Trading Practices Policy.
Excessive Trading Practices Policy
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
22	Prospectus 2014

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About Fund Shares and Transactions (continued)
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
The Fund may invest significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
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Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	semiannually
Distributions	semiannually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans and, as authorized by the Distributor, other eligible investors permitted to hold shares of the Fund pursuant to applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, your Qualified Plan sponsor or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which
24	Prospectus 2014

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Distributions and Taxes (continued)
maintain and invest net proceeds from Contracts, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of an owner of a Contract will be "adequately diversified." If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract owners are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Financial Highlights
The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan; if reflected, such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Selected data for a share outstanding throughout each period	Year Ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$27.54	$23.35	$28.99	$23.05	$13.87
Income from Investment Operations:
Net investment income (loss)	(0.05)	0.16	(0.06)	(0.09)	(0.08)
Net realized and unrealized gain (loss)	9.46	4.15	(4.99)	6.17	9.26
Total from Investment Operations	9.41	4.31	(5.05)	6.08	9.18
Less Distributions to Shareholders:
Net investment income	(0.09)	(0.12)	(0.59)	(0.14)	—
Net realized gains	(0.45)	—	—	—	—
Total Distributions to Shareholders	(0.54)	(0.12)	(0.59)	(0.14)	—
Net Asset Value, End of Period	$36.41	$27.54	$23.35	$28.99	$23.05
Total Return	34.58%	18.46%	(17.68)%	26.57%	66.19%
Ratios to Average Net Assets/Supplemental Data:
Total gross expenses(a)	0.93%	0.92%	0.93%	0.93%	0.95%
Total net expenses(a)	0.93%	0.91% (b)	0.93% (b)	0.93% (b)	0.95% (b)
Net investment income (loss)	(0.15)%	0.60%	(0.24)%	(0.38)%	(0.44)%
Portfolio turnover rate	24%	20%	23%	30%	35%
Net assets, end of period (000s)	$257,911	$235,155	$242,543	$345,960	$270,368

Notes to Financial Highlights
(a)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests, if any. Such indirect expenses are not included in the reported expense ratios.
(b)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
26	Prospectus 2014

Notes

Columbia Wanger Family of Funds
For More Information
The Columbia Wanger Funds are generally available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Wanger Asset Management, LLC
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
By Telephone:   888.4.WANGER
(888.492.6437)
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Shareholder Communications with the Board
The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1461-99 E (5/14)

Prospectus
May 1, 2014
Columbia Wanger Family of Funds
Managed by Columbia Wanger Asset Management, LLC
Wanger International Select

Ticker Symbol
WAFFX
The Fund offers shares only to separate accounts as underlying investments for variable annuity contracts and variable life insurance policies (collectively, Contracts) as well as to qualified pension and retirement plans (collectively, Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor).
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Wanger International Select
2	Prospectus 2014

Wanger International Select
Summary of the Fund
Investment Objective
Wanger International Select (the Fund) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.94%
Distribution and/or service (12b-1) fees	0.00%
Other expenses	0.57%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses(a)	1.52%
Fee waivers and/or expense reimbursements(b)	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	1.46%
(a)	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than “Net Expenses” shown in the Financial Highlights section of this prospectus because “Net Expenses” do not include acquired fund fees and expenses.
(b)	Columbia Wanger Asset Management, LLC (the Investment Manager) has contractually agreed to waive fees and reimburse certain expenses of the Fund so that ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any) do not exceed the annual rates of 1.45%, through April 30, 2015. This arrangement may only be modified or amended with approval from all parties to the arrangement, including the Fund and the Investment Manager.
Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■	you invest $10,000 in the Fund for the periods indicated,
■	your investment has a 5% return each year, and
■	the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Wanger International Select (whether or not shares are redeemed)	$149	$474	$823	$1,807
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.
Prospectus 2014	3

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Summary of the Fund (continued)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom).
The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $25 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $25 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $25 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.
The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time. In pursuit of the Fund’s objective, the individual portfolio manager may take advantage of the research and stock-picking capabilities of the Investment Manager to select investments that are “best ideas,” but need not do so and will generally concentrate the Fund’s investments in those sectors, companies, geographic regions or industries that the portfolio manager believes may benefit from broader macro-economic trends.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives. The Fund may fail to achieve its investment objective and you may lose money.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
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Summary of the Fund (continued)
Select Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of its portfolio securities decline in price. In addition, the Fund’s holdings and weightings will diverge significantly from its primary benchmark’s holdings and weightings and the Fund may therefore experience greater risk and volatility relative to the benchmark. Because the Fund may invest in more than one company concentrated in a similar industry, sector or geographic region, the Fund may be even more concentrated than the number of companies it may hold would suggest.
Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. As a result of significant and sustained reductions in emerging and developed international market trading volumes in the wake of the 2007-2009 financial crisis, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals, and may be forced to dispose of securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. Foreign securities subject the Fund to the risks associated with investing in the particular country of an issuer, including the political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than investments in securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of foreign sub-custodians. Some countries have limited governmental oversight and regulation, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. As a result, there is a risk that the security will not be delivered to the Fund or that payment will not be received. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. In certain non-U.S. markets, an issuer’s securities are blocked from trading for a specified number of days before and, in certain instances, after a shareholder meeting. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
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Summary of the Fund (continued)
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.
Operational and Settlement Risks of Securities in Emerging Markets. Foreign sub-custodians in emerging markets may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. There may also be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. Emerging market currencies may not be traded and are subject to a higher risk of currency devaluations.
Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights.
Small- and Mid-Cap Company Securities Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. An investment in the Fund could lose money over short or long periods. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with those of the S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index, the Fund's primary benchmark, the MSCI Europe, Australasia, Far East (MSCI EAFE) Index (Net) and the Lipper Variable Underlying International Growth Funds Index. The S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index is a subset of the broad market selected by the index sponsor representing the mid-cap developed markets, excluding the United States. The MSCI EAFE Index (Net) is a capitalization-weighted index that tracks the total return of common stocks in 22 developed-market countries within Europe, Australasia and the Far East. The performance of the MSCI EAFE Index (Net) is provided to show how the Fund's performance compares to a widely recognized broad based index of foreign market performance. The Lipper Variable Underlying International Growth Funds Index is an equally weighted
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Summary of the Fund (continued)
representation of the 30 largest variable insurance underlying funds in the Lipper Variable Underlying International Growth Funds Classification, and shows how the Fund's performance compares with returns of an index of funds with similar investment objectives.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Daily and month-end performance information is available by calling the Investment Manager at 888.4.WANGER (888.492.6437).

Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2009	25.12%
	Worst	3rd Quarter 2008	-26.24%
Average Annual Total Returns (for periods ended December 31, 2013)
	Inception Date	1 Year	5 Years	10 Years
Returns before taxes	02/01/1999	14.04%	15.21%	10.48%
S&P Developed Ex-U.S. Between $2 Billion and $10 Billion® Index (reflects no deductions for fees, expenses or taxes)		21.70%	15.27%	8.90%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		22.78%	12.44%	6.91%
Lipper Variable Underlying International Growth Funds Index (reflects no deductions for taxes)		19.93%	14.01%	7.51%

Fund Management
Investment Manager: Columbia Wanger Asset Management, LLC

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Christopher J. Olson, CFA	Portfolio Manager and Analyst	Lead manager or Co-manager since 2001	2001
Purchase and Sale of Fund Shares
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. If you are the owner of a Contract or a participant in a Qualified Plan, please refer to the prospectus that describes your Contract or Qualified Plan for information about minimum investment requirements and how to purchase and redeem shares of the Fund.
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Summary of the Fund (continued)
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as an insurance company), related companies of the Fund - including the Investment Manager, the Distributor and Columbia Management Investment Services Corp. (the Transfer Agent) - may pay the intermediary (such as an insurance company) and its affiliated broker-dealers and service providers for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary (such as an insurance company) and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.
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More Information About the Fund
Investment Objective
Wanger International Select (the Fund) seeks long-term capital appreciation. The Fund’s investment objective is not a fundamental policy of the Fund and may be changed by the Fund’s Board of Trustees (the Board) without shareholder approval.
There is no assurance the Fund’s objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 65% of its net assets in foreign companies in developed markets (for example, Japan, Canada and the United Kingdom).
The Fund also may invest up to 35% of its total assets in companies in emerging markets (for example, China, India and Brazil). The Fund generally invests in at least three countries other than the United States but may invest up to 25% of its total assets in securities of U.S. issuers.
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations under $25 billion at the time of initial investment. However, if the Fund's investments in such companies represent less than a majority of its net assets, the Fund may continue to hold and to make additional investments in an existing company in its portfolio even if that company's capitalization has grown to exceed $25 billion. Under normal circumstances, the Fund may invest in companies with market capitalizations above $25 billion at the time of initial investment, provided that immediately after that investment a majority of its net assets would be invested in companies whose market capitalizations were under $25 billion at the time of initial investment.
Columbia Wanger Asset Management, LLC, the Fund's investment adviser (the Investment Manager), believes that stocks of companies with market capitalizations under $25 billion, which generally are not as well known by financial analysts as larger companies, may offer higher return potential than stocks of larger companies. The Fund also may invest in larger-sized companies.
The Fund invests in a limited number of foreign companies (generally between 40-60), offering the potential to provide above-average growth over time. In pursuit of the Fund’s objective, the individual portfolio manager may take advantage of the research and stock-picking capabilities of the Investment Manager to select investments that are “best ideas,” but need not do so and will generally concentrate the Fund’s investments in those sectors, companies, geographic regions or industries that the portfolio manager believes may benefit from broader macro-economic trends.
The Investment Manager typically seeks companies with:
■	A strong business franchise that offers growth potential.
■	Products and services in which the company has a competitive advantage.
■	A stock price the Investment Manager believes is reasonable relative to the assets and earning power of the company.
The Investment Manager may sell a portfolio holding if the security reaches the Investment Manager's price target, if the company has a deterioration of fundamentals, such as failing to meet key operating benchmarks, or if the Investment Manager believes other securities are more attractive. The Investment Manager also may sell a portfolio holding to fund redemptions.
Principal Risks
An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the Investment Manager to select investments and to make investment decisions that are able to achieve the Fund’s investment objective. The Investment Manager’s active management of the Fund could cause the Fund to underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. The Fund may fail to achieve its investment objective and you may lose money.
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Wanger International Select
More Information About the Fund (continued)
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The more a fund diversifies its investments, the more it spreads risk and potentially reduces the risks of loss and volatility.
Select Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of its portfolio securities decline in price. In addition, the Fund’s holdings and weightings will diverge significantly from its primary benchmark’s holdings and weightings and the Fund may therefore experience greater risk and volatility relative to the benchmark. Because the Fund may invest in more than one company concentrated in a similar industry, sector or geographic region, the Fund may be even more concentrated than the number of companies it may hold would suggest.
Liquidity and Trading Volume Risk. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. The Investment Manager will fair value in good faith any securities it deems to be illiquid under consistently applied procedures established by the Fund’s Board. Market conditions are always changing and vary by country and industry sector, and investing in international markets involves unique risks. In the wake of the 2007-2009 financial crisis, trading volumes in both emerging and developed international markets declined significantly and have stayed at generally reduced levels since then. Although it is difficult to accurately assess trends in trading volumes in foreign markets, because some amount of activity has migrated to alternative trading venues, a reduction in trading volumes poses challenges to the Fund. This is particularly so because the Fund focuses on small- and mid-cap companies that usually have lower trading volumes and often takes sizeable positions in portfolio companies. As a result of lower trading volumes, it may take longer to buy or sell securities, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in portfolio securities in response to changes in company prices and fundamentals. If the Fund is forced to sell securities to meet redemption requests or other cash needs, or in the case of an event affecting liquidity in a particular market or markets, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. As the Fund grows in size, these considerations take on increasing significance and may adversely impact performance.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subjects the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Foreign Securities Risk. Investments in or exposure to foreign securities involve certain risks not associated with investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities are primarily denominated in foreign currencies, and the performance of the Fund may be negatively impacted by fluctuations in a foreign currency’s strength or weakness relative to the U.S. dollar. Foreign securities may also be less liquid than domestic securities so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose potentially confiscatory withholding or other taxes on the Fund’s income and capital gains from foreign securities, which could reduce the Fund’s return on such securities. Other risks include: possible delays in the settlement
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More Information About the Fund (continued)
of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events; possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; possible imposition of currency exchange controls; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (“foreign sub-custodians”), as permitted under the Investment Company Act of 1940 (the 1940 Act). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, like Russia and those in Eastern Europe, the Middle East, Asia Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries.
Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment
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Wanger International Select
More Information About the Fund (continued)
settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.
Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in Russia.
Small- and Mid-Cap Company Securities Risk. Securities of small- and mid-capitalization companies (small- and mid-cap companies) can, in certain circumstances, have a higher potential for gains than securities of larger, more established companies (larger companies) but may also have more risk. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in losses to the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Issuer Risk. An issuer in which the Fund invests may perform poorly, and the value of its securities may therefore decline, which would negatively affect the Fund’s performance. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters or other events, conditions or factors.
Market Risk. Market risk refers to the possibility that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise. Security values may fall or fail to rise because of a variety of actual or perceived factors affecting an issuer (e.g., an unfavorable earnings report), the industry or sector in which it operates, or the market as a whole, which may reduce the value of an investment in the Fund. Accordingly, an investment in the Fund could lose money over short or long periods. The market values of the securities the Fund holds can be affected by changes or perceived changes in U.S. or foreign economies and financial markets, and the liquidity of these securities, among other factors. Although equity securities generally tend to have greater price volatility than debt securities, under certain market conditions debt securities may have comparable or greater price volatility. In addition, stock prices may be sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
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More Information About the Fund (continued)
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Changing the Fund’s Investment Objective and Policies
The Fund’s investment objective and non-fundamental investment policies (including its principal and additional investment strategies) can be changed by the Board without shareholder approval, but may require notice to shareholders in certain instances. The Fund’s fundamental investment policies, as identified in the Fund’s Statement of Additional Information (SAI), may be changed only with Board and shareholder approval in accordance with the voting requirements of the Investment Company Act of 1940 (the 1940 Act). For additional information about changing the Fund’s fundamental and non-fundamental investment policies, see the SAI.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined based on the characteristics of a company at the time of initial purchase, and subsequent changes in a characteristic are not taken into account.
Holding Other Kinds of Investments
The Fund may hold investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the SAI. The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s shareholder reports or by visiting columbiamanagement.com.
Investing in Money Market Funds
The Fund may invest cash, including cash collateral received in connection with its securities lending program, in shares of money market funds. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Lending of Portfolio Securities
The Fund may lend portfolio securities to broker-dealers or other financial intermediaries on a fully collateralized basis in order to earn additional income. The Fund may lose money from securities lending if, for example, the borrower does not return a loaned security and the proceeds from sale of the collateral are not sufficient to replace the borrowed security. The Fund invests collateral in a government money market fund.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions. These investment positions may include, without limitation, investments in money market instruments or holdings of cash or cash equivalents, and may be held by the Fund for as long a period as the Investment Manager deems necessary. The Fund may not achieve its investment objective, and the Fund’s performance may be adversely affected, while it is investing defensively. The Investment Manager currently expects that substantially all of the Fund's assets will be invested in accordance with its principal investment strategies. As a result, the Fund expects to remain substantially exposed to the equity markets.
Portfolio Holdings Disclosure
A description of the Fund’s policies and procedures with respect to the disclosure of Fund portfolio securities is available in the SAI. The Fund discloses its portfolio holdings on the Columbia Funds’ website, www.columbiamanagement.com, as described below. Once posted, the portfolio holdings information will remain available on the website until at least the date on which such Fund files a Form N-CSR or Form N-Q (forms filed with the SEC that include portfolio holdings information) for the period that includes the date as of which the information is current.
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The Fund considers changes in its portfolio holdings to be confidential information. Consequently, Fund policy generally permits the disclosure of portfolio holdings information only after a certain amount of time has passed. The Fund’s complete portfolio holdings are disclosed approximately 30 to 40 days after each month-end. The top 15 holdings may be available sooner, approximately 15 calendar days after each month-end. Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current.
Use of Benchmarks
Benchmarks are indices that provide some comparative guidance in assessing the Fund’s performance. The Investment Manager selects the benchmarks it believes provide meaningful comparisons for each Fund. However, there may be different or additional indices that more closely reflect the market sectors in which the Fund invests. The Fund’s benchmarks may change from time to time. The benchmarks included in this prospectus are intended only as guideposts for your assessment of the Fund’s performance.
FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmarks, and accordingly the Fund's holdings may diverge significantly from those of the benchmarks selected by the Investment Manager. In addition, the Fund may invest in securities outside the industry and geographic sectors represented in its benchmarks. The Fund's weightings in individual securities, and in industry and geographic sectors, may also vary considerably from those of its benchmarks.
Additional Information on Portfolio Turnover
A mutual fund that replaces, or turns over, more than 100% of its investments in a year may be considered to have a high portfolio turnover rate. A high portfolio turnover rate can mean higher brokerage commissions and other transaction costs, which could reduce a fund’s returns. In general, the greater the volume of buying and selling by a fund, the greater the impact that brokerage commissions and other transaction costs will have on its returns. The Fund may sell securities regardless of how long they’ve been held. See Financial Highlights for the Fund's portfolio turnover rates for the past five years or since inception, if shorter.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratio reflects the Fund’s fee arrangements as of the date of this prospectus and is based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but no adjustments have been or will be made to the expense ratio to reflect any differences between the Fund’s average net assets during the most recently completed fiscal year, the date of this prospectus or a later date. In general, the Fund’s expense ratio will increase as its net assets decrease, such that the Fund’s actual expense ratio may be higher than the expense ratio presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s operating expense ratio that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees (no such fee is currently paid by the Fund), and (iii) other expenses.
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FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its administrator, custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Selling Agent Compensation.
Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager has contractually agreed to bear, through April 30, 2015, a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 1.45% of the Fund's average daily net assets. This expense arrangement may only be modified or amended with approval from all parties to such arrangements, including the Fund and the Investment Manager.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates and any predecessor firms that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Board of Trustees
The Fund is governed by the Board. More than 75% of the Fund's Trustees are independent (Independent Trustees), meaning that they are not “interested persons” of the Fund, as defined in the 1940 Act. The Independent Trustees bring backgrounds in business and academia to their task of working with the Fund's officers to establish the Fund's policies and oversee its activities. Among the Trustees' responsibilities are: selecting the investment adviser for the Fund; negotiating the advisory agreement; reviewing other contracts; approving investment policies; monitoring Fund operations, performance, compliance and costs; and nominating or selecting new Trustees.
Each Trustee serves the Fund for an indefinite term until his or her retirement, resignation, death or removal in accordance with the organizational documents of Wanger Advisors Trust (the Trust). The Trust's Bylaws generally require that Trustees retire at the end of the calendar year in which they attain the age of 75 years. The last meeting to elect Trustees was held on May 27, 2010. Any Trustee may be removed at a shareholders' meeting by a vote representing two-thirds of the net asset value of all shares of the Columbia Wanger family of funds (Columbia Wanger Funds). The mailing address for the Trustees and officers is 227 W. Monroe, Suite 3000, Chicago, Illinois 60606.
For more detailed information about the Board, please refer to the SAI.
Primary Service Providers
The Investment Manager, which also serves as the Fund’s administrator (the Administrator), the Distributor and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Wanger Asset Management, LLC is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606. As of March 31, 2014, the Investment Manager had assets under management of approximately $38.8 billion. The Investment Manager is a registered investment adviser and wholly owned subsidiary of Columbia Management Investment Advisers, LLC, which is a wholly owned subsidiary of Ameriprise Financial and the Fund’s sub-administrator (the Sub-Administrator). In addition to serving as an investment adviser to mutual funds, the Investment Manager acts as an investment manager for other institutional accounts.
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Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments.
The Fund pays the Investment Manager a fee for its investment advisory services. The fee is calculated as a percentage of the average daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, aggregate advisory fees paid to the Investment Manager by the Fund amounted to 0.94% of average daily net assets of the Fund. A discussion regarding the basis for the Board approving the renewal of the Fund's investment management services agreement with the Investment Manager is available in the Fund’s semiannual report to shareholders for the fiscal period ended June 30, 2013.
Portfolio Manager
Information about the portfolio manager primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio manager, including information relating to compensation, other accounts managed by the portfolio manager and ownership by the portfolio manager of Fund shares.

Portfolio Manager	Title	Role with Fund	Service with the Fund Since
Christopher J. Olson, CFA	Portfolio Manager and Analyst	Lead manager or Co-manager since 2001	2001
Mr. Olson has been associated with the Investment Manager or its predecessors as an investment professional since 2001 and has been a Vice President of the Trust since 2001. Mr. Olson began his investment career in 1988 and earned a B.A. from Middlebury College, an M.B.A. from the Wharton School, University of Pennsylvania, and an M.A. from the School of Arts and Sciences, University of Pennsylvania.
The Administrator
Columbia Wanger Asset Management, LLC is responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, coordination of the Fund’s service providers, and the provision of office facilities and related clerical and administrative services. The Administrator retains the Sub-Administrator to perform certain of these services (including fund accounting), and pays a fee for the services of the Sub-Administrator. The Fund pays the Administrator a fee for its services, plus certain out-of-pocket expenses. The fee is calculated as an annual percentage of the Trust’s aggregate average daily net assets and is paid monthly, as follows:

Annual Administration Fee, as a % of Aggregate Daily Net Assets of the Trust:
Up to $4 billion	0.05%
$4 billion to $6 billion	0.04%
$6 billion to $8 billion	0.03%
$8 billion and over	0.02%
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 225 Franklin Street, Boston, MA 02110. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and a wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 225 Franklin Street, Boston, MA 02110, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Fund pays the Transfer Agent monthly fees on a per-account basis. The Transfer Agent has engaged Boston Financial Data Services (BFDS) to provide various sub-transfer agency services. Fees paid to the Transfer Agent also include reimbursements for certain out-of pocket expenses paid by the Transfer Agent on the Fund’s behalf.
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Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
This section describes certain actual and potential conflicts of interest that arise from the financial services activities of Ameriprise Financial and its affiliates. Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the mutual fund-related activities of the Investment Manager, including: insurance, broker-dealer (sales and trading), asset management and financial services. As a consequence of these activities, Ameriprise Financial or its affiliates may have interests arising from their other business lines that conflict with the interests of the Fund. These activities may also, from time to time, place certain investment constraints on the management of the Fund that might not otherwise arise.
As described in More Information About the Fund - Primary Service Providers, the Investment Manager, Administrator, Sub-Administrator, Distributor and Transfer Agent are all affiliates of Ameriprise Financial. In addition to the services that they provide to the Fund, they also provide substantially similar services (for which they are compensated) to other clients and customers, including the Columbia Funds. Ameriprise Financial and its other affiliates may also provide services (for which they are compensated) to the Fund, other Columbia Funds or other clients and customers.
Examples of activities that could lead to conflicts of interest and/or impose limitations that could affect the Fund include the following:
■	the Investment Manager and other Ameriprise Financial affiliates may receive compensation and other benefits related to the management/administration of the Fund and the other Columbia Funds and the sale of their shares;
■	there may be competition for limited investment opportunities that must be allocated among the Fund, the other Columbia Funds and other clients and customers of the Investment Manager that may have the same or similar investment objectives as the Fund;
■	management of the Fund may diverge from other Columbia Funds or other clients and customers of the Investment Manager or Ameriprise Financial affiliates, for example, advice given to the Fund may differ from, or conflict with, advice given to other funds or accounts;
■	there may be regulatory or investment restrictions imposed on the investment activities of the Investment Manager arising from the activities or holdings of other Columbia Funds or other clients or customers of the Investment Manager or Ameriprise Financial and its affiliates, for example, caps on the aggregate amount of certain types of investments or in holdings of particular portfolio companies that may be made by affiliated entities, including the Fund;
■	Ameriprise Financial or its affiliates may have potentially conflicting relationships with companies and other entities in which the Fund invests;
■	there may be regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, for example, if an affiliated entity were in possession of non-public information, the Investment Manager might be prohibited by law from using that information in connection with the management of the Fund; and
■	insurance companies investing in the Fund may be affiliates of Ameriprise Financial, and these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no absolute assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Advisory and Other Services – Other Roles and Relationships of Ameriprise Financial and Affiliates – Certain Conflicts of Interest section of the SAI. Investors in the Fund should carefully review these disclosures and consult with their financial advisor if they have any questions.
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Certain Legal Matters
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s shareholder reports and in the SAI. Additionally, Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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About Fund Shares and Transactions
Description of the Share Class
Share Class Features
The following summarizes the primary features of the shares offered by the Fund.

Eligible Investors	The Fund and the other Columbia Wanger Funds are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies (collectively, Contracts), as well as to qualified retirement or other plans (collectively, Qualified Plans) and other qualified institutional investors authorized by the Distributor.
Investment Limits	none
Conversion Features	none
Front-End Sales Charges	none
Contingent Deferred Sales Charges (CDSCs)	none
Maximum Distribution and/or Service Fees	none
FUNDamentals
Selling and/or Servicing Agents
The terms “selling agent” and “servicing agent” (collectively, selling agents) refer to the insurance company that issued your Contract or your Qualified Plan sponsor. Selling agents also include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.
Selling Agent Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to selling agents, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that selling agent; gross sales of the Columbia Funds distributed by the Distributor attributable to that selling agent; or a negotiated lump sum payment. While the financial arrangements may vary for each selling agent, the Marketing Support Payments to any one selling agent are generally between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Fund attributable to the selling agent, and between 0.05% and 0.25% on an annual basis for a selling agent receiving a payment based on gross sales of the Columbia Funds attributable to the selling agent. The Distributor, the Investment Manager and their affiliates may make payments in larger amounts or on a basis other than those described above when dealing with certain selling agents, including certain affiliates of Bank of America Corporation. Such increased payments may enable such selling agents to offset credits that they may provide to customers.
Employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, may be separately incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies, as employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial. Certain employees, directly or indirectly, may receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates may make other payments or allow promotional incentives to broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the selling agents, including Ameriprise Financial affiliates, to which the Distributor and the Investment Manager have agreed to make Marketing Support Payments.
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About Fund Shares and Transactions (continued)
Your selling agent may charge you fees and commissions in addition to those described in this prospectus. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day.
The value of the Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time.
FUNDamentals
NAV Calculation
The Fund calculates its NAV as follows:
NAV =  (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE closes early, the business day ends as of the time the NYSE closes. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities are valued primarily on the basis of market quotations reported on stock exchanges and other securities markets around the world. Certain equity securities, debt securities and other assets are valued differently. For instance, short-term investments maturing in 60 days or less are valued primarily using the amortized cost method and those maturing in excess of 60 days are valued at the readily available market price, if available. Market quotations are obtained from outside pricing services approved and monitored pursuant to a policy approved by the Fund's Board.
If a market price isn't readily available or is deemed not to reflect market value, the security will be valued in good faith based on a determination of the security's fair value pursuant to the Portfolio Pricing Policy approved by the Board. The Portfolio Pricing Policy provides that fair value determinations will be made using the methodology set forth in the Policy and deemed most appropriate under the circumstances and considering all available, relevant factors and indications of value. The Portfolio Pricing Policy provides that fair valuation may be used to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund's share price is calculated. In addition, in the event of a significant movement in the Standard & Poor's 500 E-Mini Index, a statistical fair valuation process is applied to adjust prices of foreign securities traded on foreign exchanges in time zones different from the United States utilizing the services of a designated pricing vendor. Although the use of statistical fair valuation is intended to and may decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities. Please consult the SAI for more information on the factors to be considered in making fair value determinations; the significant events that may necessitate fair valuation of foreign securities; and the Fund's statistical fair valuation methodology.
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About Fund Shares and Transactions (continued)
When fair valuation is used to price securities, the values for those securities may be higher or lower than values used by another fund to price the security. Also, the use of fair valuation may cause the Fund's performance to diverge to a greater degree from the performance of various benchmarks used to compare the Fund's performance because benchmarks generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate.
Shareholder Information
The Fund and the other Columbia Wanger Funds are available to owners of Contracts issued by participating insurance companies and participants in Qualified Plans, as described below. Please refer to the Contract prospectus that describes your Contract or the documents that describe your Qualified Plan for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds. The Fund and the other Columbia Wanger Funds may also be available to other eligible investors authorized by the Distributor.
Depending on the context, references to "you" or "your" in this prospectus refer either to (i) the owner of a Contract, participant in a Qualified Plan or qualified institutional investor or (ii) the insurance company that issues the Contract or the Qualified Plan itself. Throughout this prospectus, references to a Fund "shareholder" or to "buying," "selling," "holding," "owning," or "transferring" Fund shares refer only to the participating insurance company investing in the Fund through a separate account on behalf of Contracts or to the Qualified Plan itself, and not to an owner of a Contract or participant in a Qualified Plan.
The Fund is available to the following types of Qualified Plans:
■	a plan described in section 401(a) of the Internal Revenue Code (the Code) that includes a trust exempt from tax under section 501(a) of the Code;
■	an annuity plan described in section 403(a) of the Code;
■	an annuity contract described in section 403(b) of the Code, including a 403(b)(7) custodial account;
■	a governmental plan under section 414(d) of the Code or an eligible deferred compensation plan under section 457(b) of the Code; and
■	a plan described in section 501(c)(18) of the Code.
A Qualified Plan must be established before shares of the Fund can be purchased by the Qualified Plan. Neither the Fund nor the Investment Manager offers prototypes of such Qualified Plans. The Fund has imposed certain additional restrictions on sales to Qualified Plans to reduce Fund expenses. To be eligible to invest in the Fund, a Qualified Plan must be domiciled in a state in which Fund shares may be sold without payment of a fee to the state. In most states, this policy will require that a Qualified Plan investing in the Fund have at least $5 million in assets and that its investment decisions be made by the Qualified Plan fiduciary rather than Qualified Plan participants. A Qualified Plan may call the Investment Manager at 888.4.WANGER (888.492.6437) to determine if it is eligible to invest in the Fund.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or Qualified Plan participants. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations.
During any 90-day period, for any one shareholder, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net assets. Redemptions in excess of these limits will normally be paid in cash, but may be paid wholly or partly by an in-kind distribution of securities.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what
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About Fund Shares and Transactions (continued)
action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a selling agent, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the Fund’s NAV per share on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is accepted by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with selling agents, including participating life insurance companies and selling agents that sponsor or offer Qualified Plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, selling agents are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures. For more information, see Buying, Selling and Transferring Shares - Excessive Trading Practices Policy.
Excessive Trading Practices Policy
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading.
The Fund reserves the right to reject, without any prior notice, any buy or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a buy or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to buy or transfer transactions communicated directly to the Transfer Agent and to those received by selling agents.
Specific Buying and Transferring Limitations — If a Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future buy orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
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Wanger International Select
About Fund Shares and Transactions (continued)
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund retains the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through selling agents, and cannot always know of or reasonably detect excessive trading that may be facilitated by selling agents or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain selling agents such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit selling agents to aggregate their clients' transactions and accounts, and in these circumstances, the identity of the shareholders is often not known to the Fund.
Some selling agents apply their own restrictions or policies to underlying investor accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■	negative impact on the Fund's performance;
■	potential dilution of the value of the Fund's shares;
■	interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■	losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■	increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments don't work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
The Fund may invest significantly in thinly traded equity securities of small-capitalization companies. Because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest in highly liquid securities, in part because the Fund may have difficulty selling those portfolio securities at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.
Prospectus 2014	23

Wanger International Select
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■	It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■	A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
FUNDamentals
Distributions
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money. Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:

Declaration and Distribution Schedule
Declarations	semiannually
Distributions	semiannually
The Fund may, however, declare or pay distributions of net investment income more frequently.
Each time a distribution is made, the net asset value per share of the Fund is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
The Fund intends to qualify each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund's failure to qualify as a regulated investment company would result in fund level taxation, and consequently, a reduction in income available for distribution to you.
Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans and, as authorized by the Distributor, other eligible investors permitted to hold shares of the Fund pursuant to applicable Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. You should consult with the participating insurance company that issued your Contract, your Qualified Plan sponsor or other eligible investor through which your investment in the Fund is made regarding the federal income taxation of your investment.
For Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. As long as your Contract continues to qualify for favorable tax treatment, you will only be taxed on your investment in the Fund through such Contract, even if the Fund makes distributions and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which
24	Prospectus 2014

Wanger International Select
Distributions and Taxes (continued)
maintain and invest net proceeds from Contracts, must be "adequately diversified." The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of an owner of a Contract will be "adequately diversified." If the Fund does not meet such requirements, your Contract could lose its favorable tax treatment and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract owners are found to have an impermissible level of control over the investments underlying their Contracts.
FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2014	25

Wanger International Select
Financial Highlights
The financial highlights table is designed to help you understand how the Fund has performed for the past five full fiscal years. Certain information reflects financial results for a single Fund share. The total return line indicates how much an investment in the Fund would have earned each period assuming all dividends and distributions had been reinvested. Total returns do not reflect any fees and expenses imposed under your Contract and/or Qualified Plan; if reflected, such fees and expenses would reduce the total returns for all periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s annual report. The independent registered public accounting firm’s report and the Fund’s financial statements are also incorporated by reference into the SAI.

Selected data for a share outstanding throughout each period	Year Ended December 31,
	2013	2012	2011	2010	2009
Net Asset Value, Beginning of Period	$19.83	$16.44	$18.57	$15.42	$12.01
Income from Investment Operations:
Net investment income	0.21	0.29	0.14	0.09	0.10
Net realized and unrealized gain (loss)	2.37	3.32	(1.99)	3.28	3.71
Total from Investment Operations	2.58	3.61	(1.85)	3.37	3.81
Less Distributions to Shareholders:
Net investment income	(1.22)	(0.22)	(0.28)	(0.22)	(0.40)
Net realized gains	(0.74)	—	—	—	—
Total Distributions to Shareholders	(1.96)	(0.22)	(0.28)	(0.22)	(0.40)
Net Asset Value, End of Period	$20.45	$19.83	$16.44	$18.57	$15.42
Total Return	14.04% (a)	22.00%	(10.11)% (a)	22.09%	32.92% (a)
Ratios to Average Net Assets/Supplemental Data:
Total gross expenses (b)	1.51%	1.43%	1.45%	1.38%	1.49%
Total net expenses (b)	1.45%	1.42% (c)	1.40% (c)	1.38% (c)	1.45% (c)
Net investment income	1.05%	1.57%	0.77%	0.57%	0.75%
Portfolio turnover rate	74%	58%	44%	37%	62%
Net assets, end of period (000s)	$24,923	$24,816	$24,019	$31,669	$31,454

Notes to Financial Highlights
(a)	Had the investment manager and/or its affiliates not waived a portion of expenses, total return would have been reduced.
(b)	In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests, if any. Such indirect expenses are not included in the reported expense ratios.
(c)	The benefits derived from custody fees paid indirectly had an impact of less than 0.01%.
26	Prospectus 2014

Notes

Columbia Wanger Family of Funds
For More Information
The Columbia Wanger Funds are generally available only to the owners of variable annuity contracts and variable life insurance policies issued by participating insurance companies and participants in qualified plans and retirement arrangements. Please refer to the prospectus that describes your annuity contract and/or life insurance policy or the documents that describe your qualified plan and retirement arrangement for information about how to buy, sell and transfer your investment among shares of the Columbia Wanger Funds.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail:   Columbia Wanger Asset Management, LLC
Shareholder Services Group
227 West Monroe, Suite 3000
Chicago, IL 60606
By Telephone:   888.4.WANGER
(888.492.6437)
The Fund’s offering documents and shareholder reports are not available on the Columbia Funds’ website because they are generally available only through participating insurance companies or retirement plans.
The website references in this prospectus are intended to be inactive textual references and information contained in or otherwise accessible through the referenced websites does not form a part of this prospectus.
Shareholder Communications with the Board
The Fund’s Board of Trustees has adopted procedures by which shareholders may communicate with the Board. Shareholders who wish to communicate with the Board should send their written communications to the Board by mail, c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, IL 60606, Attention: Secretary. Shareholder communications must (i) be in writing, (ii) identify the Columbia Wanger Fund to which the communication relates and (iii) state the number of shares held by the communicating shareholder.
Information Provided by the SEC
You can review and copy information about the Fund (including this prospectus, the SAI and shareholder reports) at the SEC’s Public Reference Room in Washington, D.C. To find out more about the operation of the Public Reference Room, call the SEC at 202.551.8090. Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
The investment company registration number of Wanger Advisors Trust, of which the Fund is a series, is 811-08748.
© 2014 Columbia Management Investment Distributors, Inc.
225 Franklin Street, Boston, MA 02110
800.345.6611
C-1451-99 E (5/14)

Columbia Management®

WANGER ADVISORS TRUST

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2014
Wanger USA (WUSAX)
Wanger International (WSCAX)
Wanger Select (WATWX)
Wanger International Select (WAFFX)

This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with the Funds’ prospectuses dated May 1, 2014. The most recent annual reports for the Funds, which include the Funds’ audited financial statements dated December 31, 2013, are incorporated by reference into this SAI.

Copies of the Funds’ current prospectuses and annual and semiannual reports may be obtained without charge by calling Columbia Wanger Asset Management, LLC at 888.4.WANGER (888.492.6437) or by contacting a Participating Insurance Company or Qualified Plan through which shares of the Funds are made available.

C-6250 E (5/14)

SAI PRIMER

The SAI is a part of the Funds’ registration statement that is filed with the SEC. The registration statement includes the Funds’ prospectuses, the SAI and certain exhibits. The SAI, and any supplements to it, can be found online by accessing the SEC’s website at www.sec.gov.

For purposes of any electronic version of this SAI, all references to websites, or universal resource locators (URLs), are intended to be inactive and are not meant to incorporate the contents of any website into this SAI.

The SAI generally provides additional information about the Funds that is not required to be in the Funds’ prospectuses. The SAI expands discussions of certain matters described in the Funds’ prospectuses and provides certain additional information about the Funds that may be of interest to some investors. Among other things, the SAI provides information about:

•	the organization of the Trust;

•	the Funds’ investments;

•	the Funds’ investment adviser and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;

•	the governance of the Funds;

•	the Funds’ brokerage practices;

•	the share class offered by the Funds;

•	the purchase, redemption and pricing of Fund shares; and

•	the application of U.S. federal income tax laws.

Investors may find this information important and helpful. If you have any questions about the Funds, please call Columbia Wanger Funds at 888.4.WANGER (888.492.6457) or contact your financial advisor.

Before reading the SAI, you should consult the Glossary below, which defines certain of the terms used in the SAI.

Glossary

1933 Act	Securities Act of 1933, as amended

1934 Act	Securities Exchange Act of 1934, as amended

1940 Act	Investment Company Act of 1940, as amended

Administration Agreement	The administration agreement between the Trust, on behalf of the Funds, and the Administrator

Administrator	Columbia Wanger Asset Management, LLC

Advisory Agreement	The investment advisory agreement between the Trust, on behalf of the Funds, and the Investment Manager

Ameriprise Financial	Ameriprise Financial, Inc.

Bank of America	Bank of America Corporation

BFDS/DST	Boston Financial Data Services, Inc./DST Systems, Inc.

Board	The Trust’s Board of Trustees

CFTC	The Commodity Futures Trading Commission, a U.S. government agency

CMOs	Collateralized mortgage obligations

Code	Internal Revenue Code of 1986, as amended

Codes of Ethics	The codes of ethics approved and/or adopted by the Board pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds Complex	The fund complex that is comprised of the open-end investment management companies advised by the Investment Manager or its affiliates (including Columbia Management) and principally underwritten by the Distributor, including the Columbia Funds Family

Columbia Funds or Columbia Funds Family	The funds within the Columbia Funds Complex, including the Columbia Wanger Funds and the Columbia Acorn Funds

Columbia Management	Columbia Management Investment Advisers, LLC, the Sub-Administrator

Contract	A variable annuity contract and/or variable life insurance policy issued through the separate account of a Participating Insurance Company

CWAM	Columbia Wanger Asset Management, LLC, the Investment Manager and the Administrator

Custodian	JPMorgan

Distributor	Columbia Management Investment Distributors, Inc.

FDIC	Federal Deposit Insurance Corporation

Fitch	Fitch Investors Service, Inc.

FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association

The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI that are series of the Trust

GNMA	Government National Mortgage Association

GSAL	Goldman Sachs Agency Lending, the Funds’ securities lending agent

Independent Trustee(s)	The Trustee(s) of the Board who are not “interested persons” of the Funds as defined in the 1940 Act

Interested Trustee(s)	The Trustee(s) of the Board who are “interested persons” of the Funds as defined in the 1940 Act

International/Global Equity Fund(s)	One or more of the international/global equity funds in the Columbia Funds Family

Investment Manager	Columbia Wanger Asset Management, LLC

IRS	United States Internal Revenue Service

JPMorgan	JPMorgan Chase Bank, N.A., the Custodian

LIBOR	London Interbank Offered Rate

MLP	Master Limited Partnership

Moody’s	Moody’s Investors Service, Inc.

NASDAQ	National Association of Securities Dealers Automated Quotations system

NRSRO	Nationally recognized statistical ratings organization (such as Moody’s, Fitch or S&P)

NSCC	National Securities Clearing Corporation

NYSE	New York Stock Exchange

Participating Insurance Company	A life insurance company that issues a Contract through which shares of a Fund are made available

Principal Underwriter	Columbia Management Investment Distributors, Inc.

Qualified Plan	A qualified retirement or other plan or account through which shares of a Fund are made available

REIT	Real estate investment trust

REMIC	Real estate mortgage investment conduit

RIC	A “regulated investment company,” as such term is used in the Code

S&P	Standard & Poor’s Corporation. “Standard & Poor’s” and “S&P” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Manager. The Columbia Funds are not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the Columbia Funds.

SAI	This Statement of Additional Information

SEC	United States Securities and Exchange Commission

Selling Agent(s)	Participating Insurance Companies, Qualified Plan sponsors, broker-dealers and financial advisors, as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries, including Ameriprise Financial and its affiliates.

Sub-Administrator	Columbia Management

Transfer Agency Agreement	The transfer agency and shareholder services agreement between the Trust, on behalf of the Funds, and Columbia Management Investment Services Corp.

Transfer Agent	Columbia Management Investment Services Corp.

The Trust	Wanger Advisors Trust, the open-end registered investment company to which this SAI relates

Trustee(s)	One or more of the Board’s Trustees

Underwriting Agreement	The distribution agreement between the Trust, on behalf of the Funds, and the Distributor

ABOUT THE TRUST

The Trust is an open-end investment company registered under the 1940 Act within the Columbia Funds Family.

The Trust was organized as a Massachusetts business trust on August 30, 1994. It currently consists of four Funds with differing investment objectives, policies and restrictions: Wanger USA, formerly named Wanger U.S. Smaller Companies through June 1, 2008 and formerly named Wanger U.S. Small Cap Advisor through April 30, 2002; Wanger International, formerly named Wanger International Small Cap through June 1, 2008; Wanger Select, formerly named Wanger Twenty through April 30, 2004; and Wanger International Select, formerly named Wanger Foreign Forty through April 30, 2004.

Each of the Funds is a series of the Trust. Each Fund operates as an open-end diversified investment company and has a fiscal year end of December 31st. Prior to January 31, 2012, Wanger Select operated as a non-diversified investment company; it may not do so again without first obtaining shareholder approval.

The Funds are underlying investment vehicles for Contracts and Qualified Plans.

The Board monitors events to identify any material conflicts that may arise between the interests of Contract owners and Qualified Plan participants. The interests of Contract owners and Qualified Plan participants could diverge for a variety of reasons, including: (a) an action by a state insurance regulatory authority; (b) a change in applicable federal or state insurance, tax, or securities laws or regulations, or a public ruling, private letter ruling, no-action or interpretative letter, or similar action by an insurance, tax, or securities regulatory authority; (c) an administrative or judicial decision in a relevant proceeding; (d) the manner in which the investments of a Fund are being managed; (e) a difference in voting instructions given by Contract owners; (f) a decision by a Participating Insurance Company to disregard the voting instructions of Contract owners; or (g) as applicable, a decision by a Qualified Plan to disregard the voting instructions of Qualified Plan participants. The Trust currently does not foresee any disadvantages to Contract owners or Qualified Plan participants arising from the fact that certain interests of owners/participants may differ. However, the Board will monitor for any such developments to identify any material irreconcilable conflicts and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to arise, the Trust might require one or more separate accounts to withdraw their investments in a Fund or substitute shares of another mutual fund. This might force the Funds to sell securities at disadvantageous prices.

The Trust is not required to hold annual meetings of shareholders, but special meetings may be called for certain purposes. The last meeting to elect Trustees was held on May 27, 2010. Additional meetings may be called for purposes of electing or removing Trustees or changing a Fund’s fundamental policies, or for other reasons. Shareholders of a Fund are entitled to one vote for each share that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act, or other applicable law or when the Board determines that the matter affects only the interests of one or more Funds, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees.

ABOUT THE FUNDS’ INVESTMENTS

The investment objective, principal investment strategies (i.e., as used in this SAI and the corresponding prospectuses, a strategy which generally involves the ability to invest 10% or more of a Fund’s total assets) and related principal investment risks for each Fund are discussed in each Fund’s prospectus.

Certain Investment Activity Limits

The overall investment and other activities of the Investment Manager and its affiliates may limit the investment opportunities for each Fund in certain markets, industries or transactions or in individual issuers where limitations are imposed by regulators upon the aggregate amount of investment by the Funds and other accounts managed by the Investment Manager and accounts of its affiliates. From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Investment Manager and its affiliates and/or because of their internal policies. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Fundamental and Non-Fundamental Investment Policies

The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Fund’s prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval, but may require notice to shareholders in certain instances.

Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset. Borrowings and other instruments that may give rise to leverage and the restriction on investing in illiquid securities are monitored on an ongoing basis.

Fundamental Investment Policies

The 1940 Act provides that a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of a Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

Wanger USA and Wanger International may not, as a matter of fundamental policy:

1. With respect to 75% of the value of the Fund’s total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry;

4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

5. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund’s total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures;*

6. Underwrite the distribution of securities of other issuers; however, the Fund may acquire “restricted” securities which, in the event of a resale, might be required to be registered under the 1933 Act on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale; but the Fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its net assets at the time of acquisition;

7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

8. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts;

9. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures;

10. Issue any senior security except to the extent permitted under the 1940 Act.

Wanger Select and Wanger International Select may not, as a matter of fundamental policy:

1. [Wanger International Select only] With respect to 75% of the value of the Fund’s total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities;

2. Acquire securities of any one issuer, which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer;

3. [Wanger Select only] With respect to 50% of its total assets, purchase the securities of any issuer (other than cash items and U.S. Government securities and securities of other investment companies) if such purchase would cause the Fund’s holdings of that issuer to exceed more than 5% of the Fund’s total assets;**

4. Invest more than 25% of its total assets in a single issuer (other than U.S. Government securities);

5. Invest more than 25% of its total assets in the securities of companies in a single industry (excluding U.S. Government securities);

6. Make loans, but this restriction shall not prevent the Fund from (a) investing in debt securities, (b) investing in repurchase agreements, or (c) lending its portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

7. Borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund’s total assets at the time of borrowing, and (b) in connection with transactions in options, futures, and options on futures;

*	State insurance laws currently restrict a Fund’s borrowings to facilitate redemptions to no more than 25% of the Fund’s net assets.
**	As permitted by its fundamental policy regarding issuer concentration (which generally prohibits the Fund, with respect to 50% of its assets, from investing more than 5% of its assets in any one issuer, and which may not be changed without shareholder approval), Wanger Select became diversified effective January 31, 2012. The Fund may not resume operating in a non-diversified manner without first obtaining shareholder approval. Accordingly, with respect to 75% of its assets, the Fund may not invest more than 5% of its assets in any one issuer.

8. Underwrite the distribution of securities of other issuers; however, the Fund may acquire “restricted” securities which, in the event of a resale, might be required to be registered under the 1933 Act on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale;

9. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate;

10. Purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) foreign currency contracts;

11. Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures, and options on futures;

12. Issue any senior security except to the extent permitted under the 1940 Act.

Non-Fundamental Investment Policies

Each Fund, as a matter of non-fundamental policy, may not:

1. Acquire securities of other registered investment companies except in compliance with the 1940 Act;

2. Invest in companies for the purpose of management or the exercise of control; or

3. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures.

Each of Wanger USA and Wanger International, as a matter of non-fundamental policy, may not: sell securities short or maintain a short position.

Wanger USA, as a matter of non-fundamental policy, may not: under normal circumstances, invest less than 80% of its net assets (plus any borrowings for investment purposes) in domestic securities. The Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

Each of Wanger Select and Wanger International Select, as a matter of non-fundamental policy, may not:

1. Invest more than 25% of its net assets (valued at time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days; or

2. Make short sales of securities unless the Fund owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into at least an equal amount of such securities.

Wanger Select, as a matter of non-fundamental policy, may not: invest more than 33% of its total assets (valued at the time of investment) in the securities of foreign issuers.

Wanger International Select, as a matter of non-fundamental policy, may not:

1. Under normal circumstances, invest less than 65% of its net assets (plus any borrowings for investment purposes) in the stocks of foreign companies based in developed markets outside the United States;

2. Invest more than 25% of its total assets in securities of U.S. issuers, under normal market conditions.

Notwithstanding the foregoing investment restrictions, any Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in a Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

Other Investment Restrictions

The Funds are also subject to the following additional investment restrictions and policies under certain applicable insurance laws pertaining to Contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Board without shareholder approval:

(a) A Fund may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Fund’s total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Fund will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer.

(b) Each Fund may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and no more than 25% of its net assets when borrowing as a temporary measure to facilitate redemptions.

If a percentage limit with respect to any of the foregoing fundamental and non-fundamental policies is satisfied at the time of investment or borrowing, a later increase or decrease in a Fund’s assets will not constitute a violation of the limit.

Permissible Investments and Related Risks

Each Fund’s prospectus identifies and summarizes the individual types of securities in which the Fund invests as part of its principal investment strategies and the principal risks associated with such investments.

The table below identifies for each Fund certain types of securities in which it is permitted to invest, including certain types of securities that are described in each Fund’s prospectus. A Fund generally has the ability to invest 10% or more of its total assets in each type of security described in its prospectus (and in each sub-category of such security type described in this SAI). To the extent that a type of security identified below for a Fund is not described in the Fund’s prospectus (or as a sub-category of such security type in this SAI), the Fund generally invests less than 10% of its total assets in such security type, except as noted below.

Information about individual types of securities (including certain of their associated risks) in which some or all of the Funds may invest is set forth below. Each Fund’s investment in these types of securities is subject to its investment objective and fundamental and non-fundamental investment policies.

Temporary Defensive Positions. Each Fund may temporarily invest in money market instruments or hold cash or cash equivalents. Unless prohibited by its investment policies, certain Funds may also temporarily invest in derivatives, such as futures (i.e., index futures) or options on futures, for various purposes, including among others, investing in particular derivatives to achieve indirect investment exposures to a sector, country or region where the Investment Manager believes such defensive positioning is appropriate. It may do so without limit and for as long a period as deemed necessary, when the Investment Manager: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While a Fund engages in such strategies, it may not achieve its investment objective. The Investment Manager currently expects that substantially all of each Fund’s assets will be invested in accordance with its principal investment strategies. As a result, the Funds expect to remain substantially exposed to the equity markets.

See also About the Funds’ Investments — Permissible Investments and Related Risks — Money Market Instruments.

Permissible Fund Investments

Investment Type	Wanger USA	Wanger International	Wanger Select	Wanger International Select
Asset-Backed Securities	✓	✓	✓	✓
Bank Obligations (Domestic and Foreign)	✓	✓	✓	✓
Common Stock	✓	✓	✓	✓
Convertible Securities	✓	✓	✓	✓
Corporate Debt Securities	✓	✓	✓	✓
Custody Receipts and Trust Certificates	✓	✓	✓	✓
Derivatives
Index or Linked Securities (Structured Products)	✓	✓	✓	✓
Futures Contracts and Options on Futures Contracts	✓	✓	✓	✓
Stock Options and Stock Index Options	✓	✓	✓	✓
Swap Agreements	✓	✓	✓	✓
Foreign Currency Transactions	✓	✓	✓	✓
Foreign Securities	✓	✓	✓	✓
Illiquid Securities	✓	✓	✓	✓
Initial Public Offerings	✓	✓	✓	✓
Investments in Other Investment Companies	✓	✓	✓	✓
Low and Below Investment Grade Securities	✓	✓	✓	✓
Money Market Instruments	✓	✓	✓	✓
Participation Interests	✓	✓	✓	✓
Preferred Stock	✓	✓	✓	✓
Private Placement and Other Restricted Securities	✓	✓	✓	✓
Real Estate Investment Trusts and Master Limited Partnerships	✓	✓	✓	✓	*
Repurchase Agreements	✓	✓	✓	✓
Reverse Repurchase Agreements	✓	✓	✓	✓
Stripped Securities	✓	✓	✓	✓
U.S. Government and Related Obligations	✓	✓	✓	✓
Warrants and Rights	✓	✓	✓	✓
When-Issued, Delayed Delivery and Forward Commitment Transactions	✓	✓	✓	✓
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities	✓	✓	✓	✓

*	Wanger International Select may generally invest up to 20% of its total assets in REITs and MLPs.

Asset-Backed Securities

Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time, such as, among others, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving (credit card) agreements. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Investments — Private Placement and Other Restricted Securities for more information.

Investing in asset-backed securities is subject to certain risks. For example, the value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

Declining or low interest rates may lead to a more rapid rate of repayment on the underlying assets, resulting in accelerated payments on asset-backed securities that then would be reinvested at a lesser rate of interest. Rising or high interest rates tend to lead to a slower rate of repayment on the underlying assets, resulting in slower than expected payments on asset-backed securities that can, in turn, lead to a decline in value. The impact of changing interest rates on the value of asset-backed securities may be difficult to predict and result in greater volatility. Holders of asset-backed securities generally have no recourse against the originator of the underlying assets in the event of a default on the underlying assets. Credit risk is the risk that a holder of securities, backed by pools of receivables such as mortgage loans, may not receive all or part of its principal because the issuer, any credit enhancer and/or an underlying obligor has defaulted on its obligations. Credit risk is increased for asset-backed securities that are subordinated to another security (i.e., if the holder of an asset-backed security is entitled to receive payments only after payment obligations to holders of the other security are satisfied). The more deeply subordinated the security, the greater the credit risk associated with the security will be.

Bank Obligations (Domestic and Foreign)

Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank.

Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to the London Interbank Offered Rate, or LIBOR. See Permissible Fund Investments — Eurodollar and Yankee Dollar Instruments. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term.

Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

Bank investment contracts are issued by banks. Pursuant to such contracts, a Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. A Fund also may hold funds on deposit with its custodian for temporary purposes.

Investing in bank obligations is subject to certain risks. Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ (including, by being less stringent) from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality. See Permissible Fund Investments — Foreign Securities.

Common Stock

Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. See Permissible Fund Investments — Foreign Securities. Common stock may be privately placed or publicly offered. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and market conditions generally. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. See Permissible Fund Investments — Private Placement and Other Restricted Securities — Preferred Stock and Permissible Fund Investments — Convertible Securities for more information.

Under normal conditions, the common stock investments of the Funds (as a percent of total assets) are allocated as follows:

	U.S. Companies Maximum	Foreign Companies Maximum
Fund
Wanger USA	no limit	up to 20%*
Wanger International	up to 35%	no limit
Wanger Select	no limit	up to 33%
Wanger International Select	up to 25%	no limit

*	Not including American Depositary Receipts.

Investing in common stocks is subject to certain risks. Stock market risk, for example, is the risk that the value of such stocks, like the broader stock markets, may decline or fail to rise over short or even extended periods of time, perhaps substantially or unexpectedly. Domestic and foreign stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. The value of individual stocks will rise and fall based on factors specific to each company, such as changes in earnings or management, as well as general economic and market factors.

If a corporation is liquidated, the claims of secured and unsecured creditors and owners of debt securities and “preferred” stock take priority over the claims of those who own common stock.

Investing in common stocks also poses risks applicable to the particular type of company issuing the common stock. For example, stocks of smaller companies tend to have greater price swings than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, may be more reliant on singular products or services and are more vulnerable to larger competitors. Common stocks of these types of companies may have a higher potential for gains, but also may be subject to greater risk of loss.

Investing in common stocks also poses risks applicable to a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of common stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the share prices of the common stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the share prices of the common stocks of companies in that industry to decline quickly.

Convertible Securities

Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and market movements in both interest rates and the underlying common stock can influence their value, convertible securities generally are neither as sensitive to changes in interest rates as similar non-convertible debt securities nor generally as sensitive to changes in share price as the underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, Permissible Fund Investments — Common Stock, Permissible Fund Investments — Corporate Debt Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in convertible securities is subject to certain risks. Certain convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid and, therefore, may be more difficult to resell in a timely fashion or for a fair price, which could result in investment losses. Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially.

In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.

Corporate Debt Securities

Corporate debt securities are long and short term fixed income securities typically issued by businesses to finance their operations. Corporate debt securities are issued by public or private companies, as distinct from debt securities issued by a government or its agencies. The issuer of a corporate debt security often has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Corporate debt securities typically have four distinguishing features: (i) they are taxable; (ii) they have a par value of $1,000; (iii) they have a term maturity, which means they come due at a specified time period; and (iv) many are traded on major securities exchanges. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured, as are debentures. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large- capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, Permissible Fund Investments — Private Placement and Other Restricted Securities, Permissible Fund Investments — Debt Obligations, Permissible Fund Investments — Commercial Paper and Permissible Fund Investments — High Yield Securities for more information.

Extendible commercial notes (ECNs) are very similar to commercial paper except that with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.

Investing in corporate debt securities is subject to certain risks including, among others, credit and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it becomes due. Some corporate debt securities that are rated below investment grade by an NRSRO generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than and, therefore, may be paid in full before, lower ranking (subordinated) securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than do corporate debt securities with shorter terms.

Custody Receipts and Trust Certificates

Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.

Investing in custody receipts and trust certificates is subject to certain risks. Custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates. Custody receipts and trust certificates also may be less liquid than the underlying securities.

Derivatives

General

Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as LIBOR) or market indices (such as the S&P 500® Index), or customized baskets of securities or instruments. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Many derivative instruments require little or no initial payment and in such case will create economic leverage. Derivatives, when used properly, can enhance returns and be useful in hedging portfolios and managing risk. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; stripped securities; warrants and rights; swap agreements and swaptions.

A Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible unfavorable changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to manage the effective maturity or duration of its portfolio; and/or (vii) to increase available cash while remaining fully invested.

A Fund’s use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by certain features of the derivatives. These risks are heightened when a Fund uses derivatives to enhance its return or as a substitute for a position or security, rather than solely to hedge or offset the risk of a position or security held by a Fund. There is also a risk that the derivative will not correlate well with the security for which it is substituting. A Fund’s use of derivatives to leverage risk also may exaggerate a loss, potentially causing a Fund to lose more money than if it had invested in the underlying security, or limit a potential gain.

The success of management’s derivative strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying security, asset, index or reference rate and the derivative itself, without necessarily the benefit of observing the performance of the derivative under all possible market conditions. Other risks arise from a Fund’s potential inability to terminate or sell its derivative positions as a liquid secondary market for such positions may not exist at times when a Fund may wish to terminate or sell them. Over-the-counter instruments (investments not traded on an exchange) may be illiquid. Derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. Also, with some derivative strategies there is the risk that a Fund may not be able to find a suitable derivative transaction counterparty, and thus may be unable to invest in derivatives altogether.

A Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. The use of derivatives is a function of numerous variables, including market conditions. See also Permissible Fund Investments — Warrants and Rights and Permissible Fund Investments — When Issued, Delayed Delivery and Forward Commitment Transactions.

Index or Linked Securities (Structured Products)

General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

Indexed and Inverse Floating Rate Securities. A Fund may invest in securities that provide a potential return based on a particular index or interest rates. For example, a Fund may invest in debt securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent a Fund invests in these types of securities, a Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by a Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.

A Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). A Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. A trust funds the purchase of a bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the actual rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, a Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. When used for hedging purposes, indexed and inverse securities involve correlation risk. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, a Fund may be required to pay substantial additional margin to maintain the position.

Credit-Linked Securities. Among the income producing securities in which a Fund may invest are credit-linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, a Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available.

Like an investment in a bond, investments in these credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or principal that a Fund would receive. A Fund’s investments in these securities are indirectly subject to the risks associated with derivative instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

Index-, Commodity- and Currency-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities or securities. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

Index-, commodity- and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment may not perform as expected by the Investment Manager. Markets and underlying investments and indexes may move in a direction that was not anticipated by the Investment Manager. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.

Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, a Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, although the SEC has issued exemptive relief permitting investment companies such as the Funds to invest beyond the limits of Section 12(d)(1)(A) subject to certain conditions. SPDRs generally closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P

500® Index. As a holder of interests in a unit investment trust, a Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, a Fund would continue to pay its own management and advisory fees and other expenses, as a result of which a Fund and its shareholders in effect would be absorbing higher levels of fees with respect to investments in such unit investment trusts.

Because linked securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated linked securities typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.

Investments in “linked” securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of a Fund to utilize linked-securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.

SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called “creation unit size” and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by a Fund could result in losses on SPDRs.

Futures Contracts and Options on Futures Contracts

Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act (CEA) by the CFTC. See Permissible Fund Investments — Derivatives — CFTC Regulation below for more information.

Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets. Pursuant to a notice of eligibility claiming exclusion from the definition of commodity pool operator filed with the CFTC and the National Futures Association on behalf of the Funds, neither the Trust nor any of the individual Funds is deemed to be a “commodity pool operator” under the CEA, and, accordingly, they are excluded from registration or regulation as such under the CEA. However, on February 9, 2012, the CFTC adopted amendments to its rules that, should they come into effect, may affect the ability of a Fund to continue to claim this exclusion. A Fund that seeks to claim the exclusion after the effectiveness of the amended rules would be limited in its ability to use futures and options on futures or commodities or engage in swap transactions. If a Fund were no longer able to claim the exclusion, the Investment Manager would be required to register as a “commodity pool operator,” and the Fund and the Investment Manager would be subject to regulation under the CEA.

Upon entering into futures contracts, in compliance with regulatory requirements, cash or liquid securities, equal in value to the amount of a Fund’s obligation under the contract (less any applicable margin deposits and any assets that constitute “cover” for such obligation), will be segregated with a Fund’s custodian.

Unlike when a Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although a Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by a Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open. A Fund expects to earn interest income on its margin deposits.

Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by a Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to a Fund, and a Fund realizes a loss or a gain. Brokerage commissions are incurred when a futures contract is bought or sold.

Successful use of futures contracts by a Fund is subject to the Investment Manager’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. A Fund, therefore, bears the risk that future market trends will be incorrectly predicted.

The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.

In the event of adverse price movements, a Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if a Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.

To reduce or eliminate a hedge position held by a Fund, a Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit a Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, a Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. A Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by a Fund, through using futures contracts.

Interest rate futures contracts are traded in an auction environment on the floors of several exchanges – principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. A Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of LIBOR. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. A Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Investment Manager may attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged.

Options on Futures Contracts. A Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.

A Fund will enter into written options on futures contracts only when, in compliance with regulatory requirements, it has segregated cash or liquid securities equal in value to the underlying security’s or other asset’s value (less any applicable margin deposits). A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.

Investments in futures options involve some of the same risks that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. There may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contracts. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs).

Successful use of index futures by a Fund is also subject to the Investment Manager’s ability to predict correctly movements in the direction of the market. It is possible that, for example, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in a Fund’s portfolio may decline. If this occurred, a Fund would lose money on the futures and also experience a decline in the value of its portfolio securities, as a Fund’s ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in futures or put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by a Fund. Inasmuch as a Fund’s securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund bears the risk that the prices of its securities being hedged will not move to the same extent as do the prices of its put options on the stock indices. It is also possible that, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, a Fund will lose part or all of the benefit of the increased values of those securities that it has hedged, because it will have offsetting losses in its futures positions. In addition, in such situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market, and also because of the imperfect correlation between movements in an index and movements in the prices of index futures, even a correct forecast of general market trends by the Investment Manager may still not result in a successful hedging transaction.

There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom a Fund has an open position in a futures contract or related option. Most futures exchanges limit the amount of fluctuation permitted in some contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Index Futures Contracts. A Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

There are various risks in connection with the use by a Fund of index futures as a hedging device. For example, a risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedges. The Investment Manager will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund’s portfolio securities sought to be hedged; there can be no assurance that the Investment Manager will be successful in doing so.

Stock Options and Stock Index Options

A Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.

There is a key difference between stock options and index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.

A Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that a Fund may not write covered options on an index.

The successful use of a Fund’s options strategies depends on the ability of the Investment Manager to forecast interest rate and market movements correctly. When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless a Fund exercises the option or enters into a closing sale transaction for such option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying securities, since a Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on a Fund’s ability to terminate option positions at times when the Investment Manager deems it desirable to do so. Although a Fund will take an option position only if the Investment Manager believes there is a liquid secondary market for the option, there is no assurance that a Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. The writer in such circumstances would be subject to the risk of market decline or appreciation in the instrument during such period. If an option purchased by a Fund expires unexercised, a Fund will realize a loss equal to the premium paid. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the OCC or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at a time when trading in the option has also been halted, a Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by a Fund has expired, a Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Writing Covered Options. A Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by a Fund give the purchaser the right to buy the underlying securities from a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to a Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.

A Fund may write covered options, which means that, so long as a Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, a Fund will hold liquid securities equal to the price to be paid if the option is exercised. In addition, a Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. A Fund may write combinations of covered puts and calls (straddles) on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases a Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by a Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. A Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If a Fund writes a call option but does not own the underlying security, and when it writes a put option, a Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, a Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing Put Options. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since a Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing Call Options. A Fund may purchase call options to hedge against an increase in the price of securities that a Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since a Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit a Fund might have realized had it bought the underlying security at the time it purchased the call option.

Over-the-Counter (OTC) Options. OTC options (options not traded on exchanges) are generally established through negotiation with the other party to the options contract. A Fund will enter into OTC options transactions only with primary dealers in U.S. Government securities and, in the case of OTC options written by a Fund, only pursuant to agreements that will assure that a Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. A Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be “in-the-money” as an illiquid investment. It is the present policy of a Fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to a Fund’s prospectus) of a Fund’s net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by a Fund, (ii) OTC options purchased by a Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

Swap Agreements

Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. A Fund may enter into a variety of swap agreements, including interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return, portfolio and currency exchange rate swap agreements, and other types of swap agreements such as caps, collars and floors. A Fund also may enter into swaptions, which are options to enter into a swap agreement.

Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other.

In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amount as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.

In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease a Fund’s exposure to long-term interest rates. Another example is if a Fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease a Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.

Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. If a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.

Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of a Fund might not be fully protected in the event of the bankruptcy of a Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Funds are subject to the risk that a clearing organization will use a Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Funds are therefore subject to the risk that a clearing organization will not make variation margin payments owed to a Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that a Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, a Fund could have only an unsecured creditor claim in an insolvency proceeding of the clearing member with respect to the margin held by the clearing member.

Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating interest rates on a predetermined specified (notional) amount. The swap agreement’s notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including LIBOR, swap rates, Treasury rates and foreign interest rates.

Credit Default Swap Agreements. A Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by a Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in a credit default swap. If a Fund is a buyer and no credit event occurs, a Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements may involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller.

A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or other liquid assets, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a mark-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or other liquid assets, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction. Such segregation or “earmarking” will not limit a Fund’s exposure to loss.

Equity Swaps. A Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

The values of equity swaps can be very volatile. To the extent that the Investment Manager does not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, a Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, a Fund may suffer a loss if the counterparty defaults.

Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to a Fund thereunder, and conversely, that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis, and an amount of liquid assets having an aggregate net asset value (NAV) at least equal to the accrued excess will be segregated by a Fund. If the total return swap transaction is entered into on other than a net basis, the full amount of a Fund’s obligations will be accrued on a daily basis, and the full amount of a Fund’s obligations will be segregated by a Fund in an amount equal to or greater than the market value of the liabilities under the total return swap agreement or the amount it would have cost a Fund initially to make an equivalent direct investment, plus or minus any amount a Fund is obligated to pay or is to receive under the total return swap agreement.

Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.

Commodity-Linked Swaps. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. A Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities. A Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, a Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a “floating” rate, the fee is pegged to a base rate such as LIBOR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, a Fund may be required to pay a higher fee at each swap reset date.

Cross Currency Swaps. Cross currency swaps are similar to interest rate swaps, except that they involve multiple currencies. A Fund may enter into a cross currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will have to pay in full periodically based upon the currency they have borrowed. Changes in foreign exchange currency rates and changes in interest rates, as described above, may negatively affect currency swaps.

Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. A Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. A Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. A Fund typically enters into contracts for differences (and analogous futures positions) when the Investment Manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, a Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.

Swaptions. A swaption is an options contract on a swap agreement. These transactions that give a counterparty the right (but not the obligation) to enter into new swap agreements or to shorten, extend,

cancel or otherwise modify an existing swap agreement (which are described herein) at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. A Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars (which are described herein).

Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value. Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) established a framework for the regulation of OTC swap markets; the framework outlined the joint responsibility of the CFTC and the SEC in regulating swaps. The CFTC is responsible for the regulation of swaps, the SEC is responsible for the regulation of security-based swaps and they are both jointly responsible for the regulation of mixed swaps.

Risk of Potential Governmental Regulation of Derivatives

It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve their investment objectives. It is impossible to predict fully the effects of legislation and regulation in this area, but the effects could be substantial and adverse. The futures markets are subject to comprehensive statutes, regulations, and margin requirements. The SEC, the CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.

The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. There is a possibility of future regulatory changes altering, perhaps to a material extent, the nature of an investment in a Fund or the ability of a Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Act, which was signed into law in July 2010, sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market, grants significant new authority to the SEC and the CFTC to regulate OTC derivatives and market participants, and will require clearing of many OTC derivatives transactions.

Additional Risk Factors in Cleared Derivatives Transactions

Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), a Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.

In many ways, cleared derivative arrangements are less favorable to mutual funds than bilateral arrangements. For example, the Funds may be required to provide more margin for cleared derivatives positions than for bilateral derivatives positions. Also, in contrast to a bilateral derivatives position, following a period of notice to a Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or an increase in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of a Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could expose a Fund to greater credit risk to its clearing member because margin for cleared derivatives positions in excess of a clearing house’s margin requirements typically is held by the clearing member. Also, a Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Adviser expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Funds and their clearing members generally provides that the clearing members will accept for clearing all cleared derivatives transactions that are within credit limits (specified in advance) for each Fund, the Funds are still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is drafted by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if a Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, a Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.

These and other new rules and regulations could, among other things, further restrict a Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of risks and costs.

CFTC Regulation

Each of the Funds listed on the cover of this SAI qualifies for an exclusion from the definition of a commodity pool under the CEA and has filed a notice of exclusion under CFTC Rule 4.5. Accordingly, the Investment Manager is not subject to registration or regulation as a “commodity pool operator” under the CEA with respect to the Funds. To remain eligible for the exclusion, each of the Funds is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that a Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, the Investment Manager may be required to register as a “commodity pool operator” with the CFTC with respect to that Fund. The Investment Manager’s eligibility to claim the exclusion with respect to a Fund will be based upon, among other things, the level and scope of a Fund’s investments in commodity interests, the purposes of such investments and the manner in which the Fund holds out its use of commodity interests. Each Fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by the Investment Manager’s intention to operate the Fund in a manner that would permit the Investment Manager to continue to claim the exclusion under CFTC Rule 4.5, which may adversely affect the Fund’s total return. In the event the Investment Manager becomes unable to rely on the exclusion in Rule 4.5 and is required to register with the CFTC as a commodity pool operator with respect to a Fund, the Fund’s expenses may increase, adversely affecting that Fund’s total return. The Columbia Wanger Funds do not expect to have significant investments, if any, in commodity interests.

Equity-Linked Notes

An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. The Fund may also purchase ELNs in a privately negotiated transaction with the issuer of the ELNs (or its broker-dealer affiliate). The Fund may or may not hold an ELN until its maturity.

Equity-linked securities also include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES) and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.

Eurodollar and Yankee Dollar and Related Derivatives Instruments

Eurodollar instruments are bonds that pay interest and principal in U.S. dollars held in banks outside the United States, primarily in Europe. Eurodollar instruments are usually issued on behalf of multinational companies and foreign governments by large underwriting groups composed of banks and issuing houses from many countries. Yankee Dollar instruments are U.S. dollar-denominated bonds issued in the United States by foreign banks and corporations. These investments involve risks that are different from investments in securities issued by U.S. issuers. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund may use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Foreign Currency Transactions

Because investments in foreign securities usually involve currencies of foreign countries and because a Fund may hold cash and cash equivalent investments in foreign currencies, the value of a Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, a Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time, causing a Fund’s net asset value to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.

Spot Rates and Derivative Instruments. A Fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward foreign currency exchange contracts (forward contracts). (See Permissible Fund Investments — Derivatives.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, a Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.

A Fund may enter into forward contracts for a variety of reasons, including for risk management (hedging) or for investment purposes.

When a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, a Fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.

A Fund may enter into forward contracts when the Investment Manager believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, a Fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.

This method of protecting the value of a Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts can be used to minimize the risk of loss due to a decline in value of hedged currency, they will also limit any potential gain that might result should the value of such currency increase.

A Fund may also enter into forward contracts when the Investment Manager believes the currency of a particular country will increase in value relative to another currency. A Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.

For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar.

Unanticipated changes in the currency exchange results could result in poorer performance for Funds that enter into these types of transactions.

A Fund may designate cash or securities in an amount equal to the value of the Fund’s total assets committed to consummating forward contracts entered into under the circumstance set forth above. If the value of the securities declines, additional cash or securities will be designated on a daily basis so that the value of the cash or securities will equal the amount of the Fund’s commitments on such contracts.

At maturity of a forward contract, a Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, having the same maturity date, and covering the same amount of foreign currency.

If a Fund engages in an offsetting transaction, it will incur a gain or loss to the extent there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.

Although a Fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. However, it will do so from time to time, and such conversions involve certain currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that a Fund will be required to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Internal Revenue Code.

Options on Foreign Currencies. A Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, a Fund may buy put options on the foreign currency. If the value of the currency does decline, a Fund would have the right to sell the currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where a change in the dollar value of a currency would increase the cost of securities a Fund plans to buy, or where a Fund would benefit from increased exposure to the currency, a Fund may buy call options on the foreign currency, giving it the right to purchase the currency for a fixed amount in dollars. The purchase of the options could offset, at least partially, the changes in exchange rates.

As in the case of other types of options, however, the benefit to a Fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.

A Fund may write options on foreign currencies for similar purposes. For example, when a Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency, giving the option holder the right to purchase that currency from the Fund for a fixed amount in dollars. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be offset, at least partially, by the amount of the premium received.

Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, a Fund could write a put option on the relevant currency, giving the option holder the right to that currency from the Fund for a fixed amount in dollars. If rates move in the manner projected, the put option would expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.

As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates. An option written on foreign currencies is covered if a Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments due to the margin and collateral requirements associated with such positions.

Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.

Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

Foreign Currency Futures and Related Options. A Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. A Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.

Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of a Fund’s investments denominated in that currency over time.

Foreign Securities

Foreign securities include debt, equity and derivative securities that the Investment Manager determines are “foreign” based primarily on the consideration of an issuer’s domicile, its principal place of business/ organization/incorporation, its primary stock exchange listing, the source of its revenue, the location of its assets, its exposure to the economic fortunes and risks of countries or geographic regions outside the United States, and other factors. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally. Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.

Due to the potential for foreign withholding taxes, Morgan Stanley Capital International (MSCI) publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Investment Manager believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.

Investing in foreign securities is subject to certain risks. For example, foreign markets can be extremely volatile. Fluctuations in currency exchange rates also may impact the value of foreign securities denominated in foreign currencies or U.S. dollars, without a change in the intrinsic value of those securities. Additionally, the U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the U.S. dollar falls against such currency. A Fund may attempt to minimize the risk from adverse changes in the relationship between the U.S. dollar and foreign currencies by purchasing and selling forward foreign currency exchange contracts and foreign currency futures contracts and related options. Foreign securities may be less liquid than domestic securities so that a Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees also are generally higher for foreign securities. A Fund may have limited legal recourse in the event of default with respect to certain debt securities issued by foreign governments. Foreign governments may impose potentially confiscatory withholding or other taxes, which would reduce a Fund’s return on these securities. There is generally less publicly available information about foreign companies. Investments in foreign companies may be adversely affected by the impact of political, social or diplomatic events or possible seizure, expropriation or nationalization of a company or its assets resulting in a partial or total loss of an investment in such foreign companies. Accounting, auditing and financial reporting standards may also be less comprehensive and stringent than those applicable to domestic companies. Investments in foreign securities are also subject to the risk of potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. The risks posed by such sanctions may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets.

Operational and Settlement Risks of Foreign Securities. A Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies, as permitted under the 1940 Act (“foreign sub-custodians”). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to a Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.

Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent a Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of a Fund, may abstain from voting proxies in markets that require share blocking.

Emerging Market Securities. Risks associated with investments in foreign securities are increased with respect to investments in emerging market countries. Political and economic structures in many emerging market countries, especially Russia and those in Eastern Europe, the Middle East, Asia, Latin America and Africa, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging market securities also involves risks beyond the risks applicable to foreign investments. In addition, a Fund’s investments in frontier markets carry heightened risks as compared with investments in traditional emerging markets. Frontier market countries (for example, Vietnam, Colombia, Nigeria and Kazakhstan) generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of a Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of a Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.

Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.

Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in certain countries, including, without limitation, Russia.

Under normal conditions, the Funds’ investments in foreign companies (as a percent of total assets) are allocated as follows:

Fund	Total	Developed Countries	Emerging Markets
Wanger USA	up to 20%*	no additional limit	no additional limit
Wanger Select	up to 33%	no additional limit	no additional limit
Wanger International	at least 65%	no additional limit	no additional limit
Wanger International Select	at least 75%	at least 65%	up to 35%

*	Not including American Depositary Receipts.

Liquidity and Trading Volume Risks of Foreign Investing. A Fund that invests a significant percentage of its assets in foreign securities may be subject to the liquidity and trading volume risks associated with international investing. Due to market conditions, including uncertainty regarding the price of a security, it may be difficult for the Fund to buy or sell foreign portfolio securities at a desirable time or price, which could result in investment losses. This risk of portfolio illiquidity is heightened with respect to small- and mid-cap securities, generally, and foreign small- and mid-cap securities in particular. The Fund may have to lower the selling price, liquidate other investments, or forego another, more appealing investment opportunity as a result of illiquidity in the markets. The Investment Manager will fair value in good faith any securities it deems to be illiquid under consistently applied procedures established by the Fund’s Board. Market conditions are always changing and vary by country and industry sector, and investing in international markets involves unique risks. In the wake of the 2007-2009 financial crisis, trading volumes in both emerging and developed international markets declined significantly and have stayed at generally reduced levels since then. Although it is difficult to accurately assess trends in trading volumes in foreign markets, because some amount of activity has migrated to alternative trading venues, a reduction in trading volumes poses challenges to the Fund. This is particularly so because the Fund focuses on small- and mid-cap companies that usually have lower trading volumes and often takes sizeable positions in portfolio companies. As a result of lower trading volumes, it may take longer to buy or sell the securities of such companies, which can exacerbate the Fund’s exposure to volatile markets. The Fund may also be limited in its ability to execute favorable trades in foreign portfolio securities in response to changes in company prices and fundamentals. If the Fund is forced to sell securities to meet redemption requests or other cash needs, or in the case of an event affecting liquidity in a particular market or markets, it may be forced to dispose of those securities under disadvantageous circumstances and at a loss. As a Fund grows in size, these considerations take on increasing significance and may adversely impact performance.

High Yield Securities

High yield and low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s) or that are unrated but determined by the Investment Manager to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events, are more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities generally are issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. Low and below investment grade securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Low and below investment grade securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind or step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Zero Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments —Private Placement and Other Restricted Securities for more information.

Investing in low and below investment grade securities and comparable unrated securities is subject to certain risks. The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, a Fund may be more dependent on the Investment Manager’s credit analysis with respect to these types of securities than is the case for more highly rated securities.

The market values of certain low and below investment grade securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market value of more highly rated securities. In addition, issuers of low and below investment grade and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.

The risk of loss due to default is greater for low and below investment grade and comparable unrated securities than it is for higher rated securities because low and below investment grade securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. A Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt securities may diminish a Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value to meet redemption requests or to respond to changes in the economy or in financial markets.

Many lower-rated securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may also be determined to be illiquid (i.e., not able to be sold within seven days at approximately the price at which they are valued by a Fund) pursuant to policies approved by the Board. These restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.

Illiquid Securities

Illiquid securities are defined by a Fund consistent with the SEC staff’s current guidance and interpretations which provide that an illiquid security is an asset which may not be sold or disposed of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment on its books. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Some securities are deemed to be illiquid because they are subject to contractual or legal restrictions on resale. Subject to its investment policies, a Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid securities. Investments in illiquid securities, including restricted securities that have not been determined to be liquid, may not exceed 15% of a Fund’s net assets.

Initial Public Offerings

A Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. IPO securities are subject to market risk and liquidity risk. The market value of recently issued IPO securities may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer, and other factors. A Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on a Fund’s performance while the Fund’s assets are relatively small. The impact of an IPO on a Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to a Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.

Investments in Other Investment Companies (Including ETFs)

Investing in other investment companies may be a means by which a Fund seeks to achieve its investment objective. A Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive orders currently or in the future obtained by a Fund, or an investment company in which a Fund invests, from the SEC. These securities include shares of other open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (ETFs) and business development companies.

Except with respect to funds structured as funds-of-funds and master-feeder funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by the fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that may be passively managed (e.g. they seek to track the performance of specific indexes or companies in related industries) or they may be actively managed. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies in excess of these limits.

Investing in other investment companies is subject to certain risks. Although a Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for a Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that a Fund purchases.

ETF shares are sold at net asset value only in large blocks called creation units and are redeemed at net asset value only in large blocks called redemption units. ETFs are listed on an exchange and trade in the secondary market on a per-share basis, which allows investors to purchase and sell ETF shares at their market price throughout the day. ETFs generally are subject to the same risks as the underlying securities the ETFs are designed to track as well as to the risks of the specific sector or industry to which the ETF relates. ETFs also are subject to the risk that their prices may not totally correlate to the prices of the underlying securities the ETFs are designed to track and the risk of possible trading halts due to market conditions or for other reasons. Certain ETFs, such as passively managed ETFs, are designed to track the performance of a specified market index. The performance of an index-tracking ETF may vary from that of the specified index due to transaction costs and other expenses, including those borne the ETF. Under the 1940 Act, a Funds’ ability to redeem units of an ETF may be limited in that in any period of less than 30 days an ETF is not obligated to redeem units representing more than 1% of its total outstanding securities.

Under the 1940 Act and rules and regulations thereunder, a Fund may purchase shares of affiliated funds subject to certain conditions. Investing in affiliated Funds may present certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest.

Money Market Instruments

Money market instruments include cash equivalents and short-term debt obligations, which include: (i) bank obligations, including certificates of deposit (CDs), time deposits and bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment; (ii) funding agreements; (iii) repurchase agreements;

(iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. A Fund may also invest in affiliated and unaffiliated money market mutual funds. See Permissible Fund Investments — Variable- and Floating-Rate Obligations and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Investing in money market instruments is subject to certain risks. Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or its instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

Participation Interests

Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes, that have been “packaged” by an intermediary, such as a bank or broker-dealer. Participation interests typically are issued by partnerships or trusts through which a Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as a Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Permissible Fund Investments — Variable- and Floating-Rate Obligations, Permissible Fund Investments — Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Loan participations also are a type of participation interest. Loans, loan participations and interests in securitized loan pools are interests in amounts owned by a corporate, governmental or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies or international agencies).

Investing in participation interests is subject to certain risks. Participation interests generally are subject to the credit risk associated with the underlying borrowers. If the underlying borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if a Fund had purchased a direct obligation of the borrower. A Fund also may be deemed a creditor of the lending bank or syndicate members and be subject to the risk that the lending bank or syndicate members may become insolvent.

Preferred Stock

Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets in which the stock trades. See Permissible Fund Investments — Private Placement and Other Restricted Securities for more information.

Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. An APS is distinguished from standard preferred stock because its dividends change from time to time. Holders of APS may not be able to sell their shares if an auction fails, such as when there are more shares of APS for sale at an auction than there are purchase bids. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share.

In addition to reinvestment risk if interest rates fall, some specific risks with regard to APS include:

•

Failed auction: A breakdown in the auction process can occur; in the event that the process fails, the rate is reset at the maximum applicable rate, which is usually described in the prospectuses and typically is influenced by the issuer’s credit rating. In a failed auction, current shareholders generally are unable to sell some, or all, of the shares when the auction is completed. Typically, the liquidity for APS that have experienced a failed auction becomes very limited. If a failed auction were to occur, the shareholder generally would hold his or her shares until the next auction. Should there not be subsequent auctions that “cure” the failed process, the shareholder may: (1) hold the APS in anticipation of a refinancing by the issuer that would cause the APS to be called, or (2) hold securities either indefinitely or in anticipation of the development of a secondary market.

•	Early call risk: APS generally is redeemable at any time, usually upon notice, at the issuer’s option, at par plus accrued dividends.

Investing in preferred stock is subject to certain risks. For example, stock market risk is the risk that the value of such stocks, like the broader stock markets, may decline over short or even extended periods. Domestic and foreign stock markets tend to be cyclical, with periods when prices generally rise and periods when prices generally decline. The value of individual stocks will rise and decline based on factors specific to each corporation, such as changes in earnings or management.

Investing in preferred stock also may involve the risks applicable to investing in a particular company. For example, stocks of smaller companies tend to have greater price fluctuations than stocks of larger companies because, among other things, they trade less frequently and in lower volumes, are more susceptible to changes in economic conditions, are more reliant on singular products or services and are more vulnerable to larger competitors. Stocks of these companies may have a higher potential for gains but also are subject to greater risk of loss.

Investing in preferred stock also may involve the risks applicable to investing in a particular industry, such as technology, financial services, consumer goods or natural resources (e.g., oil and gas). To some extent, the prices of stocks tend to move by industry sector. When market conditions favorably affect, or are expected to favorably affect, an industry, the prices of the stocks of companies in that industry tend to rise. Conversely, negative news or a poor outlook for a particular industry can cause the value of those companies’ stock to decline.

Private Placement and Other Restricted Securities

Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.

Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act)), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration. In instances in which the restricted securities are in certificated form, the certificates may bear a restrictive legend, stating the applicable restrictions and time periods. Securities sold outside the United States in reliance on Regulation S under the 1933 Act or pursuant to the securities laws of foreign jurisdictions may also bear restrictive legends. It may be necessary to have these restrictive legends removed or to deliver an opinion of counsel prior to resale of the security.

Investing in private placement and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing a Fund’s NAV due to the absence of a trading market.

Real Estate Investment Trusts and Master Limited Partnerships

Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions.

Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships or limited liability companies (MLPs) in which ownership interests are publicly traded. These entities may be publicly traded on stock exchanges or markets such as the NYSE, the NYSE Alternext US LLC (“NYSE Alternext”) (formerly the American Stock Exchange) and NASDAQ. MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a Fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement. At times MLPs may potentially offer relatively high yields compared to common stocks. Because MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations). For tax purposes, unit holders may initially be deemed to receive only a portion of the distributions attributed to them because certain other portions may be attributed to the repayment of initial investments and may thereby lower the cost basis of the units or shares owned by unit holders. As a result, unit holders may effectively defer taxation on the receipt of some distributions until they sell their units. These tax consequences may differ for different types of entities.

Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially affect its value. A Fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests. REITs often do not provide complete tax information until after the calendar year-end.

Equity investments in REITs are subject to certain risks associated with direct ownership of real estate, including, for example, declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, and variations in rental income. REITs also may be subject to interest rate risk. In general, increases in interest rates will decrease the value of high-yield securities and increase the costs of obtaining financing, which could decrease the value of a REIT’s investments. In addition, equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, and the possibility of failing to qualify for preferential tax treatment under the Code, which could adversely affect dividend payments. REITs also may not be diversified. To the extent a Fund may concentrate its investments in REITs that invest in a particular country or region, the Fund may have greater exposure to the risk of loss in the event of a drop in real estate values in that country or region.

Equity investments in master limited partnerships generally are subject to the risks applicable to investing in a partnership as opposed to a corporation, which may include fewer protections afforded to investors. Additional risks include those associated with the specific industries in which a master limited partnership invests, such as the risks associated with investing in the real estate or oil and gas industries.

Repurchase Agreements

Repurchase agreements are agreements under which a Fund acquires a security for a relatively short period of time (usually within seven days) subject to the obligation of a seller to repurchase and a Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). The repurchase agreement specifies the yield during the purchaser’s holding period. Repurchase agreements also may be viewed as loans made by a Fund that are collateralized by the securities subject to repurchase, which may consist of a variety of security types. A Fund typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.

Repurchase agreements generally are subject to counterparty risk. If a counterparty defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale are less than the resale price provided in the repurchase agreement including interest. In the event that a counterparty fails to perform because it is insolvent or otherwise subject to insolvency proceedings against it, a Fund’s right to take possession of the underlying securities would be subject to applicable insolvency law and procedure, including an automatic stay (which would preclude immediate enforcement of a Fund’s rights) and exemptions thereto (which would permit a Fund to take possession of the underlying securities or to void a repurchase agreement altogether). Since it is possible that an exemption from the automatic stay would not be available, a Fund might be prevented from immediately enforcing its rights against the counterparty. Accordingly, if a counterparty becomes insolvent or otherwise subject to insolvency proceedings against it, a Fund may incur delays in or be prevented from liquidating the underlying securities and could experience losses, including the possible decline in value of the underlying securities during the period in which a Fund seeks to enforce its rights thereto, possible subnormal levels of income or lack of access to income during such time, as well as the costs incurred in enforcing a Fund’s rights. For example, if a Fund enters into a repurchase agreement with a broker that becomes insolvent, it is possible for the Securities Investor Protection Corporation (SIPC) to institute a liquidation proceeding in federal court against the broker counterparty which could lead to a foreclosure by SIPC of the underlying securities or SIPC may stay, or preclude, a Fund’s ability under contract to terminate the repurchase agreement.

Reverse Repurchase Agreements

Reverse repurchase agreements are agreements under which a Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time (normally within 7 days) and price which reflects an interest payment. A Fund generally retains the right to interest and principal payments on the security. Reverse repurchase agreements also may be viewed as borrowings made by a Fund.

Reverse repurchase agreements involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce a Fund’s obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, a Fund is required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

Sovereign Debt

Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Permissible Fund Investments — Foreign Securities.) In addition, there may be no legal recourse against a sovereign debtor in the event of a default.

With respect to sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign debt on a timely basis that led to defaults and the restructuring of certain indebtedness.

Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.

Stripped Securities

Stripped securities are the separate income or principal payments of a debt security and evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act, as amended, and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERS) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities (SMBS) also can be issued by the U.S. Government or its agencies.

SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.

Investing in stripped securities is subject to certain risks. If the underlying obligations experience greater than anticipated prepayments of principal, a Fund may fail fully to recoup its initial investment in such securities. The market value of the class consisting primarily or entirely of principal payments can be especially volatile in response to changes in interest rates. The rates of return on a class of SMBS that receives all or most of the interest are generally higher than prevailing market rates of return on other mortgage-backed obligations because their cash flow patterns also are volatile and there is a greater risk that the initial investment will not be recouped fully.

U.S. Government and Related Obligations

U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various agencies or instrumentalities established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies or instrumentalities of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations.

Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i. e., the risk that the U.S. Government maybe, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support if it is not obligated to do so by law.

Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Bank System, Farm Credit Financial Assistance Corporation, Fannie Mae, Freddie Mac, Federal National Mortgage Association (FNMA), Student Loan Marketing Association (SLMA), and Resolution Trust Corporation (RTC). Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. On Sept. 7, 2008, the Federal Housing Finance Agency (FHFA), an agency of the U.S. Government, placed the Freddie Mac and Fannie Mae into conservatorship, a statutory process with the objective of returning the entities to normal business operations. FHFA will act as the conservator to operate the enterprises until they are stabilized.

On August 5, 2011, S&P lowered its long-term sovereign credit rating for the United States of America to “AA+” from “AAA”. Because a Fund may invest in U.S. Government obligations, the value of a Fund’s shares may be adversely affected by S&P’s downgrade or any future downgrades of the U.S. Government’s credit rating. See Appendix A for a description of securities ratings.

Warrants and Rights

Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock.

Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any. The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.

When-Issued, Delayed Delivery and Forward Commitment Transactions

When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by a Fund, with payment and delivery taking place in the future after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. When engaging in when-issued, delayed delivery and forward commitment transactions, a Fund typically will designate liquid assets in an amount equal to or greater than the purchase price. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that a Fund agrees to purchase the securities. A Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions. However, the Investment Manager may determine not to complete a transaction if it deems it appropriate to close out the transaction prior to its completion. In such cases, a Fund may realize short-term gains or losses.

When-issued, delayed delivery and forward commitment transactions involve the risks that the securities purchased may fall in value by the time they actually are issued or that the other party may fail to honor the contract terms. A Fund that invests in delayed delivery securities may rely on a third party to complete the transaction. Failure by a third party to deliver a security purchased on a delayed delivery basis may result in a financial loss to a Fund or the loss of an opportunity to make an alternative investment.

Zero-Coupon, Pay-in-Kind and Step-Coupon Securities

Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, low and below investment grade securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.

Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.

Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

Step-coupon securities trade at a discount from their face value and pay coupon interest that gradually increases over time. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.

Zero-coupon, step-coupon and pay-in-kind securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities typically have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.

Investing in zero-coupon, pay-in-kind and step-coupon securities is subject to certain risks, including that market prices of zero-coupon, pay-in-kind and step-coupon securities generally are more volatile than the prices of securities that pay interest periodically and in cash, and are likely to respond to changes in interest rates to a greater degree than other types of debt securities.

Because zero-coupon securities bear no interest, they are volatile. Since zero-coupon bondholders do not receive interest payments, zero-coupon securities fall more dramatically than bonds paying interest on a current basis when interest rates rise. However, when interest rates fall, zero-coupon securities rise more rapidly in value than interest paying bonds.

See Appendix A for a discussion of securities ratings.

Borrowings

Each Fund has a fundamental policy with respect to borrowing that can be found under the heading About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies. Specifically, each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.

The Trust maintains a line of credit in order to permit borrowing on a temporary basis to meet share redemption requests in circumstances in which temporary borrowing may be preferable to liquidation of portfolio securities. Any borrowings under that line of credit by the Funds would be subject to each Fund’s restrictions on borrowing. See About the Funds’ Investments — Fundamental and Non-Fundamental Investment Policies.

Short Sales

A Fund may sometimes sell securities short when it owns an equal amount of such securities as those securities sold short. This is a technique known as selling short “against the box.” If a Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, a Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. A Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by a Fund, because a Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.

Wanger USA and Wanger International may not sell securities short or maintain a short position. Other Funds, under certain circumstances, may engage in short sales that are not “against the box,” in which the Fund owns at least an equal amount of such securities, contracts or instruments, or owns securities that are convertible or exchangeable into, without payment of further consideration, at least an equal amount of such securities, contracts or instruments. The technique is also used to protect a profit in a long-term position in a security, contract or instrument. To make delivery to the buyer, a Fund must borrow or purchase the security. If borrowed, a Fund is then obligated to replace the security borrowed from the third party, so a Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then a Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, a Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.)

Short sales by a Fund that are not made “against the box” create opportunities to increase a Fund’s return but, at the same time, involve specific risk considerations and may be considered a speculative technique. Because a Fund in effect profits from a decline in the price of the securities sold short without the need to invest the full purchase price of the securities on the date of the short sale, a Fund’s net asset value (NAV) per share tends to increase more when the securities it has sold short decrease in value, and to decrease more when the securities it has sold short increase in value, than if it had not engaged in such short sales. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest a Fund may be required to pay in connection with the short sale. Short sales could potentially involve unlimited loss, as the market price of securities sold short may continually increase, although a Fund can mitigate any such losses by replacing the securities sold short. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales. There is also the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to a Fund.

Short sales “against the box” entail many of the same risks and considerations described above regarding short sales not “against the box.” However, when a Fund sells short “against the box” it typically limits the amount of securities that it has leveraged. A Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Investment Manager believes that the price of a security may decline, causing a decline in the value of a security owned by a Fund or a security convertible into or exchangeable for such security. In such case, any future losses in a Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities a Fund owns, either directly or indirectly, and, in the case where a Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.

A Fund’s successful use of short sales also will be subject to the ability of the Investment Manager to predict movements in the directions of the relevant market. A Fund therefore bears the risk that the Investment Manager will incorrectly predict future price directions. In addition, if a Fund sells a security short, and that security’s price goes up, a Fund will have to make up the margin on its open position (i.e., purchase more securities on the market to cover the position). It may be unable to do so and thus its position may not be closed out. There can be no assurance that a Fund will not incur significant losses in such a case.

In the view of the SEC, a short sale involves the creation of a “senior security” as such term is defined in the 1940 Act, unless the sale is “against the box” and the securities sold short are placed in a segregated account (not with the broker), or unless a Fund’s obligation to deliver the securities sold short is “covered” by placing in a segregated account (not with the broker) cash, U.S. Government securities or other liquid debt or equity securities in an amount equal to the difference between the market value of the securities sold short at the time of the short sale and any such collateral required to be deposited with a broker in connection with the sale (not including the proceeds from the short sale), which difference is adjusted daily for changes in the value of the securities sold short. The total value of the cash, U.S. Government securities or other liquid debt or equity securities deposited with the broker and otherwise segregated may not at any time be less than the market value of the securities sold short at the time of the short sale.

Lending Securities

Securities lending refers to the lending of a Fund’s portfolio securities. GSAL serves as the Funds’ securities lending agent pursuant to a securities lending agreement approved by the Board. Each Fund may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities that the Funds’ securities lending agent has determined are creditworthy under guidelines established by the Board. A lending Fund pays a portion of income earned on lending transactions to its GSAL, and also may pay administrative and custodial fees in connection with loans of securities.

The Funds receive collateral equal to at least 102% for domestic issuers and 105% for foreign issuers of the value of the securities loaned. Collateral is invested by the Funds in a third-party institutional government money market fund in accordance with investment guidelines contained in the securities lending agreement and approved by the Board. If the market value of the loaned securities goes up, the securities lending agent will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. Funds participating in securities lending bear the risk of loss in connection with investment of collateral received from the borrowers. To the extent that the value, including any investment return, of a Fund’s investment of the collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security.

Securities lending involves counterparty risk, including the risk that a borrower may not return a loaned security and the proceeds from the sale of the collateral will not be sufficient to replace the borrowed security. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the securities lending agent defaults or enters bankruptcy. This risk is increased if a Fund’s loans are concentrated with a single borrower or limited number of borrowers. In the event of bankruptcy or other default of a borrower, a Fund could experience delays both in liquidating the loan collateral and in recovering the loaned securities. A Fund could also sustain losses arising from expenses of enforcing the Fund’s rights. GSAL has agreed to indemnify the Funds from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of collateral investments.

Loans are subject to termination at any time by the Funds or a borrower. A lending Fund does not have the right to vote loaned securities. In accordance with the procedures adopted by the Board, a lending Fund will attempt to call all loaned securities back to permit the exercise of voting rights, if time and jurisdictional restrictions permit. There is no guarantee that all loans can be recalled.

During the existence of the loan, the borrower must pay over to the lender amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts, less applicable taxes. Such payments to the Fund do not constitute “qualified dividends” taxable at the same rate as long-term capital gains, even if the actual dividends would have constituted qualified dividends had the Fund held the securities.

Portfolio Turnover

A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover (e.g., over 100% annually) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund’s performance.

For each Fund’s portfolio turnover rate, see the Financial Highlights section in the prospectuses for that Fund. During the fiscal years ended December 31, 2013 and December 31, 2012, the portfolio turnover rates for each Fund did not vary significantly.

Disclosure of Portfolio Information

The Board and the Investment Manager believe that the investment ideas and trading strategies of the Investment Manager with respect to portfolio management of a Fund should benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies or by using Fund portfolio holdings information for stock picking. However, the Board also believes that knowledge of a Fund’s portfolio holdings can assist shareholders in monitoring their investments, making asset allocation decisions, and evaluating portfolio management techniques.

The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until it is made available to the general public. It is the policy of the Funds not to provide or permit others to provide portfolio holdings on a selective basis, and the Investment Manager does not intend to selectively disclose portfolio holdings in advance of public dissemination. The Investment Manager does not expect that such holdings information will be selectively disclosed, except where necessary for the Funds’ operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders, including that the recipients are subject to a duty of confidentiality, including a duty not to trade on the nonpublic information. These policies and procedures prohibit Ameriprise Financial, the Investment Manager and the Funds’ other service providers from entering into any agreement to disclose Fund portfolio holdings information or trading strategies in violation of the policies and procedures and from entering into any agreement to disclose portfolio information in exchange for any form of consideration. The policies and procedures incorporate and adopt the supervisory controls and recordkeeping requirements established in the Investment Manager’s policies and procedures. The Investment Manager has also adopted policies and procedures to monitor for compliance with the Funds’ portfolio holdings disclosure policies and procedures.

Although the Investment Manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Funds’ compliance program for conformity with the policies and procedures, there can be no assurance that the policies and procedures will protect the Funds from the potential misuse of holdings information by individuals or firms in possession of that information.

Public Disclosures

The Funds’ portfolio holdings are currently disclosed to the public through required filings with the SEC and on the Columbia Funds website. Once posted, the portfolio holdings information will remain available on the website until at least the date on which a Fund files a Form N-CSR or Form N-Q for the period that includes the date as of which the information is current. The Funds’ complete holdings are disclosed on the Columbia Funds website as of a month-end no earlier than 30 to 40 calendar days after such month-end. Purchases and sales of the Funds’ portfolio securities can take place at any time, so the portfolio holdings information available on the website may not always be current. The scope of the information disclosed pursuant to the policies and procedures described above also may change from time to time, without prior notice.

The Funds file their portfolio holdings with the SEC for each fiscal quarter on either Form N-CSR (with respect to each annual period and semiannual period) or Form N-Q (with respect to the first and third quarters of the Funds’ fiscal year). Shareholders may obtain the Funds’ Forms N-CSR and N-Q filings on the SEC’s website at www.sec.gov, a link to which is provided at the Columbia Funds website. In addition, the Funds’ Forms N-CSR and N-Q filings may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 202.551.8090 for information about the SEC’s website or the operation of the public reference room.

The Funds, the Investment Manager, Ameriprise Financial or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, financial advisors or other parties. In addition, certain advisory clients of the Investment Manager that follow a strategy similar to that of a Fund have access to their own custodial account portfolio holdings information before the Fund posts its holdings on the Columbia Funds website. It is possible that when clients observe transactions in their own accounts, they may infer transactions of the Funds prior to public disclosure of Fund transactions.

Other Disclosures

Pursuant to the policies and procedures described above, the Funds may selectively disclose their portfolio holdings information in advance of public disclosure on a confidential basis to various Fund service providers that require such information for the legitimate business purpose of assisting the Funds with day-to-day business affairs.

In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Investment Manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the one hand, and those of the Investment Manager, the Distributor or any affiliated person of a Fund, the Investment Manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.

In addition, the Funds periodically disclose their portfolio information on a confidential basis to various service providers that require such information to assist the Funds with their day-to-day business affairs. In addition to the Investment Manager and its affiliates, these service providers include, but are not limited to, affiliates of the Investment Manager, the Funds’ custodian and any sub-custodians, independent registered public accounting firm, legal counsel, operational system vendors, financial printers, proxy solicitor and proxy voting service provider, as well as ratings agencies that maintain ratings on certain Funds. These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Funds also may disclose portfolio holdings information to broker-dealers and certain other entities in connection with potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

The Fund also discloses portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.

Neither the Funds nor Ameriprise Financial, the Investment Manager or their affiliates receive compensation or consideration from the service providers for the portfolio holdings information. In addition to Ameriprise Financial, the Investment Manager and their affiliates, including Threadneedle International Limited, these service providers are listed below. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described below, and has been authorized in accordance with the policy.

IDENTITY OF RECIPIENT	ROLE OF RECIPIENT/ PURPOSE OF DISCLOSURE	FREQUENCY OF DISCLOSURE
Wilshire Associates	Provides supportive performance analysis software.	Daily

JPMorgan	Funds’ Custodian; receives trade files containing information for the Funds.	Daily

FactSet Research Data Systems, Inc.	Provides quantitative analysis, charting and fundamental data to investment, marketing, performance and distribution personnel.	Daily

Interactive Data Corporation (IDC)	Provides statistical fair valuation services to support the Investment Manager.	As needed

Merrill Corporation	Printer for the Funds’ prospectuses, SAIs, supplements and sales materials.	As needed

RR Donnelley Financial	Printer for the Funds’ prospectuses, SAIs, supplements and sales materials.	As needed

Abel Noser	Evaluation and assessment of trading activity, execution and practices by the Investment Manager.	As needed, generally no less than quarterly

Bloomberg, L.P.	Provides support for the Investment Manager’s trading system; evaluation and assessment of trading activity, execution and practices by the Investment Manager.	Daily

Financial Tracking, LLC	Provides automated review for purposes of Code of Ethics and other compliance monitoring.	Daily

GSAL	Funds’ securities lending agent.	As needed in connection with the Funds’ securities lending program

Institutional Shareholder Services, Inc. (ISS)	Proxy service provider. Holdings are only redistributed by ISS through voting the shares held and within the Funds’ N-PX filings.	Daily

IDENTITY OF RECIPIENT	ROLE OF RECIPIENT/ PURPOSE OF DISCLOSURE	FREQUENCY OF DISCLOSURE
Perkins Coie LLP	Legal counsel to the Funds.	As needed

Drinker Biddle & Reath LLP	Legal counsel to the Independent Trustees.	As needed

ING Insurance Company	Provides quarterly fact sheets.	Quarterly

PricewaterhouseCoopers LLP	Funds’ independent registered public accounting firm, providing audit services, tax return review services and assistance in connection with the review of various SEC filings.	As needed

BarraOne/MSCI Barra	Provides risk analysis and reporting.	Daily

MoneyMate, Ltd.	Provides returns and analytics reporting for client facing materials.	Daily

Sungard InvestOne	Provides portfolio accounting system.	Daily

Pursuant to agreements in such form as the Chief Compliance Officer (CCO) of the Funds may require, these service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds.

The Funds have authorized the Investment Manager’s President (and his designated subordinates) to make appropriate disclosures of the Funds’ holdings to certain Ameriprise Financial affiliates (to provide monitoring of compliance with codes of ethics and to monitor risk and various holdings limitations that must be aggregated with affiliated funds, among other purposes), to provide the Custodian, sub-custodians and pricing service with daily trade information, to disclose necessary portfolio information to the Funds’ proxy service. The Funds have also authorized the Investment Manager’s President and Chief Operating Officer (and their designated subordinates) to disclose portfolio information to independent auditors in connection with audit procedures. In addition, the Funds have authorized Ameriprise Financial and the Investment Manager’s President (and his designated subordinates) to disclose necessary information to printing firms engaged by Ameriprise Financial to prepare periodic reports to Fund shareholders.

The Investment Manager uses a variety of broker-dealers and other agents to effect securities transactions on behalf of the Funds. These broker-dealers become aware of the Funds’ intentions, transactions and positions, in performing their functions. Further, the Funds’ ability to identify and execute transactions in securities is dependent, in part, on information provided to the Investment Manager by broker-dealers who are market makers in certain securities or otherwise have the ability to assist the Funds in executing their orders. To facilitate that process, the Board has authorized the Investment Manager’s President (and his designated subordinates) to disclose portfolio information or anticipated transactions to broker-dealers who may execute Fund transactions. This disclosure is limited to that information necessary to effect the Funds’ securities transactions and assist the Investment Manager in seeking to obtain best execution.

The CCO is responsible for implementation of the Funds’ portfolio holdings disclosure policies and procedures. The CCO is required to report to the Board any violations of the policies and procedures that come to his attention and may approve non-public disclosures of a Fund’s portfolio holdings. Such disclosure must be consistent with the policies and procedures in that it furthers a legitimate business purpose of a Fund, is therefore in the best interests of that Fund’s shareholders and is appropriately reported to the Board.

INVESTMENT ADVISORY AND OTHER SERVICES

The Investment Manager and Investment Advisory Services

Columbia Wanger Asset Management, LLC (CWAM or the Investment Manager) (operating as a limited partnership prior to May 1, 2010 and named Wanger Asset Management, L.P. prior to September 29, 2000), serves as the investment adviser for the Funds, the series of Columbia Acorn Trust and other institutional accounts. The Investment Manager and its predecessors have managed mutual funds, including the Funds, since 1992.

As of March 31, 2014, the Investment Manager had assets under management of approximately $38.8 billion.

The Investment Manager is located at 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, and is a registered investment adviser and wholly owned subsidiary of Columbia Management, which is a wholly owned subsidiary of Ameriprise Financial. Prior to May 1, 2010, when the long-term asset management business of Columbia Management Group, LLC, including 100% of the Investment Manager, was acquired by Ameriprise Financial, the Investment Manager was a wholly owned subsidiary of Bank of America. Prior to April 1, 2004, when FleetBoston Financial Corporation (Fleet) was acquired by Bank of America, Columbia Management Group, LLC was a wholly owned subsidiary of Fleet.

At a special meeting held on May 27, 2010, as recommended by the Board, shareholders approved the Advisory Agreement, which initially took effect immediately and continued in effect through July 31, 2011. The Advisory Agreement continues from year to year until terminated by either the Trust or the Investment Manager, as long as it is specifically approved at least annually by either the Board or by a vote of the majority of the outstanding shares of the Fund and by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval.

The Advisory Agreement generally provides that, subject to the overall supervision and control of the Board, the Investment Manager shall have supervisory responsibility for the general management and investment of the Funds’ assets and will endeavor to preserve the autonomy of the Trust. Under the Advisory Agreement, the Investment Manager is authorized to make decisions to buy and sell securities and other assets for the Funds, to place the Funds’ portfolio transactions with broker-dealers and to negotiate the terms of such transactions including brokerage commissions on brokerage transactions on behalf of the Funds. The Investment Manager is authorized to exercise discretion within the Trust’s policy concerning allocation of its portfolio brokerage, as permitted by law, and in so doing shall not be required to make any reduction in its investment advisory fees. The Investment Manager is required to use its best efforts to seek to obtain the best overall terms available for portfolio transactions for each Fund. See Brokerage Allocation and Other Practices — General Brokerage Policy, Brokerage Transactions and Broker Selection.

The Investment Manager, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under the Advisory Agreement. The Trust pays all compensation of the Independent Trustees.

Under the Advisory Agreement, the Investment Manager is not liable for any loss suffered by a Fund or its shareholders as a result of any error of judgment, or any loss arising out of any investment, or as a consequence of any other act or omission of the Investment Manager or any of its affiliates in the performance of the Investment Manager’s duties under the agreement, except for (i) with respect to acts or omissions in respect of investment activities, liability resulting from willful misfeasance, bad faith, reckless disregard or gross negligence, and (ii) with respect to all other matters, liability resulting from bad faith, intentional misconduct or negligence, on the part of the Investment Manager or its affiliates.

A discussion regarding the Board’s approval of the continuation, through July 31, 2014, of the Advisory Agreement with respect to each Fund is available in the Fund’s semiannual report to shareholders for the fiscal period June 30, 2013. A discussion regarding the basis of the Board’s approval of the continuation of the Advisory Agreement through July 31, 2015 is expected to be available in the Fund’s semiannual report to shareholders for the fiscal period ending June 30, 2014.

Advisory Fee Rates

The Funds pay the Investment Manager an annual fee for its investment advisory services as shown in the section entitled Fees and Expenses — Annual Fund Operating Expenses in each Fund’s prospectus. The advisory fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly. The Investment Manager may pay amounts from its own assets to the Distributor and/or to selling agents for services they provide.

The Investment Manager receives a monthly investment advisory fee based on each Fund’s average daily net assets at the following annual rates:

	Assets	Rate of Fee

Wanger USA	First $100 million	0.940%
	$100 million to $250 million	0.890%
	$250 million to $2 billion	0.840%
	$2 billion and over	0.800%

Wanger International	First $100 million	1.100%
	$100 million to $250 million	0.950%
	$250 million to $500 million	0.900%
	$500 million to $1 billion	0.800%
	$1 billion and over	0.720%

Wanger Select	First $500 million	0.800%
	$500 million and over	0.780%

Wanger International Select	First $500 million	0.940%
	$500 million and over	0.890%

The Investment Manager received fees from the Funds for its services as reflected in the following chart, which shows the advisory fees paid to the Investment Manager and the fees waived/reimbursed by the Investment Manager, where applicable, for the three most recently completed fiscal years.

Advisory Fees Paid by the Funds

Fund	Fiscal Year Ended December 31, 2013	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011
Wanger USA
Gross Advisory Fee	$7,379,494	$6,859,828	$7,388,489
Amount Waived/Reimbursed by the Investment Manager	—	$30,627	$88,626
Net Advisory Fee	$7,379,494	$6,829,201	$7,299,863
Wanger International
Gross Advisory Fee	$6,709,967	$6,439,202	$7,407,698
Amount Waived/Reimbursed by the Investment Manager	—	$184,826	$524,406
Net Advisory Fee	$6,709,967	$6,254,376	$6,883,292

Fund	Fiscal Year Ended December 31, 2013	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011
Wanger Select
Gross Advisory Fee	$1,977,019	$2,015,096	$2,385,779
Amount Waived/Reimbursed by the Investment Manager	—	—	—
Net Advisory Fee	$1,977,019	$2,015,096	$2,385,779
Wanger International Select
Gross Advisory Fee	$232,105	$236,056	$269,600
Amount Waived/Reimbursed by the Investment Manager	$15,919	—	$15,651
Net Advisory Fee	$216,186	$236,056	$253,949

The Investment Manager has contractually agreed to bear a portion of ordinary operating expenses, on an annualized basis (excluding transaction costs and certain other investment-related expenses, interest and fees on borrowings and expenses associated with the Fund’s investment in other investment companies, if any), after giving effect to any balance credits from the Custodian, as follows:

Fund	Expense Limitation
Wanger Select	1.35% of average daily net assets
Wanger International Select	1.45% of average daily net assets

Each of the above expense arrangements may be modified or amended only with approval from the Fund and the Investment Manager, and each arrangement will terminate on April 30, 2015. There is no guarantee that these arrangements will continue thereafter.

Portfolio Managers

The following provides additional information about the portfolio managers of the Investment Manager who are responsible for making the day-to-day investment decisions for the Funds. As described in the Management of the Fund — Primary Service Providers section of each Fund’s prospectus, the portfolio managers of the Investment Manager who are responsible for the Funds are:

Portfolio Managers of the Investment Manager

Portfolio Manager	Fund
Robert A. Chalupnik, CFA	Wanger Select

William J. Doyle, CFA	Wanger USA

Louis J. Mendes, CFA	Wanger International

Robert A. Mohn, CFA	Wanger USA

Christopher J. Olson, CFA	Wanger International Wanger International Select

Compensation

For services performed for the 2013 calendar year and incentives paid in early 2014, Messrs. Chalupnik, Doyle, Mendes, Mohn and Olson and analysts and other key employees of the Investment Manager received all of their compensation in the form of salary and incentive compensation provided in whole by Ameriprise Financial. Typically, a high proportion of an analyst’s or portfolio manager’s incentive compensation is paid in cash with a smaller proportion going into two separate incentive plans. The first plan is a notional investment based on the performance of certain Columbia Funds, including the Columbia Acorn Funds. The second plan consists of Ameriprise Financial restricted stock and/or options. Both plans vest over three years from the date of issuance.

Portfolio managers and key analysts are positioned in compensation tiers based on cumulative performance of the portfolios/stocks that they manage and their total responsibilities, the objective being to provide very competitive total compensation for high performing analysts and portfolio managers. Portfolio manager performance is measured versus primary portfolio benchmarks. Analyst performance is measured versus a custom benchmark for each analyst. The Fund’s portfolio managers are compensated both as portfolio managers (versus their primary portfolio benchmarks) and as analysts (versus their custom analyst benchmarks). One-, three- and five-year performance periods primarily drove incentive levels through 2013, with the three-year period carrying the highest weight. Incentive compensation varies by tier and can range from zero on the low end to a multiple of base pay on the high end. Incentives are adjusted up or down by as much as 15% of high/low ranges based on qualitative performance factors, which include investment performance impacts not included in benchmarks such as industry (or country) weighting recommendations, plus adherence to compliance standards, business building, and citizenship. Less seasoned analysts’ incentives are also based on performance versus benchmarks, though they are less formulaic in order to emphasize investment process instead of initial investment results. The qualitative factors discussed above are also considered. These analysts participate in an incentive pool which is based on a formula primarily driven by firm-wide investment performance.

In addition, the incentive amounts available for the entire pool are adjusted up or down based upon the increase/decrease in Investment Manager revenues versus an agreed upon base revenue amount. Investment performance, however, impacts incentives far more than revenues. The Investment Manager determines incentive compensation adhering to the formulas, subject to review by Columbia Management and Ameriprise Financial.

Performance Benchmarks

Portfolio Manager	Benchmark(s)
Robert A. Chalupnik (Wanger Select)	S&P MidCap 400® Index (primary benchmark), S&P 500® Index and Lipper Variable Underlying Mid-Cap Core Funds Index

William J. Doyle (Wanger USA)	Russell 2000 Index (primary benchmark) and Lipper Variable Underlying Small-Cap Growth Funds Index

Louis J. Mendes (Wanger International)	S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (primary benchmark), MSCI Europe, Australasia, and Far East (MSCI EAFE) Index (Net) and Lipper Variable Underlying International Growth Funds Index

Robert A. Mohn (Wanger USA)	Russell 2000 Index (primary benchmark) and Lipper Variable Underlying Small-Cap Growth Funds Index

Christopher J. Olson (Wanger International)	S&P Global Ex-U.S. Between $500 Million and $5 Billion® Index (primary benchmark), MSCI EAFE Index (Net) and Lipper Variable Underlying International Growth Funds Index

Christopher J. Olson (Wanger International Select)	S&P Developed Ex-U.S. Between $2 Billion and 10 Billion® Index (primary benchmark), MSCI EAFE Index (Net) and Lipper Variable Underlying International Growth Funds Index

Other Accounts

The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the portfolio managers of the Investment Manager managed in addition to the Funds.

Other Accounts Managed by the Portfolio Managers as of December 31, 2013

Portfolio Manager	Other SEC-registered open- end and closed-end funds		Other pooled investment vehicles		Other accounts
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
Robert A. Chalupnik	2	$1,097,451,231	0	—	1	$522,776
William J. Doyle*	1	$1,800,286,403	0	—	6	$2,850,000
Louis J. Mendes	4	$9,845,136,109	0	—	5	$4,850,000
Robert A. Mohn	3	$23,204,941,243	1	$53,683,642	5	$1,122,153,639
Christopher J. Olson	2	$1,071,837,818	0	—	1	$613,337

*	Mr. Doyle became co-portfolio manager of Wanger USA effective January 1, 2014.

Other Accounts Managed by the Portfolio Managers for which the Advisory Fee is Based on Performance

As of December 31, 2013, none of the Funds’ portfolio managers managed an account for which the advisory fee was based on performance.

Ownership of Securities

The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) by each Fund’s portfolio manager(s).

Portfolio Manager Ownership of the Funds as of December 31, 2013

Portfolio Manager	Fund	Dollar Range of Equity Securities in the Fund Beneficially Owned*
Robert A. Chalupnik	Wanger Select	—

William J. Doyle**	Wanger USA	—

Louis J. Mendes	Wanger International	—

Robert A. Mohn	Wanger USA	—

Christopher J. Olson	Wanger International	—

Christopher J. Olson	Wanger International Select	—

*	None of the portfolio manager of the Funds own any Fund shares; shares of the Funds are issued only in connection with investments in and payments under Contracts and Qualified Plans. The portfolio managers own shares of the Columbia Acorn Funds.
**	Mr. Doyle became co-portfolio manager of Wanger USA effective January 1, 2014.

The Investment Manager’s Portfolio Managers and Potential Conflicts of Interests

Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.

The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts.

Potential conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds and the series of Columbia Acorn Trust.

A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. The effects of this potential conflict may be more pronounced where funds and/or accounts managed by a particular portfolio manager have different investment strategies.

A portfolio manager may be able to select or influence the selection of the broker-dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker-dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.

A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold.

“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Investment Manager are to be made at an independent current market price, consistent with applicable laws and regulation.

Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.

A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same as or similar to the potential conflicts of interest related to the investment management activities of the Investment Manager and its affiliates. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.

The Administrator

CWAM (which is also the Investment Manager) serves as Administrator of the Funds.

Services Provided

Pursuant to the terms of the Administration Agreement, the Administrator provides certain administrative services to each Fund, including: (i) maintaining the books and records, including financial and corporate records, of the Trust, and providing pricing and bookkeeping services to the Funds; (ii) supervising the preparation and filing of registration statements, notices, reports, proxy statements, tax returns and other documents as deemed necessary or desirable by the Trust; (iii) overseeing and assisting in the coordination of the performance of administrative and third party professional services rendered to the Funds, including the Funds’ securities lending agent; (iv) overseeing and assisting with communications with Participating Insurance Companies; (v) providing corporate secretarial services and data processing facilities and calculating and arranging for notice and payment of distributions to shareholders; (vi) developing and implementing procedures to monitor each Fund’s compliance with regulatory requirements and with each Fund’s investment policies and restrictions; (vii) providing for the services of employees of the Administrator who may be appointed as officers of the Trust; and (viii) providing services to shareholders of the Funds. The Administration Agreement may be terminated by the Board or the Administrator upon 60 days written notice. The Administrator has the power under the Administration Agreement to delegate some or all of its responsibilities to others, at the Administrator’s expense. The Administrator retains responsibility for any services it delegates.

The Administrator has delegated a majority of its responsibilities under the Administration Agreement to Columbia Management as the Funds’ Sub-Administrator. The Sub-Administrator provides certain of the above enumerated services to the Funds, including fund accounting services, and receives a fee from the Administrator for such services.

Administration Fee Rates and Fees Paid

The Administrator receives compensation for its administration services, which are computed daily and paid monthly as a percentage of the average daily net assets of each Fund at the annual rates shown in each Fund’s prospectus.

The following chart shows the administration fees paid to the Administrator for the three most recently completed fiscal years.

Administration Fees Paid by the Funds

Fund	Fiscal Year Ended December 31, 2013	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011
Wanger USA
Administration Fee	$428,839	$397,878	$430,769
Wanger International
Administration Fee	$370,936	$353,880	$416,586
Wanger Select
Administration Fee	$123,564	$125,943	$149,111
Wanger International Select
Administration Fee	$12,346	$12,556	$14,340

The Administrator did not waive or reimburse any Fund’s administration fees for the fiscal years ended December 31, 2013, December 31, 2012 or December 31, 2011.

The Principal Underwriter/Distributor

Columbia Management Investment Distributors, Inc. (the Distributor) serves as the principal underwriter and distributor of the shares of the Funds. The Distributor is a wholly owned subsidiary of Ameriprise Financial. Its address is: 225 Franklin Street, Boston, MA 02110.

Distribution Obligations

Shares of the Funds are offered for sale on a continuous basis through the Distributor on a best efforts basis without any sales commission or charges to the Funds or Participating Insurance Companies or Qualified Plans purchasing Fund shares. However, each Contract imposes its own charges and fees on Contract owners and Qualified Plans may impose such charges on Qualified Plan participants.

Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest

As described above in the Investment Advisory and Other Services section of this SAI, and in the Management of the Fund — Primary Service Providers section of each Fund’s prospectus, the Investment Manager, Administrator, Sub-Administrator, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund’s registration statement.

In many instances, the compensation paid to the Investment Manager and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds’ assets under management. As the size of the Funds’ assets under management grows, so does the amount of compensation paid to the Investment Manager and other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds’ prospectuses. These conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, the Investment Manager’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provides information about the Investment Manager’s business, assets under management, affiliates and potential conflicts of interest. Parts 1 and 2 of the Investment Manager’s Form ADV are available online through the SEC’s website at www.adviserinfo.sec.gov.

Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. In this regard, Ameriprise Financial is a major financial services company. Ameriprise Financial and its affiliates, are engaged in a wide range of financial activities beyond the mutual fund-related activities of the Investment Manager, including, among others, broker-dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.

Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Advised/Managed Funds and Accounts

The Investment Manager and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Investment Manager and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Management) will give advice to and make decisions for all advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.

A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Investment Manager and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Investment Manager or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Investment Manager, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Investment Manager, may take a position on behalf of other advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. For example, the Funds may hold equity securities of a company while another advised/managed fund or account may hold debt securities of the same company. If the portfolio company were to experience financial difficulties, it might be in the best interest of the Funds for the company to reorganize while the interests of the other advised/managed fund or account might be better served by the liquidation of the company. This type of conflict of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage.

Investment transactions made on behalf of other funds or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, including the other Columbia Funds, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Investment Manager or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Investment Manager has adopted policies and procedures addressing the allocation of investment opportunities among the Funds and other funds and accounts advised by the Investment Manager and other affiliates of Ameriprise Financial. For more information, see Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Portfolio Managers — The Investment Manager’s Portfolio Managers and Potential Conflicts of Interests.

Sharing of Information among Advised/Managed Accounts

Ameriprise Financial and its affiliates also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Investment Manager, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Investment Manager or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Advisory and Other Services — The Investment Manager and Investment Advisory Services — Portfolio Managers — The Investment Manager’s Portfolio Managers and Potential Conflicts of Interests.

Soft Dollar Benefits

Certain products and services, commonly referred to as “research products” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Investment Manager may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/ managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund. For more information, see Brokerage Allocation and Other Practices — Brokerage Commissions.

Services Provided to Other Advised/Managed Accounts

Ameriprise Financial and its affiliates also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker-dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/ managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.

Proxy Voting

Although the Investment Manager endeavors to make all proxy voting decisions with respect to the interests of the Funds for which it is responsible in accordance with its proxy voting policies and procedures, the Investment Manager’s proxy voting decisions with respect to a Fund’s portfolio securities may nonetheless benefit other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. The Investment Manager has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best interests of its clients, including the Funds, without any resulting benefit or detriment to the Investment Manager and/or its affiliates, including Ameriprise Financial and its affiliates. For more information about the Investment Manager’s proxy voting policies and procedures, see Investment Advisory and Other Services — Proxy Voting Policies and Procedures.

Certain Trading Activities

The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Investment Manager and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Advisory and Other Services — Codes of Ethics.

Affiliate Transactions

Subject to applicable legal and regulatory requirements, the Funds may enter into transactions in which Ameriprise Financial and/or its affiliates may have an interest that potentially conflicts with the interests of the Funds. For example, an affiliate of Ameriprise Financial may sell securities to the Funds from an offering in which it is an underwriter or from securities that it owns as a dealer, subject to applicable legal and regulatory requirements.

Investment Limitations on Ameriprise Financial and its Affiliates

Regulatory and other restrictions applicable to Ameriprise Financial and its affiliates may limit the Funds’ investment activities in various ways. For example, certain securities may be subject to ownership limitations due to regulatory limits on investments in certain industries (such as, for example, banking and insurance) and markets (such as emerging or international markets), or certain transactions (such as those involving certain derivatives or other instruments) or mechanisms imposed by certain issuers (such as, among others, poison pills). Certain of these restrictions may impose limits on the aggregate amount of investments that may be made by affiliated investors in the aggregate or in individual issuers. In these circumstances, the Investment Manager may be prevented from acquiring securities for a Fund that it might otherwise prefer to acquire if the acquisition would cause the Fund and/or its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Investment Manager has policies and procedures in place designed to monitor and interpret these limits. Nonetheless, given the complexity of these limits, the Investment Manager and/or its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. In addition, aggregate ownership limitations could cause performance dispersion among funds and accounts managed by the Investment Manager with similar investment objectives and strategies and portfolio management teams. For example, if further purchases in an issuer are restricted due to regulatory or other reasons, a portfolio manager would not be able to acquire securities or other assets of an issuer for a new fund that may already be held by other funds and accounts with the same/similar investment objectives and strategies. The Investment Manager may also choose to limit purchases in an issuer to a certain threshold for risk management purposes. If the holdings of the Investment Manager’s affiliates are included in calculating that limitation, a Fund may be more limited in its ability to purchase a particular security or other asset than if the holdings of the Investment Manager’s affiliates had been excluded from the calculation. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. In any of these scenarios, a Fund’s inability to participate (or participate further) in a particular investment, despite a portfolio manager’s desire to so participate, may negatively impact Fund performance. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About the Funds’ Investments — Certain Investment Activity Limits.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds

The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Investment Manager of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Investment Manager.

Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options

Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by affiliates of Ameriprise Financial, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by Ameriprise Financial, and its affiliates, as well as for other Columbia Funds structured as “funds of funds.” The use of the Columbia Funds in connection with other products and services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.

Ameriprise Financial and its affiliates, including the Investment Manager, may make payments to their affiliates in connection with the promotion and sale of the Funds’ shares, in addition to the sales-related and other compensation that these parties may receive from the Funds. As a general matter, personnel of Ameriprise Financial and its affiliates do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Investment Manager and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds’ assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Brokerage Allocation and Other Practices — Additional Selling Agent Payments for more information.

Other Service Providers

The Transfer Agent

Columbia Management Investment Services Corp. acts as the Transfer Agent for each Fund’s shares and can be contacted at P.O. Box 8081, Boston, MA 02266-8081. The Transfer Agent is a subsidiary of Ameriprise Financial. Under the Transfer Agency Agreement, the Funds pay the Transfer Agent a monthly fee based on the annual rate of $21 per open account, plus certain out-of-pocket expenses.

The Transfer Agent retains BFDS/DST, 2 Heritage Drive, North Quincy, MA 02171 as the Funds’ sub-transfer agent. BFDS/DST assists the Transfer Agent in carrying out its duties.

The Custodian

JPMorgan, One Chase Manhattan Plaza, New York, New York 10005, is the Custodian of the Funds’ assets. It is responsible for holding all securities and cash of the Funds, receiving and paying for securities purchased, delivering against payment securities sold, receiving and collecting income from investments and performing other administrative duties, all as directed by authorized persons of the Funds. The Investment Manager and Columbia Management supervise JPMorgan in such matters as the purchase and sale of portfolio securities. Portfolio securities purchased in the United States are maintained in the custody of JPMorgan or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of JPMorgan’s foreign depository and foreign sub-custodian network.

With respect to foreign depositories and foreign sub-custodians, there can be no assurance that a Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign sub-custodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign sub-custodians or application of foreign law to a Fund’s foreign sub-custodial arrangements. Accordingly, an investor should recognize that the non-investment risks involved in holding assets abroad are greater than those associated with holding assets in the U.S.

The Funds may invest in obligations of JPMorgan and may purchase securities from or sell securities to JPMorgan.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at One North Wacker, Chicago, Illinois 60606, serves as the Funds’ independent registered public accounting firm, providing audit services, tax return review services and assistance and consultation in connection with the review of various SEC filings. The reports of the Funds’ independent registered public accounting firm and the audited financial statements included in the Funds’ annual reports to shareholders dated December 31, 2013 are incorporated herein by reference. No other parts of the annual reports or semiannual reports to shareholders are incorporated by reference herein. The financial statements incorporated by reference into the Fund’s prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting.

Counsel

Perkins Coie LLP serves as counsel to the Funds and Drinker Biddle & Reath LLP serves as counsel to the Independent Trustees. Perkins Coie LLP is located at 700 13th Street, N.W., Washington, DC 20005. Drinker Biddle & Reath LLP is located at One Logan Square, Suite 2000, Philadelphia, PA 19103.

Securities Lending Agent

GSAL, 125 High Street, Oliver Street Tower, Suite 1700, Boston, MA 02110, is the Funds’ securities lending agent. As such, GSAL is responsible, among other things for: entering into and maintaining securities loan agreements with borrowers; negotiating fees with borrowers; delivering securities to borrowers; receiving collateral from borrowers in connection with loans; and investing cash collateral in accordance with instructions received from the Investment Manager. See About the Funds’ Investments — Lending Securities for more information.

Codes of Ethics

The Funds, the Investment Manager and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds’ registration statement. These Codes of Ethics can be reviewed and copied at the SEC’s Public Reference Room and may be obtained by calling the SEC at 202.551.8090; they also are available on the SEC’s website at www.sec.gov, and may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC’s Public Reference Room, 100 F Street N.E., Washington, D.C. 20549-1520.

Proxy Voting Policies and Procedures

The Funds have delegated to the Investment Manager the responsibility to vote proxies relating to portfolio securities held by the Funds. In deciding to delegate this responsibility to the Investment Manager, the Board reviewed and approved the policies and procedures adopted by the Investment Manager. These included the procedures that the Investment Manager follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Investment Manager, its affiliates, its other clients or other persons.

The Investment Manager’s policy is that all proxies for Fund securities must be voted in a manner considered by the Investment Manager to be in the best interest of the Funds and their shareholders without regard to any benefit to the Investment Manager, its affiliates, its other clients or other persons. The Investment Manager examines each proposal and votes against the proposal, if, in its judgment, approval or adoption of the proposal would be expected to have an adverse impact on the current or potential market value of the issuer’s securities. The Investment Manager also examines each proposal and votes the proxies against the proposal, if, in its judgment, the proposal would be expected to affect adversely the best interest of the Funds. The Investment Manager determines the best interest of the Funds in light of the potential economic return on the Funds’ investment. The Investment Manager submits an annual report to the Board addressing various proxy voting matters, including, among other matters, votes cast contrary to the Investment Manager’s general voting guidelines, votes involving potential conflicts of interest and significant issues considered by the Investment Manager’s Proxy Voting Committee (Proxy Committee). In certain circumstances, the Investment Manager’s policies permit the Investment Manager to abstain on votes or refrain from voting with respect to shares of foreign stocks.

The Investment Manager seeks to address potential material conflicts of interest by having predetermined voting guidelines and by having each individual stock analyst review and vote each proxy for the stocks that he or she follows. For those proposals that require special consideration or in instances where special circumstances may require varying from the predetermined guideline, the Proxy Committee determines the vote in the best interest of the Funds, without consideration of any benefit to the Investment Manager, its affiliates, its other clients or other persons. The Proxy Committee is composed of representatives of the Investment Manager’s equity investments, equity research, compliance and administration functions. In addition to the responsibilities described above, the Proxy Committee has the responsibility to review, on an annual basis, the Investment Manager’s proxy voting policies to ensure consistency with internal and regulatory agency policies, and to develop additional predetermined voting guidelines to assist in the review of proxy proposals.

The Proxy Committee may vary from a predetermined guideline if it determines that voting on the proposal according to the predetermined guideline would be expected to have an adverse impact on the current or potential market value of the issuer’s securities or to affect adversely the best interest of the client. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In determining the vote on any proposal, the Proxy Committee does not consider any benefit other than benefits to the owner of the securities to be voted. A member of the Proxy Committee is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations to the Proxy Committee or its members are required to disclose to the Committee any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.

The Investment Manager has retained Institutional Shareholder Services (ISS), a third party vendor, to implement its proxy voting process. ISS provides proxy analysis, record keeping services, vote disclosure services and independent proxy voting services.

Information about how the Funds voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) by calling Columbia Funds at 800.426.3750 or (ii) through the SEC’s website at www.sec.gov. For a copy of the Investment Manager’s policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Fund, see Appendix B to this SAI.

FUND GOVERNANCE

The Board

The following table provides basic information about the Trustees, including their names, the date each was first elected or appointed to office, the principal business occupations of each during at least the last five years and other directorships held. Each Trustee serves a term of unlimited duration and also serves as a trustee of Columbia Acorn Trust, another open-end investment company, the series of which also are managed by the Investment Manager. The mailing address of each Trustee is: c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606.

Independent Trustee Biographical Information

Name, Position Held with the Trust and Age at March 31, 2014	Year First Appointed or Elected to a Board in the Columbia Funds Complex*	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Laura M. Born, 49, Trustee and Chair	2007	Adjunct Associate Professor of Finance, University of Chicago Booth School of Business; Managing Director — Investment Banking, JPMorgan Chase & Co. (broker-dealer) 2002-2007.	12	Columbia Acorn Trust; Carlson Wagonlit Travel, B.V.

Michelle L. Collins, 54, Trustee	2008	President, Cambium LLC (financial and business advisory firm) since 2007; Advisory Board Member, Svoboda Capital Partners LLC (private equity firm) since 2007.	12	Columbia Acorn Trust; Integrys Energy Group, Inc. (public utility); Molex, Inc. (electronics components manufacturer) 2003-2013; Bucyrus International, Inc. (manufacturer of mining equipment) 2009-2011.

Maureen M. Culhane, 65, Trustee	2007	Retired. Formerly, Vice President, Goldman Sachs Asset Management, L.P. (investment adviser), 2005-2007, and Vice President (Consultant) — Strategic Relationship Management, Goldman, Sachs & Co., 1999-2005.	12	Columbia Acorn Trust

Name, Position Held with the Trust and Age at March 31, 2014	Year First Appointed or Elected to a Board in the Columbia Funds Complex*	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Margaret M. Eisen, 60, Trustee	2002	Chief Investment Officer, EAM International LLC (corporate finance and asset management), 2003-2013; Managing Director, CFA Institute, 2005-2008.	12	Columbia Acorn Trust; Burnham Investors Trust.

John C. Heaton, 54, Trustee	2010	Deputy Dean for Faculty, University of Chicago Booth School of Business; Joseph L. Gidwitz Professor of Finance, University of Chicago Booth School of Business since July 2000.	12	Columbia Acorn Trust

Steven N. Kaplan, 54, Trustee and Vice Chair	1999	Neubauer Family Distinguished Service Professor of Entrepreneurship and Finance, University of Chicago Booth School of Business; faculty member of the University of Chicago Booth School of Business since 1988.	12	Columbia Acorn Trust; Accretive Health, Inc. (healthcare management services provider); Morningstar, Inc. (provider of independent investment research).

David J. Rudis, 61, Trustee	2010	Retired. National Checking and Debit Executive, and Illinois President, Bank of America, 2007-2009; President, Consumer Banking Group, LaSalle National Bank, 2004-2007.	12	Columbia Acorn Trust

David B. Small, 57, Trustee	2010	Managing Director, Grosvenor Capital Management, L.P. (investment adviser) since March 1994; Adjunct Associate Professor of Finance, University of Chicago Booth School of Business.	12	Columbia Acorn Trust

Interested Trustee and Trustee Emeritus Biographical Information

Name, Position Held with the Trust and Age at March 31, 2014	Year First Appointed or Elected to a Board in the Columbia Funds Complex*	Principal Occupation(s) During the Past Five Years	Number of Funds in the Columbia Funds Complex Overseen	Other Directorships Held by Trustee During the Past Five Years
Charles P. McQuaid, 60, Trustee(1)	1992	Portfolio manager and/or analyst, CWAM or its predecessors since 1978; Vice President of Columbia Acorn Trust and Wanger Advisors Trust since April 2014; Formerly, President and Chief Investment Officer, CWAM or its predecessors, October 2003-March 2014; President of Columbia Acorn Trust and Wanger Advisors Trust, October 2003-March 2014.	12	Columbia Acorn Trust

Ralph Wanger, 79, Trustee Emeritus(2)	1970	Founder, CWAM. Formerly, President, Chief Investment Officer and portfolio manager, CWAM or its predecessors, July 1992-September 2003; Director, Wanger Investment Company PLC; Consultant, CWAM or its predecessors, September 2003-September 2005.	12	Columbia Acorn Trust

*	Dates prior to April 1992 correspond to the date first elected or appointed as a director or officer of The Acorn Fund Inc., the predecessor trust to Columbia Acorn Trust.
(1)	Mr. McQuaid is an “interested person” of the Trust and of the Investment Manager, as defined in the 1940 Act, because he is an officer of the Trust and an employee of the Investment Manager.
(2)	As permitted under the Trust’s Bylaws, Mr. Wanger serves as a non-voting Trustee Emeritus of the Trust.

The Board and its Committees

Responsibilities

The Board has overall management responsibility for the Funds. The Trustees are responsible for supervising and overseeing the management and operation of the Trust. Each Trustee serves a term of unlimited duration, provided that at all times a majority of Trustees has been elected by shareholders. The Trustees appoint their own successors, provided that at least two-thirds of the Trustees, after such appointment, have been elected by shareholders. Shareholders may remove a Trustee, with or without cause, upon the vote of two-thirds of the Trust’s outstanding shares at any meeting called for that purpose. A Trustee may be removed with or without cause upon the vote of a majority of the Trustees.

Leadership Structure

The Board is currently composed of nine Trustees, eight of whom are Independent Trustees and one of whom is an Interested Trustee. In addition to the nine Trustees, Ralph Wanger serves as a non-voting Trustee Emeritus of the Trust. The Chair of the Board, Laura M. Born, is an Independent Trustee.

Charles P. McQuaid is considered an Interested Trustee because he is an officer of the Funds and an employee of the Investment Manager.

The Board met four times during 2013.

Each Trustee was nominated to serve on the Board because of his or her experience, skills and qualifications. See Trustee Experience below. The Board believes that its leadership structure is consistent with industry practices and is appropriate in light of the size of the Trust and the nature and complexity of its business. In particular:

•

Board Composition. The Trustees believe that maintaining a Board composed of a super-majority of at least 75% Independent Trustees is appropriate and in the best interest of Fund shareholders. The Trustees also believe that having Mr. McQuaid serve as an Interested Trustee and Mr. Wanger serve as a non-voting Trustee Emeritus brings management and financial insight that is important to certain of the Board’s decisions and also in the best interest of shareholders.

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Independent Trustee Meetings and Executive Sessions. The Trustees believe that meetings of the Independent Trustees and meetings in executive session help mitigate conflicts of interest and allow the Independent Trustees to deliberate candidly, constructively and separately from management, in a manner that affords honest disagreement and critical questioning.

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Executive Committee. The Trustees believe that having an Executive Committee allows for expeditious action when the delay necessary to convene a full Board meeting could cause the Funds to miss business opportunities, fail to fulfill regulatory obligations or for other reasons. Actions taken by the Executive Committee generally are ratified by the full Board at its next meeting, ensuring that the Executive Committee acts in the best interests of Fund shareholders and in the absence of conflicts of interest.

The Board has established seven standing committees: the Audit Committee; the Compliance Committee; the Contract Committee; the Executive Committee; the Governance Committee; the Investment Performance Analysis Committee; and the Valuation Committee. The Board has also established an Ad Hoc Committee on IT/Data Security. During 2013, the Board had a Securities Lending Committee, which met twice. The Board determined to dissolve the Securities Lending Committee and to transfer its oversight responsibilities to the Investment Performance Analysis Committee. The Trustees believe that the number of standing committees, as well as the composition and scope of activities of each committee, is appropriate. The functions, responsibilities and composition of each committee are set forth below.

Committee	Members	Function	Number of Meetings in 2013
Audit	Michelle L. Collins (chair and Audit Committee financial expert) John C. Heaton David R. Rudis	Makes recommendations to the Board regarding the selection of independent auditors for the Trust; confers with the independent auditors regarding the scope and results of each audit; oversees the quality, objectivity and integrity of disclosure controls and processes and procedures employed by the Funds’ service providers in preparing the Funds’ financial statements; and carries out the provisions of its charter.	4

Committee	Members	Function	Number of Meetings in 2013
Compliance	Margaret M. Eisen (chair) Michelle L. Collins Steven N. Kaplan David J. Rudis	Provides oversight of the monitoring processes and controls regarding the Trust with respect to legal, regulatory and internal rules, policies, procedures and standards (other than those relating to audit matters); oversees compliance and risk management by the Funds’ service providers, including with respect to the Transfer Agent’s sub-transfer agent compliance program; and carries out the provisions of its charter.	5

Contract	David J. Rudis (chair) Laura M. Born Maureen M. Culhane Margaret M. Eisen David B. Small	Makes recommendations to the Board regarding the continuation or amendment of the investment advisory agreements between the Trust and the Investment Manager and other agreements with third party service providers; and carries out the provisions of its charter.	6

Executive	Laura M. Born (chair) Steven N. Kaplan Charles P. McQuaid	Exercises powers of the Board during intervals between meetings of the Board, with certain exceptions.	0

Governance	Steven N. Kaplan (chair) Laura M. Born Michelle L. Collins	Makes recommendations to the Board regarding committees of the Board and committee assignments, the composition of the Board, the compensation of the Independent Trustees and candidates for election as Independent Trustees; oversees the process for evaluating the functioning of the Board, including addressing potential conflicts of interest; monitors the performance of the CCO and makes recommendations to the Board regarding the selection and compensation of the CCO; monitors the performance of counsel to the Funds and the Independent Trustees and makes recommendations to the Independent Trustees regarding the selection of their counsel; and carries out the provisions of its charter.	6

Committee	Members	Function	Number of Meetings in 2013
Investment Performance Analysis	Maureen M. Culhane (chair) John C. Heaton Steven N. Kaplan David B. Small	Monitors and reviews the investment performance of each Fund; develops an appropriate framework for measuring, comparing and assessing Fund performance; provides interpretation of performance information in connection with Fund advisory contracts; makes proposals to the Investment Manager regarding Fund investment objectives, policies and limitations; acts as a liaison between the Investment Manager and the Board in overseeing and discussing investment-related issues; oversees the Funds’ securities lending program, including by reviewing the performance of the program, the Investment Manager’s oversight of the program and GSAL’s compliance with established securities lending policies, and by approving vehicles for the investment of securities lending cash collateral; and carries out the provisions of its charter.	5

IT/Data Security	Laura M. Born (chair) Michelle L. Collins Margaret M. Eisen David J. Rudis	Oversees information technology and data security matters affecting the Funds.	None – established during 2014

Valuation	Charles P. McQuaid (chair) Margaret M. Eisen John C. Heaton Laura M. Born (alternate) Michelle L. Collins (alternate) Maureen M. Culhane (alternate) Steven N. Kaplan (alternate) David J. Rudis (alternate) David B. Small (alternate) Bruce H. Lauer (alternate, representative of the Investment Manager)	Determines in good faith the fair valuation of portfolio securities held by any Fund in instances as required by the Trust’s Portfolio Pricing Policy adopted by the Board, and carries out the provisions of its charter.	31

The Governance Committee’s policy with respect to considering Trustee candidates recommended by shareholders and the procedures to be followed by shareholders in submitting such recommendations are set forth in the charter. The Governance Committee has stated that the principal criterion for the selection of candidates is their ability to contribute to the overall functioning of the Board and to carry out the responsibilities of the Trustees.

The Governance Committee believes that the Board should be comprised of Trustees who represent a broad cross section of backgrounds, skills and experience, and that each Trustee should generally exhibit stature and experience commensurate with the responsibility of representing the Funds. The Governance Committee periodically reviews the membership of the Board to determine whether it may be appropriate to add individuals with backgrounds or skill sets different from those of the current Trustees. The Governance Committee follows the process it deems appropriate under the circumstances. Generally, the Committee identifies Trustee candidates from references provided by the Independent Trustees and others, including nominees recommended by shareholders, and evaluates them through a process of questionnaires and multiple interviews. Through this process, the Governance Committee seeks to identify candidates who meet the particular needs of the Board at the time based on the existing make up of the Board. In addition, counsel to the Independent Trustees analyzes each Independent Trustee candidate to ensure that the candidate meets the independence requirements of the 1940 Act. The Trustees believe that the Board’s process for nominating Trustees effectively produces the best candidates with a diversity of qualities, experience, backgrounds and complementary skills, and that the composition of the Board allows the Board, as a body, to oversee the Funds in a manner that is consistent with the best interests of Fund shareholders.

Although the Investment Manager, the Trustees, or shareholders may submit suggestions for Independent Trustee candidates to the Governance Committee, neither the Governance Committee nor the Independent Trustees as a group shall consider those candidates on a preferential basis as opposed to other possible candidates. Any shareholder may submit the name of a candidate for consideration by the Governance Committee by submitting the recommendation to the Trust’s Secretary. The Secretary will forward any such recommendation to the Chairman of the Governance Committee promptly upon receipt.

Risk Oversight

The Compliance Committee, working with the Funds’ CCO and the Investment Manager, has developed a detailed risk reporting methodology that includes a dashboard report relating to, among other matters, investment risk, credit risk, liquidity risk, counterparty risk, compliance risk and operational risk. Currently, the Investment Manager compiles and monitors relevant risk data on an ongoing basis and the Board and the Compliance Committee receive and review the risk reporting data on a quarterly basis or more frequently if circumstances warrant. The Board will continue to assess the most effective means of implementing this risk oversight process so that it provides the data that is most relevant to the Board in the exercise of its risk oversight role.

The Audit Committee also plays an important role in the Board’s risk oversight. Working with the Funds’ independent registered accountants, the Audit Committee ensures that the Funds’ annual audit scope includes risk-based considerations, such that the auditors consider the risks potentially impacting the audit findings as well as risks to the Funds’ financial position and operations. In addition, the Investment Performance Analysis Committee provides the Board with information relevant to assessing risk oversight by monitoring and reviewing the Funds’ performance metrics, including measurements of risk-adjusted returns, and by regularly conferring with the Investment Manager on performance-related issues. The Investment Performance Analysis Committee also receives regular reports from GSAL regarding the risks associated with the Funds’ securities lending program, including counterparty risk and liquidity.

The Funds’ CCO reports to the Compliance Committee and to the Board at least quarterly regarding compliance, operational, investment and legal risk concerns. In addition to his quarterly reports, the CCO provides an annual report to the Board in accordance with the Funds’ compliance policies and procedures. The CCO regularly discusses relevant compliance and legal risk issues affecting the Funds during meetings with the Independent Trustees and consults with counsel. The CCO updates the Board on the application of the Funds’ compliance policies and procedures and discusses how they mitigate risk. The CCO also reports to the Board immediately regarding any problems associated with the Funds’ compliance policies and procedures that could expose (or that might have the potential to expose) the Funds to material risk.

Trustee Experience

The following is a description of the material attributes, skills and experiences that relate to the suitability of each Trustee to serve on the Board. In addition to these factors, a Trustee is required to possess certain other qualities such as integrity, intelligence, the ability to critically discuss and analyze issues presented to the Board and an understanding of a Trustee’s fiduciary obligations with respect to a registered investment company. The Board and Governance Committee believe that each of the Trustees possesses these characteristics in addition to other attributes discussed below.

Laura M. Born. Ms. Born has experience with financial, accounting, regulatory and investment matters, as well as an understanding of the securities markets and industry, through her educational background, position for many years as an investment banker at a major investment banking firm and through her position with the University of Chicago, Booth School of Business where she serves as an adjunct associate professor of finance. Ms. Born has experience analyzing and evaluating financial statements of issuers as a result of her investment banking experience. Ms. Born has experience with board functions through her position as a director of a public company. She also is familiar with the functions of the Board and its oversight responsibilities with respect to the Investment Manager and other Fund service providers as a result of her service as an Independent Trustee for the past seven years.

Michelle L. Collins. Ms. Collins has investment, business, regulatory and finance experience, having worked as a general partner and managing director of a private equity firm and as principal in an investment banking firm, advising mid-sized growth companies on capital formation and business combinations. She has experience preparing, analyzing and evaluating financial statements, including financial statements of investment advisers and private equity funds. Ms. Collins has served as an audit committee member in many instances and as the audit committee chair of two operating companies. Therefore, the Board believes that Ms. Collins is qualified to serve on the Audit Committee and as Chair of the Audit Committee. Ms. Collins has experience serving as a board member, including as a current director of public and private operating companies and several non-profit boards. Ms. Collins has served as an Independent Trustee for the past six years and therefore understands the functions of the Board and its oversight responsibilities with respect to the Investment Manager and other Fund service providers.

Maureen M. Culhane. Ms. Culhane has financial, regulatory and investment experience through her position as an executive with a large asset management firm, as a vice president of finance and treasurer of a Fortune 100 company and as a principal of a pension and investment management consulting firm whose clients included, among others, Fortune 100 companies and state pension plans. Ms. Culhane has experience serving as a board member of a public operating company. She also is experienced in Board operations as well as oversight of the Investment Manager and other Fund service providers as a result of her service as an Independent Trustee for the past seven years.

Margaret M. Eisen. Ms. Eisen has experience with financial, regulatory and investment matters as a result of her position as a managing director with responsibility for multibillion dollar portfolios of equities, both public and private, at two of the largest corporate pension funds in the United States. She also acquired such experience through her position as a managing director of the CFA Institute, which sets standards for measuring competence and integrity in the fields of portfolio management and investment analysis. Ms. Eisen has experience with board functions through her position as a director of a public operating company and her position as the lead trustee of another registered investment company. Ms. Eisen also is familiar with the operations of the Board and oversight of the Investment Manager and other Fund service providers through her service as an Independent Trustee for the past 12 years.

John C. Heaton. Mr. Heaton is experienced with investment matters as a result of his educational background and academic experience as a professor of finance at the University of Chicago, Booth School of Business. Mr. Heaton has particular experience analyzing investment performance as a result of his financial consulting positions with the investment committees of certain private funds. His consulting experience has focused on matters involving trading litigation, securities pricing, pension fund allocation and fund management. Mr. Heaton also has numerous academic publications in the fields of economics and finance. Mr. Heaton also is familiar with the operations of the Board and oversight of the Investment Manager and other Fund service providers through his service as an Independent Trustee for the past four years.

Steven N. Kaplan. Mr. Kaplan has experience with investment, accounting and finance matters through his educational background and academic position as a professor of finance at the University of Chicago, Booth School of Business where he teaches finance and business economics classes to masters and doctoral candidates. Mr. Kaplan has experience with board functions, as well as experience in the investment management industry, through his position as a director of a public operating company that provides independent investment research regarding mutual funds and investment advisers. Mr. Kaplan also is familiar with the operations of the Board and oversight of the Investment Manager and other Fund service providers through his service as an Independent Trustee for the past 15 years.

David J. Rudis. Mr. Rudis has financial, banking, investment, and management experience through more than 30 years of working in the financial services industry. He has held various senior executive positions at regional and national banks, most recently serving as an executive of a Fortune 100 financial institution. Mr. Rudis has familiarity with complex financial, regulatory and banking issues. He also has extensive experience with operations management and business development. Mr. Rudis also is familiar with the operations of the Board and oversight of the Investment Manager and other Fund service providers through his service as a Trustee for the past four years.

David B. Small. Mr. Small has experience with investments, investment performance analysis, compliance and risk management issues faced by investment advisers and mutual funds, as well as the general operations of these firms, as a result of his position as a portfolio manager and principal of a large registered investment adviser. In his position, Mr. Small has shared management responsibility for portfolio and risk management as well as for evaluation, selection, and monitoring of investment strategies and managers. Prior to his current position, Mr. Small was founder, chief executive officer and chief financial engineer of a software firm specializing in the development of portfolio risk management and trading support software. Mr. Small also is familiar with the operations of the Board and oversight of the Investment Manager and other Fund service providers through his service as an Independent Trustee for the past four years.

Charles P. McQuaid. Mr. McQuaid has investment, business, finance and regulatory experience through his former positions as president, chief investment officer and director of research of the Investment Manager, as well as through his more than 30 years of experience as a portfolio manager and/or analyst of the Investment Manager. Mr. McQuaid has served as an Interested Trustee for over 20 years and therefore has significant experience with Board operations and understands the business of the Investment Manager.

Ralph Wanger. Mr. Wanger has investment, business, finance and regulatory experience through his position as founder of the Investment Manager as well as his position as former chief investment officer and portfolio manager of the firm. Mr. Wanger understands Board operations through his service on the Board for over 40 years. Mr. Wanger serves as a non-voting Trustee Emeritus of the Trust.

Compensation

Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, as shown in the table below.

Independent Trustee Compensation for the Fiscal Year Ended December 31, 2013

Name of Trustee	Wanger USA	Wanger International	Wanger Select	Wanger International Select	Aggregate Compensation from the Trust	Total Compensation from Columbia Funds Complex Paid to Independent Trustees
Laura M. Born(1)	$5,112	$4,478	$1,502	$152	$11,244	$197,600
Michelle L. Collins(2)	$3,767	$3,290	$1,101	$111	$8,269	$146,000
Maureen M. Culhane	$3,715	$3,259	$1,093	$111	$8,179	$143,600

Name of Trustee	Wanger USA	Wanger International	Wanger Select	Wanger International Select	Aggregate Compensation from the Trust	Total Compensation from Columbia Funds Complex Paid to Independent Trustees
Margaret M. Eisen	$4,097	$3,584	$1,199	$121	$9,001	$158,800
John C. Heaton(3)	$3,929	$3,438	$1,153	$117	$8,637	$152,000
Steven N. Kaplan(4)	$3,861	$3,373	$1,130	$114	$8,478	$149,600
David J. Rudis(5)	$4,162	$3,638	$1,217	$123	$9,141	$161,200
David B. Small(6)	$3,225	$2,828	$948	$96	$7,098	$124,800

(1)

During the fiscal year ended December 31, 2013, Ms. Born deferred $4,498 of her compensation from the Trust and $79,040 of her total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2013, the value of Ms. Born’s account under the plan was $87,720.

(2)

During the fiscal year ended December 31, 2013, Ms. Collins deferred $4,135 of her compensation from the Trust and $73,000 of her total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2013, the value of Ms. Collins’s account under the plan was $155,277.

(3)

During the fiscal year ended December 31, 2013, Mr. Heaton deferred $2,592 of his compensation from the Trust and $45,600 of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2013, the value of Mr. Heaton’s account under the plan was $227,383.

(4)

During the fiscal year ended December 31, 2013, Mr. Kaplan deferred $4,239 of his compensation from the Trust and $74,800 of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2013, the value of Mr. Kaplan’s account under the plan was $1,486,125.

(5)

During the fiscal year ended December 31, 2013, Mr. Rudis deferred all of his compensation from the Trust and all of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2013, the value of Mr. Rudis’s account under the plan was $571,307.

(6)

During the fiscal year ended December 31, 2013, Mr. Small deferred all of his compensation from the Trust and all of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2013, the value of Mr. Small’s account under the plan was $477,050.

Interested Trustee and Trustee Emeritus Compensation for the Fiscal Year Ended December 31, 2013

Name of Trustee	Wanger USA	Wanger International	Wanger Select	Wanger International Select	Aggregate Compensation from the Trust	Total Compensation from Columbia Funds Complex Paid to Trustees
Charles P. McQuaid	—	—	—	—	—	—
Ralph Wanger*	$1,976	$1,734	$582	$59	$4,351	$76,400

*

During the fiscal year ended December 31, 2013, Mr. Wanger deferred all of his compensation from the Trust and all of his total compensation from the Columbia Funds Complex through the deferred compensation plan. At December 31, 2013, the value of Mr. Wanger’s account under the plan was $1,036,479.

The officers and Trustees affiliated with the Investment Manager serve without any compensation from the Trust. The Trust and Columbia Acorn Trust have adopted a deferred compensation plan for the Independent Trustees and Mr. Wanger. Under the plan, any Trustee who is not an “interested person” of the Trust or the Investment Manager (participating Trustees) and Mr. Wanger may defer receipt of all or a portion of their compensation as Trustees in order to defer payment of income taxes or for other reasons. The deferred compensation payable to a participating Trustee is credited to a book reserve account as of the business day such compensation would have been paid to such Trustee. The value of a participant’s deferral account at any time is equal to the value that the account would have had if the contributions to the account had been invested in Class Z shares of one or more of the Columbia Acorn Funds, or in shares of Columbia Money Market Fund — or, prior to May 1, 2010, other affiliated money market funds — as designated by the participant. Upon retirement, the Trustee may receive payments under the plan in a lump sum or in equal annual installments over a period of five years depending on his or her election in accordance with the terms of the plan. If a participating Trustee dies, any amount payable under the plan will be paid to that Trustee’s designated beneficiaries. Each Fund’s obligation to make payments under the plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the plan.

The Agreement and Declaration of Trust (the Declaration of Trust) provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

Beneficial Equity Ownership

The table below shows, for each Trustee, the amount of equity securities of the Funds beneficially owned by the Trustee and the aggregate value of all investments in equity securities of the Columbia Funds Family, including notional amounts through the deferred compensation plan, stated as one of the following ranges: A = $0; B = $1—$10,000; C = $10,001—$50,000; D = $50,001—$100,000; and E = over $100,000.

Certain of the Trustees beneficially own more than 1% of the outstanding shares of certain Funds. For details, see Control Persons and Principal Shareholders – Management Ownership of the Funds.

Independent Trustee Ownership for the Calendar Year Ended December 31, 2013

Trustee	Dollar Range of Equity Securities in the Funds*	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Laura M. Born	A	E
Michelle L. Collins	A	E
Maureen M. Culhane	A	E
Margaret M. Eisen	A	E
John C. Heaton	A	E
Steven N. Kaplan	A	E
David J. Rudis	A	E
David B. Small	A	E

*

None of the Independent Trustees or officers of the Funds own any Fund shares; shares of the Funds are issued only in connection with investments in and payments under Contracts and Qualified Plans. The Independent Trustees own shares of the Columbia Acorn Funds.

Interested Trustee and Trustee Emeritus Ownership for the Calendar Year Ended December 31, 2013

Trustee	Dollar Range of Equity Securities in the Funds**	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Family
Charles P. McQuaid	E	E
Ralph Wanger	E	E

**

As of December 31, 2013, Messrs. McQuaid and Wanger owned Contracts which held shares of the Funds (which shares are also reported under the names of the issuing Participating Insurance Company); as of that date, the aggregate dollar range of equity securities in the Funds attributable to the Contracts of each of Messrs. McQuaid and Wanger was over $100,000.

The Officers

The following table provides basic information about the officers of the Trust, other than Mr. McQuaid, including their principal occupations during the past five years, although their specific titles may have varied over the period. The mailing address of each officer is: c/o Columbia Wanger Asset Management, LLC, 227 West Monroe Street, Suite 3000, Chicago, Illinois 60606, except for Messrs. Clarke and DiMaria, whose address is Columbia Management Investment Advisers, LLC, 225 Franklin Street, Boston, MA 02110 and Messrs. Plummer and Petersen whose address is Ameriprise Financial, Inc., 5060 Ameriprise Financial Center, Minneapolis, MN 55474.

Officer Biographical Information

Name and Age at March 31, 2014	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years
Robert A. Chalupnik, 48	Vice President	2011	Portfolio manager and/or analyst, CWAM or its predecessors since 2000; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since May 2011.

Michael G. Clarke, 44	Assistant Treasurer	2004	Vice President — Mutual Fund Administration, Columbia Management since May 2010; Managing Director of Fund Administration, Columbia Management Advisors, LLC, from September 2004 to April 2010; Senior officer, Columbia Funds and affiliated funds since 2002.

Joseph F. DiMaria, 45	Assistant Treasurer	2010	Vice President — Mutual Fund Administration, Columbia Management since May 2010; Director of Fund Administration, Columbia Management Advisors, LLC from January 2006 to April 2010.

William J. Doyle, 49	Vice President	2014	Portfolio manager and/or analyst, CWAM or its predecessors since 2006; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since March 2014.

P. Zachary Egan, 45	President	2014	President and International Chief Investment Officer, CWAM since April 2014; Formerly, Director of International Research, CWAM December 2004-March 2014; Formerly, Vice President, Columbia Acorn Trust, 2003-2014 and Wanger Advisors Trust, 2007-2014; portfolio manager and/or analyst, CWAM or its predecessors since 1999.

David L. Frank, 50	Vice President	2014	Portfolio manager and/or analyst, CWAM or its predecessors since 2002; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since March 2014.

Fritz Kaegi, 42	Vice President	2011	Portfolio manager and/or analyst, CWAM or its predecessors since 2004; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since September 2011.

Name and Age at March 31, 2014	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years
John Kunka, 43	Assistant Treasurer	2006	Director of Accounting and Operations, CWAM since May 2006; Assistant Treasurer, Columbia Acorn Trust and Wanger Advisers Trust since 2006.

Stephen Kusmierczak, 46	Vice President	2011	Portfolio manager and/or analyst, CWAM or its predecessors since 2001; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since September 2011.

Joseph C. LaPalm, 44	Vice President	2006	Chief Compliance Officer, CWAM since 2005.

Bruce H. Lauer, 56	Vice President, Secretary and Treasurer	1995	Chief Operating Officer, CWAM or its predecessors since April 2000; Vice President, Treasurer (Chief Financial and Accounting Officer) and Secretary, Columbia Acorn Trust and Wanger Advisors Trust since 1995; formerly, Director, Wanger Investment Company PLC; formerly, Director, Banc of America Capital Management (Ireland) Ltd.; and formerly, Director, Bank of America Global Liquidity Funds, PLC.

Louis J. Mendes III, 49	Vice President	2005	Portfolio manager and/or analyst, CWAM or its predecessors since 2001; Vice President, Columbia Acorn Trust since 2003 and Wanger Advisors Trust since 2005.

Robert A. Mohn, 52	Vice President	1997	Domestic Chief Investment Officer, CWAM since April 2014; Formerly, Director of Domestic Research, CWAM or its predecessors March 2004-March 2014; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since 1997; portfolio manager and/or analyst, CWAM or its predecessors since 1992.

Christopher J. Olson, 49	Vice President	2001	Portfolio manager and/or analyst, CWAM or its predecessors since January 2001; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since 2001.

Name and Age at March 31, 2014	Position with the Trust	Year First Appointed or Elected to Office	Principal Occupation(s) During the Past Five Years
Christopher O. Petersen, 44	Assistant Secretary	2010	Vice President and Chief Counsel, Ameriprise Financial since January 2010 (formerly Vice President and Group Counsel or Counsel from April 2004-January 2010); officer, Columbia Funds and affiliated funds since 2007.

Scott R. Plummer, 54	Assistant Secretary	2010

Senior Vice President and Assistant General Counsel — Global Asset Management, Ameriprise Financial since February 2014 (previously, Senior Vice President and Lead Chief Counsel — Asset Management, January 2012-February 2014; Vice President and Lead Chief Counsel — Asset Management, 2010-2012; and Vice President and Chief Counsel — Asset Management, 2005-2010); Senior Vice President, Chief Legal Officer and Assistant Secretary, Columbia Management Investment Advisers, LLC since June 2005; Vice President, Chief Counsel and Assistant Secretary, Columbia Management Investment Distributors, Inc. since 2008; Vice President, General Counsel and Secretary, Ameriprise Certificate Company since 2005; Chief Counsel, RiverSource Distributors, Inc. since 2006; Senior officer of Columbia Funds and affiliated funds since 2006.

Robert P. Scales, 61	Chief Compliance Officer, Chief Legal Officer, Senior Vice President and General Counsel	2004	Chief Compliance Officer, Chief Legal Officer, Senior Vice President and General Counsel, Columbia Acorn Trust and Wanger Advisors Trust since 2004.

Andreas Waldburg-Wolfegg, 48	Vice President	2011	Portfolio manager and/or analyst, CWAM or its predecessors since 2002; Vice President, Columbia Acorn Trust and Wanger Advisors Trust since September 2011.

Linda Roth-Wiszowaty, 44	Assistant Secretary	2006	Business support analyst, CWAM since April 2007; prior thereto, executive administrator, CWAM or its predecessors, and executive assistant to the Chief Operating Officer, CWAM or its predecessors.

BROKERAGE ALLOCATION AND OTHER PRACTICES

The Investment Manager places the orders for the purchase and sale of portfolio securities and options and futures contracts for the Funds, subject to the oversight of the Board. In doing so, it seeks to place buy and sell orders in a manner that is fair and reasonable to each Fund. The Investment Manager’s overriding objective in selecting broker-dealers to effect portfolio transactions is to seek the best combination of net price and execution, reasonably attainable, provided that the Investment Manager may occasionally pay higher commissions to obtain research products and services as described below. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, is a significant factor in this decision; however, a number of other judgmental factors may also enter into the analysis. These factors include the Investment Manager’s knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being purchased or sold; the size and type of the transaction; the desired timing of the transaction; the actual and expected activity in the market for the particular security; confidentiality concerns; the execution, clearance and settlement capabilities of the broker-dealer selected and others considered; the Investment Manager’s knowledge of the reliability, reputation and financial stability of the broker-dealer selected and such other broker-dealers; evaluation of competing markets, including exchanges, over-the-counter markets, electronic communications networks (ECNs) or other alternative trading facilities; the broker-dealer’s responsiveness to the Investment Manager; the Investment Manager’s knowledge of actual or apparent operational problems of any broker-dealer; and the value of any research products or services provided by the broker-dealer. With respect to a Fund’s purchases and sales of portfolio securities transacted with a broker-dealer on a net basis, the Investment Manager may also consider the part, if any, played by the broker-dealer in bringing the securities to the Investment Manager’s attention, including investment research related to the securities.

Recognizing the value of these factors, the Investment Manager will use its best judgment in evaluating the terms of a transaction, which may result in a Fund paying a brokerage commission in excess of what another broker-dealer might have charged for effecting the same transaction. The Investment Manager has discretion for all trades of the Funds, and periodically reviews and modifies, as appropriate, its trading guidelines, as well as the general level of brokerage commissions paid by the Funds. Evaluations of the reasonableness of brokerage commissions, based on the factors described in the preceding paragraph, are made by the Investment Manager’s trading personnel while effecting portfolio transactions. Reports on brokerage commissions are provided at least annually to the Board.

The Investment Manager maintains and periodically updates a list of approved broker-dealers that, in the Investment Manager’s judgment, are generally capable of providing best price and execution and are financially stable. The Investment Manager’s traders are directed to use only broker-dealers on the approved list. The Investment Manager may place trades for the Funds through a registered broker-dealer that is an affiliate of the Investment Manager — including, in the case of agency transactions, broker-dealers and financial institutions that are affiliated with Ameriprise Financial — pursuant to procedures adopted by the Board pursuant to Rule 17e-1 under the 1940 Act. Such trades, for which the affiliate would receive a commission, will only be effected consistent with the Investment Manager’s obligation to seek best execution for its clients and in accordance with the Funds’ Rule 17e-1 procedures.

Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Board has approved procedures pursuant to Rule 10f-3 under the 1940 Act for the Funds, and the Investment Management intends to comply with these procedures in connection with any purchase of securities that may be subject to Rule 10f-3.

The Investment Manager’s decisions for a Fund are not always made independently from those for other Funds or accounts advised or managed by the Investment Manager. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and/or another account, the transaction will be allocated in a manner which the Investment Manager believes to be equitable to the Funds and such other account(s). In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. It is the Investment Manager’s practice, when feasible and to the extent permitted by law, to aggregate for execution as a single transaction orders for the purchase or sale of a particular security, with the same terms and conditions, for the accounts of its clients, including the Funds, in order to seek a lower commission or more advantageous net price. All Funds and other clients participating in the aggregated execution receive the same execution price, and transaction costs are shared pro-rata, whenever possible.

Investment Research Products and Services Furnished by Broker-Dealers

The Investment Manager engages in the long-standing practice in the asset management industry of acquiring research and brokerage products and services (together, “research products”) from broker-dealer firms in return for directing trades for the Funds and other clients to those firms. In effect, the Investment Manager is using the commission dollars paid by its clients, including the Funds, to pay for these research products. The asset management industry uses the term “soft dollars” to refer to this industry practice. The Board reviews the Investment Manager’s soft dollar practices at least annually.

The Investment Manager uses soft dollars to acquire two types of research products: (i) proprietary research created by broker-dealer firms executing trades for the Funds and other clients of the Investment Manager; and (ii) research created by third parties that is supplied to the Investment Manager through executing broker-dealer firms (or other broker-dealers who “step in” to a transaction and receive a portion of the brokerage commission for the trade). These research products consist primarily of traditional research reports, recommendations and similar materials produced by the in-house research staffs of broker-dealer firms. It includes evaluations and recommendations of specific companies or industry groups, as well as analyses of general economic and market conditions and trends, market data, contacts and other related information and assistance. Research products also may include the arranging of meetings with management of companies and the provision of access to consultants who supply research information. Some research products may be used for both investment decision-making and non-investment-decision-making purposes (referred to in the asset management industry as “mixed use” products). While it currently does not obtain mixed use products using soft dollars, the Investment Manager has procedures in place to assure that to the extent it acquires mixed use products, Fund commissions are used only to pay for the investment decision-making portion of the mixed use products. In the case of third party research, the third party is paid by the broker-dealer and not by the Investment Manager.

Soft dollar research products are useful to the Investment Manager for a number of reasons, including that, in certain instances, the broker-dealers utilized by the Investment Manager may follow a different universe of securities issuers and other matters than those followed by the Investment Manager’s research analysts. In addition, such research products can provide the Investment Manager with a different perspective on financial markets, even if the research obtained relates to securities followed by the Investment Manager. Research products that are provided to the Investment Manager by broker-dealers are available for the benefit of all clients advised by the Investment Manager, including the Funds. In some cases, a research product may be available only from the broker-dealer providing it. In other cases, a research product may be obtainable from alternative sources. The Investment Manager is of the opinion that soft dollar research products are beneficial in supplementing its research and analysis and may therefore benefit the Funds by improving the quality of the investment advice provided to them.

The Investment Manager has a duty to seek the best combination of net price and execution, and thus faces a potential conflict of interest with it uses soft dollars to obtain research products. This conflict exists because the Investment Manager pays for the research products using brokerage commissions paid by the Funds and does not pay for the products using its own assets. The Investment Manager is able to use the research products in managing its client accounts without paying cash (“hard dollars”) for the product, which reduces the Investment Manager’s cost of managing the accounts to the extent the Investment Manager would have bought such products had they not been provided. The Investment Manager does not reduce the advisory fees paid by the Funds commensurately with its receipt of soft dollar research products.

The practice of using soft dollars to obtain research products and services is explicitly sanctioned by a provision of the 1934 Act that creates a “safe harbor” for soft dollar transactions conducted in a specified manner. Under Section 28(e) of the 1934 Act, the Investment Manager shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused a Fund or other client to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Investment Manager must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member or broker-dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Within the safe harbor of Section 28(e), the Investment Manager may cause a Fund to pay a brokerage commission in a soft dollar trade in excess of that which another broker-dealer might have charged for the same transaction.

Moreover, under Section 28(e), the Investment Manager is not required to use a research product only in managing the accounts that generated the trade. Thus, a Fund that generates the brokerage commission used to acquire a research product will not necessarily benefit directly from that product; in effect, the Fund may be cross-subsidizing the Investment Manager’s management of the other Funds and other clients that do benefit directly from the product. Conversely, the Fund may benefit from research products received by the Investment Manager through the placement of transactions for other Funds or other clients of the Investment Manager. Although it is inherently difficult if not impossible to document, the Investment Manager believes that over time each Fund benefits because the cross-subsidization of the Investment Manager’s receipt of research products improves the overall quality of the Investment Manager’s investment advice.

Some broker-dealers may indicate that the provision of research products is dependent upon the generation of certain specified levels of commission by the Funds. The Investment Manager’s research analysts periodically rate the quality of research products provided by various broker-dealer firms. Based on these evaluations, the Investment Manager develops target levels of commission dollars on a firm-by-firm basis. The Investment Manager attempts to direct trades to each individual approved broker-dealer firm to meet those targets. The targets that the Investment Manager establishes for various broker-dealers for both proprietary and for third party research typically reflect discussions that the Investment Manager has with the broker-dealer providing the research regarding the level of commissions it expects to receive for the research. However, those targets, which are established on a calendar year basis, are not binding commitments, and the Investment Manager does not agree to direct a minimum amount of commissions to any broker-dealer for soft dollar research. In setting those targets, the Investment Manager makes a determination that the value of the research is reasonably commensurate with the cost of acquiring it. The Investment Manager will receive the research whether or not commissions directed to the applicable broker-dealer are less than, equal to or in excess of the target. The Investment Manager generally will carry over target shortages and excesses to the next year’s target. The Investment Manager believes that this practice reduces the conflicts of interest associated with soft dollar transactions since the Investment Manager can meet the non-binding expectations of broker-dealers providing soft dollar research over flexible time periods.

In certain instances, the Investment Manager pays for research products with commissions on trades executed through ECNs. The Investment Manager may direct a portion of the commissions from these trades to an introducing broker through a Commission Sharing Agreement (CSA). Where the Investment Manager has executed a CSA with an introducing broker-dealer, the Investment Manager will place a trade with the ECN, and pay the negotiated commission to the ECN. The ECN will then credit a negotiated portion of the commission to the introducing broker-dealer as requested by the Investment Manager for the purpose of funding a pool to be used to pay for research products or services received by the Investment Manager from other third parties. In addition, the ECN will credit a further portion of the commission negotiated by the ECN and the introducing broker-dealer to the introducing broker-dealer for its services in administrating the CSA. The ECN makes periodic lumpsum payments to the introducing broker-dealer. CSAs are a permitted form of soft dollar transaction under Section 28(e) of the 1934 Act.

Neither the Trust nor any Fund nor the Investment Manager has entered into any agreement with, or made any commitment to, any unaffiliated broker-dealer which would bind the Investment Manager, the Trust or any

Fund to compensate any such broker-dealer, directly or indirectly, for sales of Contracts. The Investment Manager has entered into arrangements with sponsors of programs for the sale of Contracts issued by Participating Insurance Companies that are not affiliates of the Investment Manager. The Investment Manager pays the sponsor from the Investment Manager’s fee for managing the Funds. The fee is based on the amount of the Funds’ assets allocable to the Fund shares held in separate accounts of such unaffiliated Participating Insurance Companies. The Investment Manager does not cause the Trust or any Fund to pay brokerage commissions higher than those obtainable from other broker-dealers in recognition of such sales of Contracts.

In certain cases, the Investment Manager will direct a trade to one broker-dealer with the instruction that it execute the trade and pay over a portion of the commission from the trade to another broker-dealer who provides the Investment Manager with a soft dollar research product or service. The broker-dealer executing the trade “steps out” of a portion of the commission in favor of the other broker-dealer providing the research product. The Investment Manager may engage in step out transactions in order to direct soft dollar commissions to a broker-dealer which provides research but may not be able to provide best execution. Broker-dealers that receive step out commissions typically are broker-dealers providing third party soft dollar research that is not available by paying cash for the research. The Investment Manager does not engage in step out transactions as a manner of compensating broker-dealers that sell shares of investment companies managed by the Investment Manager.

The Trust’s purchases and sales of securities not traded on securities exchanges generally are placed by the Investment Manager with market makers for those securities on a net basis, without any brokerage commissions being paid by the Trust. Net trading does involve, however, transaction costs. Included in the price paid to an underwriter of portfolio securities is the spread between the price paid by the underwriter to the issuer and the price paid by the purchasers. Each Fund’s purchases and sales of portfolio securities in the over-the-counter market usually are transacted with a broker-dealer on a net basis without any brokerage commission being paid by such Fund, but do reflect the spread between the bid and asked prices. The Investment Manager may also transact purchases of some portfolio securities directly with the issuers.

Brokerage Commissions

The following table sets forth the amounts of brokerage commissions paid by the Funds during their three most recently completed fiscal years. In certain instances the Funds may pay brokerage commissions to broker-dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.

Aggregate Brokerage Commissions Paid by the Funds

Fund	Fiscal Year Ended December 31, 2013	Fiscal Year Ended December 31, 2012	Fiscal Year Ended December 31, 2011
Wanger USA	$302,000	$357,000	$460,000
Wanger International	$965,000	$683,000	$975,000
Wanger Select	$141,000	$195,000	$303,000
Wanger International Select	$43,000	$33,000	$35,000

The Funds paid no brokerage commissions to affiliated broker-dealers for the fiscal years ended December 31, 2013, December 31, 2012 and December 31, 2011.

Directed Brokerage

The Funds or the Investment Manager, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds’ brokerage transactions to a broker-dealer because of the research services it provides the Funds or the Investment Manager.

During the fiscal year ended December 31, 2013, the Funds directed brokerage transactions in the dollar amounts shown in the following table, which also shows the commissions paid to broker-dealers in connection with those transactions:

	Directed Transactions	Directed Commissions
Wanger USA	$176,983,000	$150,000
Wanger International	$314,657,000	$430,000
Wanger Select	$80,085,000	$68,000
Wanger International Select	$16,873,000	$20,000

Securities of Regular Broker-Dealers

In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker-dealers that the Investment Manager uses to transact brokerage for the Columbia Funds Family.

As of December 31, 2013, no Fund owned securities of “regular broker or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act.

Additional Selling Agent Payments

Selling agents may receive different commissions, sales charge reallowances and other payments with respect to sales of shares of the Funds.

The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected selling agents, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single selling agent may receive payments under all categories. Such payments may create an incentive for a selling agent or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to selling agents may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length or relationship with the selling agent, the size of the customer/shareholder base of the selling agent, the manner in which customers of the selling agent make investments in the Funds, the nature and scope of marketing support or services provided by the selling servicing agent (as described more fully below) and the costs incurred by the selling agent in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.

These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and selling agents, and do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales.

Marketing Support Payments

The Distributor and its affiliates make payments, from their own resources, to certain selling agents, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating selling agent personnel about the Funds and shareholder financial planning needs, placement on the selling agent’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the selling agent, client servicing and systems infrastructure support. These payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds distributed by the Distributor attributable to that selling agent; gross sales of the Columbia Funds distributed by the Distributor attributable to that selling agent; reimbursement of ticket charges (fees that a selling agent firm charges its representatives for effecting transactions in Fund shares); or a negotiated lump sum payment.

While the financial arrangements may vary for each selling agent, the marketing support payments to each selling agent generally are expected to be between 0.05% and 0.50% on an annual basis for payments based on average net assets of the Funds attributable to the selling agent. The Distributor and other Ameriprise affiliates may make payments in materially larger amounts or on a basis materially different from those described above when dealing with certain selling agents. Such increased payments may enable such selling agents to offset credits that they may provide to their customers.

As of April 2014, the Distributor, the Investment Manager or their affiliates had agreed to make payments relating to the Funds to the following financial intermediaries or their affiliates:

•	ING USA Life Insurance Company
•	Monumental Life Insurance Company
•	Phoenix Home Life Mutual Insurance Company
•	PHL Variable Insurance Company
•	RiverSource Life Insurance Company
•	RiverSource Life Insurance Company of New York
•	SunAmerica Annuity & Life Assurance Company
•	Sun Life Assurance Company of Canada
•	Sun Life Insurance & Annuity Company of New York
•	Symetra Life Insurance Company
•	TIAA-CREF Life Insurance Company
•	Transamerica Financial Life Insurance Company
•	Transamerica Advisors Life Insurance Company
•	Transamerica Advisors Life Insurance Company of New York

The Distributor, the Investment Manager and/or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.

Other Payments

From time to time, the Distributor, from its own resources, may provide additional compensation to certain selling agents that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the Financial Industry Regulatory Authority (FINRA). Such compensation provided by the Distributor may include financial assistance to selling agents that enable the Distributor to participate in and/or present at selling agent-sponsored conferences or seminars, sales or training programs for invited registered representatives and other selling agent employees, selling agent entertainment and other selling agent-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event.

Your selling agent may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your selling agent and review carefully any disclosure your selling agent provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a selling agent and its financial consultants may have a financial incentive for recommending a particular fund or a particular share class over other funds or share classes. See Investment Advisory and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information.

CAPITAL STOCK AND OTHER SECURITIES

Description of the Trust’s Shares

The Funds offer one class of shares. Subject to certain limited exceptions discussed in each Fund’s prospectus, a Fund may no longer be accepting new investments from current shareholders or prospective investors. The Funds, however, may at any time and without notice, offer or stop offering shares to the general public for investment.

The Trust’s Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. Each time a distribution is made, the net asset value per share is reduced by the amount of the distribution.

Restrictions on Holding or Disposing of Shares

There are no restrictions on the right of shareholders to retain or dispose of the Funds’ shares, other than the possible future termination of the Funds. The Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

Liability

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a Fund incurring financial loss on account of another series of the Trust also is believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of the Trust was unable to meet its obligations.

Dividend Rights

The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of a Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid pro rata to all shareholders of the Fund according to the number of shares of the Fund held by shareholders on the record date.

Voting Rights and Shareholder Meetings

As described in About the Trust, the Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Previously, the Trust had voluntarily undertaken to adhere to certain governance measures contemplated by a 2005 SEC settlement order with respect to the former affiliates of the Investment Manager. Over the past several years, the SEC has adopted many rules under the 1940 Act and the Investment Advisers Act of 1940 to strengthen fund governance and compliance oversight of mutual funds and their service providers. Accordingly, although the Trust may continue to follow certain governance practices noted in the 2005 settlement order, it will do so as the Board deems appropriate and not pursuant to any undertakings. The Board will convene meetings of shareholders to elect trustees as required by the 1940 Act or as deemed otherwise appropriate by the Board.

Shareholders of a Fund are entitled to one vote for each share of that Fund held on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act, or other applicable law or when the Board determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund’s Investment Advisory Agreement, but shares of all the Funds vote together, to the extent required by the 1940 Act, in the election or selection of Trustees.

Fund shares do not have cumulative voting rights, which means that the holders of more than 50% of the shares of the Funds voting for the election of Trustees can elect all of the Trustees, and, in such event, the holders of the remaining shares will not be able to elect any Trustees.

The Trustees may fill any vacancies on the Board except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, fewer than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as fewer than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, or otherwise as specified in the Trust’s organizational documents. Except as otherwise disclosed in a Fund’s prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

Liquidation Rights

In the event of the liquidation or dissolution of the Trust or a Fund, all shares have equal rights and shareholders are entitled to receive the assets attributable to the relevant class of shares that are available for distribution and to a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

Preemptive Rights

There are no preemptive rights associated with Fund shares.

Redemptions

Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses under the headings Buying, Selling and Transferring Shares and Distributions and Taxes. The Trust may not suspend shareholders’ right of redemption or postpone payment for more than seven days unless the NYSE is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the NYSE is restricted or during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

Sinking Fund Provisions

The Trust has no sinking fund provisions.

Calls or Assessment

All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by the Trust.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Purchase and Redemption

The Funds are available to the owners of Contracts issued by Participating Insurance Companies and to the participants in certain Qualified Plans. See Buying, Selling and Transferring Shares in the Funds’ prospectuses for details. The following information supplements the information in the Funds’ prospectuses.

The Funds have authorized one or more broker-dealers to accept buy and sell orders on the Funds’ behalf. These broker-dealers are authorized to designate other intermediaries, including Participating Insurance Companies, to accept buy and sell orders on the Funds’ behalf. The Funds will be deemed to have received a buy or sell order when an authorized broker-dealer, or, if applicable, a broker-dealer’s authorized designee, accepts the order. Customer orders will be priced at each Fund’s net asset value (NAV) next computed after they are accepted by an authorized broker-dealer or the broker’s authorized designee.

The Trust also may honor redemption requests with in-kind distributions of readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.

Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the NAV of each Fund at the beginning of the period.

Redemptions in excess of the above amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in-kind of securities. If a redemption is made in-kind, the redeeming shareholder would bear any transaction costs incurred in selling the securities received. The Agreement and Declaration of Trust also authorizes the Trust to redeem shares under certain other circumstances as may be specified by the Board.

The Trust does not have any arrangements with shareholders or other individuals that would permit frequent purchases or redemptions of Fund shares.

In addition, to the methods of buying Fund shares described in the prospectuses, you may, subject to the approval of the Trust, purchase shares of a Fund with securities that are held in the Fund’s portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund, consistent with the Fund’s investment objectives and restrictions) that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. Should the Trust approve your purchase of a Fund’s shares with securities, the Trust would follow its purchase-in-kind procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the NYSE after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate purchase price.

Potential Adverse Effects of Large Investors

Each Fund may from time to time sell to one or more investors a substantial amount of its shares, and may thereafter be required to satisfy redemption requests by such investors. Such sales and redemptions may be very substantial relative to the size of the Fund. While it is not possible to predict the overall effect of such sales and redemptions over time, such transactions may adversely affect the Fund’s performance to the extent that the Fund is required to invest cash received in connection with a sale or to sell portfolio securities to facilitate a redemption at, in either case, a time when the Fund otherwise would not invest or sell. Such transactions also may increase a Fund’s transaction costs, which would detract from Fund performance.

Anti-Money Laundering Compliance

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

Offering Price

Each Fund determines its NAV per share as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time). NAV will not be determined on days when the NYSE is closed unless, in the judgment of the Board, the NAV of a Fund should be determined on any such day, in which case the determination will be made at 4:00 p.m. Eastern Time. Participating Insurance Companies and Qualified Plans may not purchase or redeem shares, on days that the NYSE is closed for trading.

Participating Insurance Companies and Qualified Plans may charge transaction fees for their services in connection with accepting share purchase and redemption orders on behalf of the Funds. For purchase orders placed through a Participating Insurance Company or Qualified Plan, a shareholder will pay the Fund’s NAV next determined after the Participating Insurance Company or Qualified Plan, receives such purchase order, plus any applicable transaction charge imposed by the Participating Insurance Company or Qualified Plan. For redemption orders placed through a Participating Insurance Company or Qualified Plan, a shareholder will receive redemption proceeds, which reflect the NAV next determined after the Participating Insurance Company or Qualified Plan receives the redemption order, less any redemption fees imposed by the Participating Insurance Company or Qualified Plan.

In some instances, a Participating Insurance Company or Qualified Plan will not charge any transaction fees directly to investors in a Fund. However, for certain shareholder servicing services provided by the Participating Insurance Company or Qualified Plan with respect to Fund share accounts held on behalf of its customers, the Participating Insurance Company or Qualified Plan may charge a fee based on net assets that is paid by the Investment Manager out of its resources.

In addition, you may, subject to the approval of the Trust, purchase shares of a Fund with securities that are held in the Funds’ portfolio (or, rarely, with securities that are not currently held in the portfolio but that are eligible for purchase by the Fund, consistent with the Fund’s investment objectives and restrictions) that have a value that is readily ascertainable in accordance with the Trust’s valuation policies. Should the Trust approve your purchase of a Fund’s shares with securities, the Trust would follow its purchase in-kind procedures and would value the securities tendered in payment (determined as of the next close of regular session trading on the NYSE after receipt of the purchase order) pursuant to the Trust’s valuation procedures as then in effect, and you would receive the number of Fund shares having a net asset value on the purchase date equal to the aggregate purchase price.

The value of each Fund’s portfolio securities is determined in accordance with the Trust’s Portfolio Pricing Policy, which is approved by the Board. As described under the heading Fair Valuation of Portfolio Securities below, Fund positions for which market quotations are not readily available are valued at a fair value as determined in good faith by the Valuation Committee of the Board under consistently applied procedures established by the Board. Principal valuation methodologies employed by the Funds are as follows:

Domestic Equity Securities; Portfolio Companies. To calculate the NAV on a given day, a Fund generally values each security in its portfolio for which a market quotation is readily available at the latest sale price quoted for the security that day on its principal exchange. If there are no sales that day, a Fund generally values the security at the mean of the latest bid and ask quotations. If a security is traded on NASDAQ, the security is priced using the SEC approved NASDAQ official closing price, or, if there are no sales, the security is priced at the mean of the closing bid and ask quotations. The Valuation Committee of the Board values securities which have halted or temporarily stopped trading at the last sale price, adjusted by a premium or discount to account for the anticipated re-opening price. The Valuation Committee values securities for which there is no bid or ask prices. Equity securities that are not listed on any national exchange or NASDAQ are generally valued at the last sale price. Shares of open-end investment companies (other than ETFs but including the Portfolio Funds in which Columbia Thermostat Fund invests) are valued at the latest NAV reported by those companies. The Portfolio Funds generally value securities in their portfolios for which market quotations are readily available at the current market values of those securities (as determined by the policies of each Portfolio Fund) and all other securities and assets at fair value pursuant to methods established in good faith by the board of directors or trustees of each Portfolio Fund.

Foreign Equity Securities. Certain of the Funds and the Portfolio Funds may invest in securities that are primarily listed on foreign exchanges. Foreign securities are generally priced at the last sale price on the primary foreign exchange or may be priced using the closing price. However, because of differences in time zones between the United States and foreign securities markets, the prices of foreign securities may not fully reflect events that impact their current value. Generally, trading in foreign securities is substantially completed each day at various times prior to the time at which the Fund’s NAV is calculated and the values of the foreign securities used in determining the NAV are computed as of such different times. Foreign securities markets are sometimes open on days when U.S. markets are closed and the Fund’s NAV is not calculated. Although the value of foreign securities owned by the Funds could change on days when Fund shares cannot be bought or sold, Fund NAVs are not calculated, and therefore a Fund’s foreign holdings are not priced, on such days. In addition, foreign securities markets may be closed on days when U.S. markets are open and the Fund’s NAV is calculated. This means that the NAV may be based on prices for the underlying foreign securities that are not current. If appropriate, the Valuation Committee of the Board may determine the fair value. In addition, the Funds utilize a statistical fair valuation process to adjust prices of the foreign securities under certain circumstances. See Fair Valuation of Portfolio Securities below.

Foreign Currencies; Forward Foreign Currency Contracts. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the intraday spot rate provided by the data service set forth in the pricing procedures of the Investment Manager. Forward foreign currency contracts are valued in U.S. dollars based on the intraday spot rate as of the NYSE close, adjusted by the forward points as of the time of pricing quoted by the data service specified in the pricing procedures of the Investment Manager.

Fair Valuation of Portfolio Securities

Rather than using the methods described above, in the event that price quotations or valuations are not readily available or are deemed unreliable, the security will be valued in good faith based on a determination of the security’s fair value pursuant to the Trust’s Portfolio Pricing Policy approved by the Board. For example, a security may be fair valued when trading is halted or if the security is not actively traded, such as is the case with restricted, illiquid and nonpublic securities. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.

Fair values of securities are determined following the Trust’s Portfolio Pricing Policy, utilizing the valuation methodology set forth in the Policy and deemed most appropriate in the circumstances and considering all available, relevant factors and indications of value in reaching its decision. To the extent a factor is deemed relevant, the following non-exhaustive list of factors is used in reaching a fair value determination for a security under the Policy: the value of other financial instruments, including derivative securities; trading volumes; values of baskets of securities; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; and, with respect to securities traded in foreign markets, the value of foreign securities traded in other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to baskets of foreign securities. Significant events occurring after the close of a foreign exchange but before the time at which a Fund calculates the price of its foreign portfolio securities may lead to a determination that it is appropriate to fair value the affected foreign securities. Such significant events affecting a foreign security may include, but are not limited to: (i) extraordinary corporate events such as a reorganization, redemption, conversion; (ii) a trading halt in a domestic or foreign exchange; (iii) stale prices; (iv) suspension of trading in an individual security or market; (v) extraordinary market, economic or political events; (vi) scheduled and unscheduled foreign market closures; and (vii) such other instances as the Investment Manager or the Valuation Committee may determine.

In addition, foreign securities traded on foreign exchanges in time zones different from the United States are subject to fair value pricing in the event of a significant movement in Standard & Poor’s 500 E-Mini Index (the “S&P 500 E-Mini”). In the event of such a movement, under the Trust’s Portfolio Pricing Policy adjusted or “fair value” prices must be obtained from a designated pricing vendor for each of the Funds’ foreign securities covered by the vendor. The fair value methodology applied by the vendor, in general, generates a factor applied to the closing price of the security on the foreign market that reflects that security’s expected price movement in response to the change in the S&P 500 E-Mini. When a foreign security is fair valued, the fair valuation adjustment factor supplied by the vendor may be applied, depending on the circumstances. Although the use of statistical fair valuation is intended to and may decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

TAXATION

The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of the Funds and their shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

The following discussion is generally based on the assumption that the shares of each Fund will be respected as owned by Participating Insurance Companies through their separate accounts, Qualified Plans, and other eligible persons or plans permitted to hold shares of a Fund pursuant to the applicable Treasury Regulations (“Other Eligible Investors”) without impairing the ability of the Participating Insurance Company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code. If this is not the case, the person(s) determined to own the Fund shares will not be eligible for tax deferral and, instead, will be taxed currently on Fund distributions and on the proceeds of any sale, transfer or redemption of Fund shares under applicable U.S. federal income tax rules that may not be discussed herein.

The Trust has not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the Funds’ prospectuses address only some of the U.S. federal income tax considerations generally affecting investments in the Funds.

In particular, because Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors will be the only shareholders of a Fund, only certain U.S. federal tax aspects of an investment in a Fund are described herein. Holders of VA contracts and VLI policies (together, “Contracts”), Qualified Plan participants, or persons investing through an Other Eligible Investor are urged to consult the Participating Insurance Company, Qualified Plan, or Other Eligible Investor through which their investment is made, as well as to consult their own tax advisors and financial planners, regarding the U.S. federal tax consequences to them of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in a Fund.

Qualification as a Regulated Investment Company

It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of the Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.

In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (very generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, (y) that derives at least 90% of its gross income from the passive income sources defined in Code Section 7704(d), and (z) that derives less than 90% of its income from the qualifying income described in clause (i) above) will be treated as qualifying income. Certain of a Fund’s investments in master limited partnerships (MLPs) and ETFs, if any, may qualify as interests in qualified publicly traded partnerships, as described further below. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) securities, of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), the securities of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships. In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivatives transactions, as well as the extent to which it can invest in MLPs.

In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.

If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute at least annually substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by the Fund will be subject to tax at regular corporate rates.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as the greatest of net capital loss, net long-term capital loss, or net short-term capital loss, in each case attributable to the portion of the taxable year after October 31) or late-year ordinary loss (generally, (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31, plus (ii) other net ordinary loss attributable to the portion of the taxable year after December 31) as if incurred in the succeeding taxable year.

In order to comply with the distribution requirements described above applicable to regulated investment companies, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution by January 31 of the following calendar year the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the earlier year.

If a Fund were to fail to meet the income, diversification or distribution test described above, the Fund could in some cases cure such failure including by paying a fund-level tax or interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or otherwise were to fail to qualify as a regulated investment company accorded special tax treatment under the Code for such year, (i) it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and (ii) each Participating Insurance Company separate account invested in the Fund would fail to satisfy the diversification requirements described below (under Taxation of a Separate Account of a Participating Insurance Company), with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.

Excise Tax

Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. This excise tax, however, is generally inapplicable to any regulated investment company whose sole shareholders are separate accounts of Participating Insurance Companies funding Contracts, Qualified Plans, or Other Eligible Investors or other regulated investment companies that are also exempt from the excise tax. If a Fund is subject to the excise tax requirements and the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the one-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is permitted to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be properly taken into account after October 31 of a calendar year (or November 30 or December 31 if the Fund is permitted to elect and so elects) are generally treated as arising on January 1 of the following calendar year. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax. Moreover, each Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (for example, if the amount of excise tax to be paid is deemed de minimis by a Fund).

Capital Loss Carryforwards

Capital losses in excess of capital gains (“net capital losses”) are not permitted to be deducted against a Fund’s net investment income. Instead, subject to certain limitations, a Fund is permitted to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year. If a Fund has incurred net capital losses in taxable years beginning after December 22, 2010 (“post-2010 losses”), those losses will be carried forward to one or more subsequent taxable years without expiration; any such carryforward losses will retain their character as short-term or long-term. If a Fund incurred net capital losses in a taxable year beginning on or before December 22, 2010 (“pre-2011 losses”), the Fund is permitted to carry such losses forward for eight taxable years; in the year to which they are carried forward, such losses are treated as short-term capital losses that first offset short-term capital gains, and then offset any long-term capital gains. The Fund must use any post 2010-losses, which will not expire, before it uses any pre-2011 losses. This increases the likelihood that pre-2011 losses will expire unused at the conclusion of the eight-year carryforward period. Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any such capital gains. The Funds cannot carry back or carry forward any net operating losses.

Fund	Total Capital Loss Carryforward	Amount Expiring in						Amount Not Expiring
		2014	2015	2016	2017	2018	2019	Short term	Long term
Wanger USA	—	—	—	—	—	—	—	—	—
Wanger International	—	—	—	—	—	—	—	—	—
Wanger Select	—	—	—	—	—	—	—	—	—
Wanger International Select	—	—	—	—	—	—	—	—	—

Taxation of Fund Investments

In general, realized gains or losses on the sale of securities held by a Fund will be treated as capital gains or losses, and long-term capital gains or losses if the Fund has held or is deemed to have held the securities for more than one year at the time of disposition.

If a Fund purchases a debt obligation with original issue discount (OID) (generally a debt obligation with an issue price less than its stated principal amount, such as a zero-coupon bond), the Fund may be required to annually include in its income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation, and depending on market conditions and the credit quality of the bond, might never receive cash for such discount. Inflation-protected bonds generally can be expected to produce OID income as their principal amounts are adjusted upward for inflation. A Fund generally will be required to make distributions to shareholders representing the OID or market discount (if an election is made by the Fund to include market discount over the holding period of the applicable debt obligation) on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund, and depending on market conditions and the credit quality of the bond, might never be received. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold; obtaining such cash might be disadvantageous for the Fund. In addition, payment-in-kind securities similarly will give rise to income which is required to be distributed and is taxable even though a Fund receives no cash interest payment on the security during the year.

If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as: (i) whether a Fund should recognize market discount on a debt obligation and, (ii) if so, the amount of market discount the Fund should recognize, (iii) when a Fund may cease to accrue interest, OID or market discount, (iv) when and to what extent deductions may be taken for bad debts or worthless securities and (v) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

If an option granted by a Fund is sold, lapses or is otherwise terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund generally will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses realized by a Fund in the sale, exchange, exercise or other disposition of an option may be deferred if they result from a position that is part of a “straddle,” discussed below. If securities are sold by a Fund pursuant to the exercise of a covered call option granted by it, the Fund generally will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund generally will subtract the premium received from its cost basis in the securities purchased.

Some regulated futures contracts, foreign currency contracts, and non-equity, listed options that may be used by a Fund will be deemed “Section 1256 contracts.” A Fund will be required to “mark to market” any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the “mark-to-market” rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss, although certain foreign currency gains and losses from such contracts may be treated as entirely ordinary income or loss as described below. These provisions may require a Fund to recognize income or gains without a concurrent receipt of cash. Transactions that qualify as designated hedges are exempt from the mark-to-market rule and the “60%/40%” rule and may require the Fund to defer the recognition of losses on certain futures contracts, foreign currency contracts, and non-equity options.

Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income or loss and may affect the amount and timing of recognition of the Fund’s income. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% qualifying income test described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryforward and thus cannot be deducted by the Fund in future years.

Offsetting positions held by a Fund involving certain derivative instruments, such as forward, futures and options contracts, may be considered, for U.S. federal income tax purposes, to constitute “straddles.” “Straddles” are defined to include “offsetting positions” in actively traded personal property. The tax treatment of “straddles” is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into a “straddle” and at least one (but not all) of the Fund’s positions in derivative contracts comprising a part of such straddle is governed by Section 1256 of the Code, described above, then such straddle could be characterized as a “mixed straddle.” A Fund may make one or more elections with respect to “mixed straddles.” Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain. In addition, the existence of a straddle may affect the holding period of the offsetting positions. As a result, the straddle rules could cause distributions that would otherwise constitute “qualified dividend income” or qualify for the dividends-received deduction to fail to satisfy the applicable holding period requirements (as described below). Furthermore, the Fund may be required to capitalize, rather than deduct currently, any interest expense and carrying charges applicable to a position that is part of a straddle, including any interest on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. The application of the straddle rules to certain offsetting Fund positions can therefore affect the amount, timing, and character of distributions to shareholders, and may result in significant differences from the amount, timing and character of distributions that would have been made by the Fund if it had not entered into offsetting positions in respect of certain of its portfolio securities.

If a Fund enters into a “constructive sale” of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale of an appreciated financial position occurs when a Fund enters into certain offsetting transactions with respect to the same or substantially identical property, including, but not limited to: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund’s holding period in the appreciated financial position. Losses realized from a sale of a position that was previously the subject of a constructive sale will be recognized when the position is subsequently disposed of. The character of such losses will depend upon a Fund’s holding period in the position beginning with the date the constructive sale was deemed to have occurred and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to certain closed transactions, including if such a transaction is closed on or before the 30th day after the close of the Fund’s taxable year and the Fund holds the appreciated financial position unhedged throughout the 60-day period beginning with the day such transaction was closed.

The amount of long-term capital gain a Fund may recognize from certain derivative transactions with respect to interests in certain pass-through entities is limited under the Code’s constructive ownership rules. The amount of long-term capital gain is limited to the amount of such gain the Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

In addition, a Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements) may be subject to other special tax rules, such as wash-sale or short-sale rules, the effect of which may be to accelerate income to the Fund or defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains, and/or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Certain of a Fund’s investments in derivative instruments and foreign currency-denominated instruments, as well as any of its foreign currency transactions and hedging activities, are likely to produce a difference between its book income and its taxable income. If a Fund’s book income exceeds the sum of its taxable income and net tax-exempt income (if any), the distribution (if any) of such excess generally will be treated as (i) a dividend to the extent of the Fund’s remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in its shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If a Fund’s book income is less than the sum of its taxable income and net tax-exempt income (if any), the Fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

Rules governing the U.S. federal income tax aspects of derivatives, including with respect to swap agreements and certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives or commodity-linked transactions.

A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in taxable mortgage pools (TMPs). Under an IRS notice, and Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a REIT, a regulated investment company or other pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly. As a result, a Participating Insurance Company separate account supporting a Contract may be taxed currently to the extent of its share of the Fund’s excess inclusion income.

In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a Qualified Plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a Participating Insurance Company separate account supporting a Contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to Participating Insurance Company separate accounts funding Contracts. Income of a Fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Code Section 514(b).

Some amounts received by a Fund from its investments in MLPs will likely be treated as returns of capital because of accelerated deductions available with respect to the activities of MLPs. On the disposition of an investment in such an MLP, the Fund will likely realize taxable income in excess of economic gain from that asset (or if, in later periods, a Fund does not dispose of the MLP, the Fund will likely realize taxable income in excess of cash flow received by the Fund from the MLP), and the Fund must take such income into account in determining whether the Fund has satisfied its regulated investment company distribution requirements. The Fund may have to borrow or liquidate securities to satisfy its distribution requirements and meet its redemption requests, even though investment considerations might otherwise make it undesirable for the Fund to borrow money or sell securities at the time.

As noted above, certain of the ETFs and MLPs in which a Fund may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute nonqualifying income to a Fund for purposes of the 90% gross income requirement and thus could adversely affect the Fund’s ability to qualify as a regulated investment company for a particular year. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year.

“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce such passive income or are held for the production of such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions and gain from the sale of interests in PFICs may be characterized as ordinary income even though, absent the application of PFIC rules, these amounts may otherwise have been classified as capital gain.

A Fund will not be permitted to pass through to its shareholders any credit or deduction for these special taxes and interest charges incurred with respect to a PFIC. Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). The QEF and mark-to-market elections may require a Fund to recognize taxable income or gain without the concurrent receipt of cash and increase the amount required to be distributed by the Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments prematurely to meet the minimum distribution requirements described above, which also may accelerate the recognition of gain and adversely affect the Fund’s total return. Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, a Fund may incur the tax and interest charges described above in some instances.

In addition to the investments described above, prospective shareholders should be aware that other investments made by a Fund may involve complex tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although each Fund seeks to avoid significant noncash income, such noncash income could be recognized by a Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, a Fund could be required at times to liquidate investments prematurely in order to satisfy its minimum distribution requirements, which may accelerate the recognition of gain and adversely affect the Fund’s total return. Furthermore, amounts realized by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries, thereby reducing the amount available for distribution to shareholders.

Corporate Shareholders

Subject to limitations and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder would qualify for such a deduction. For eligible corporate shareholders, the dividends-received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

As discussed above, a portion of the interest paid or accrued on certain high-yield discount obligations that a Fund may own may not be deductible to the issuer. If a portion of the interest paid or accrued on these obligations is not deductible, that portion will be treated as a dividend. In such cases, if the issuer of the obligation is a domestic corporation, dividend payments by a Fund may be eligible for the dividends received deduction to the extent of the dividend portion of such interest.

Tax Shelter Reporting Regulations

Under Treasury Regulations, if a shareholder recognizes a loss of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, such as a Participating Insurance Company holding the separate accounts to which reference is made in this SAI, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as Participating Insurance Companies that own shares in a Fund through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

Special Considerations For Taxation of a Separate Account of a Participating Insurance Company

Under the Code, if the investments of a segregated asset account, such as the separate accounts of Participating Insurance Companies, are “adequately diversified,” and certain other requirements are met, a Contract owner supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Contract.

In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments. Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the regulated investment company diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.

In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. Government agency and instrumentality is considered a separate issuer. However, U.S. Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company for purposes of the applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company. In particular, (i) if the beneficial interests in the regulated investment company are held by one or more segregated asset accounts of one or more Participating Insurance Companies, and (ii) if public access to such regulated investment company is available exclusively through the purchase of a Contract or certain Qualified Plans, then a segregated asset account’s beneficial interest in the regulated investment company is not treated as a single investment. Instead, a pro rata portion of each asset of the regulated investment company is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the regulated investment company are also held by Qualified Plans and Other Eligible Investors. Additionally, to the extent a Fund meeting the above conditions invests in underlying regulated investment companies or partnerships that themselves are owned exclusively by insurance company separate accounts, Qualified Plans, or Other Eligible Investors, the assets of those underlying regulated investment companies or partnerships generally should be treated as assets of the separate accounts investing in the Fund.

As indicated above, the Trust intends that each Fund will continue to qualify as a regulated investment company under the Code. The Trust also intends to cause each Fund to continue to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Trust intends that each Fund will qualify for the “look-through rule” described above by limiting the investment in each Fund’s shares to Participating Insurance Company separate accounts and other permitted investors. Accordingly, the Trust intends that each Participating Insurance Company, through its separate accounts, will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual Contract owners underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.

Failure by a Fund to satisfy the Section 817(h) requirements by failing to comply with the “55%-70%-80%-90%” diversification test or the safe harbor described above, or by failing to comply with the “look-through rule,” could cause the Contracts to lose their favorable tax status and require a Contract owner to include currently in ordinary income any income accrued under the contracts for the current and all prior taxable years. Under certain circumstances described in the applicable U.S. Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the Participating Insurance Company issuing the contracts.

The IRS has indicated that a degree of investor control over the investment options underlying a Contract may interfere with the tax-deferred treatment of the Contract. The Treasury Department has issued rulings addressing the circumstances in which a Contract owner’s control of the investments of the separate account may cause the Contract owner, rather than the Participating Insurance Company, to be treated as the owner of the assets held by the separate account , and is likely to issue additional rulings in the future. If the Contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the Contract owner’s gross income.

In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Fund’s investment strategies are sufficiently broad to prevent a Contract owner from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).

The above discussion addresses only one of several factors that the IRS considers in determining whether a Contract owner has an impermissible level of investor control over a separate account. Contract owners should consult with their Participating Insurance Company and their tax adviser, as well as the prospectus relating to their particular Contract for more information concerning this investor control issue.

In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Fund as described above, including retroactively. In addition, there can be no assurance that a Fund will be able to continue to operate as currently described, or that the Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Contract owners to be considered the owners of the shares of the Fund.

Special Considerations for Contract Owners and Qualified Plan Participants

The foregoing discussion does not address the U.S. federal income tax consequences to Contract owners or Qualified Plan participants. Such individuals should consult the prospectuses and other materials used in connection with the issuance of their Contract or Qualified Plan and should consult their own tax advisers and financial planners.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the Contract owners, or by Qualified Plans on behalf of the participants therein. At all meetings of shareholders of the Funds each Participating Insurance Company will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the Contract owners on behalf of whom such shares are held, and each Qualified Plan will vote the shares held of record by participants in the Qualified Plan only in accordance with the instructions received from the participants on behalf of whom such shares are held. All such shares as to which no instructions are received will be voted in the same proportion as shares as to which instructions are received. Accordingly, each Participating Insurance Company disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts, and each Qualified Plan disclaims beneficial ownership of the shares of the Funds held of record by its participants.

Management Ownership of the Funds

As of March 31, 2014, the Trustees and the officers of the Trust, as a group, owned less than 1% of the outstanding equity securities of each Fund except that (i) Mr. McQuaid beneficially owned 1.49% of the outstanding shares of Wanger International Select, (ii) Mr. Wanger beneficially owned 8.67% of the outstanding shares of Wanger International Select and (iii) Messrs. McQuaid and Wanger together beneficially owned approximately 1.00% of the outstanding shares of Wanger Select.

Principal Holder Ownership of the Funds

As of March 31, 2014, the name, address and percentage of ownership of each person who may be deemed to be a “principal holder” of a Fund (i.e., owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares) is listed below.

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund/Class
Wanger International	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	2,121,851.696	9.56%

Wanger International	MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE 4333 EDGEWOOD RD NE # MS4410 CEDAR RAPIDS IA 52499-0001	1,160,660.019	5.23%

Wanger International	PHOENIX HOME LIFE ACCUMULATION ACCT 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	1,968,426.277	8.87%

Wanger International	PHOENIX HOME LIFE VARIABLE 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	2,276,806.643	10.26%

Wanger International	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	12,575,245.051	56.67%

Wanger International Select	PHOENIX HOME LIFE ACCUMULATION ACCT 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	607,666.543	52.06%

Wanger International Select	PHOENIX HOME LIFE VARIABLE 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	374,734.709	32.10%

Fund	Shareholder Account Registration	Share Balance	Percentage of Fund/Class
Wanger International Select	SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.) ATTN ACCOUNTING CONTROL SC 3241 PO BOX 9134 WELLESLEY HILLS MA 02481-9134	111,294.499	9.53%

Wanger Select	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	5,194,038.732	81.35%

Wanger Select	PHOENIX HOME LIFE ACCUMULATION ACCT 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	466,691.608	7.31%

Wanger USA	ING LIFE INSURANCE & ANNUITY CO ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	4,006,861.760	18.83%

Wanger USA	PHOENIX HOME LIFE ACCUMULATION ACCT 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	1,932,235.452	9.08%

Wanger USA	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	11,684,090.891	54.92%

As of March 31, 2014, the name, address and percentage of ownership of each person who may be deemed to be a “control person” (as that term is defined in the 1940 Act) of a Fund because it owns greater than 25% of the outstanding shares, either beneficially or by virtue of its fiduciary or trust roles or otherwise, is shown below. A controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

Control Person Ownership of the Funds

Fund	Shareholder Account Registration	Fund Balance	Percentage of Fund
Wanger International	RIVERSOURCE LIFE ACCOUNT FOR INSIDE(1) DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	12,575,245.051	56.67%

Wanger International Select	PHOENIX HOME LIFE ACCUMULATION(2) ACCT 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	607,666.543	52.06%

Wanger International Select	PHOENIX HOME LIFE VARIABLE(2) 15 TECH VALLEY DR E GREENBUSH NY 12061-4137	374,734.709	32.10%

Wanger Select	ING LIFE INSURANCE & ANNUITY CO(3) ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	5,194,038.732	81.35%

Wanger USA	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE)(1) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	11,684,090.891	54.92%

(1)

RiverSource Life Account for Inside Distribution (RiverSource Life Insurance Company) is a Minnesota corporation. RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc.

(2)	Phoenix Life Insurance Company (formerly, Phoenix Home Life Mutual Insurance Co.) is a New York corporation. Phoenix Life Insurance Company is a wholly-owned subsidiary of The Phoenix Companies, Inc.
(3)	ING Life Insurance and Annuity Company is a Connecticut Corporation. ING Life Insurance and Annuity Company is a wholly-owned subsidiary of ING U.S., Inc.

APPENDIX A — DESCRIPTIONS OF SECURITIES RATINGS

This Appendix summarizes the various descriptions of securities ratings applicable to securities purchased by the Columbia Funds Family. The ratings of S&P, Moody’s and Fitch represent their opinions as to quality. These ratings are not absolute standards of quality and are not recommendations to purchase, sell or hold a security. Issuers and issues are subject to risks that are not evaluated by the rating agencies. Please refer to a Fund’s prospectus and this statement of additional information to determine whether the Fund may invest in securities that have ratings described in this Appendix.

STANDARD & POOR’S (S&P)

Long-Term Issue Credit Ratings

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within five business days, irrespective of any grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation’s rating is lowered to ‘D’ upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Municipal Short-Term Note Ratings

An ‘SP-1’ rating indicates strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

An ‘SP-2’ rating indicates satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

An ‘SP-3’ rating indicates speculative capacity to pay principal and interest.

MOODY’S INVESTORS SERVICE, INC. (MOODY’S)

Global Long-Term Rating Scale

Aaa — Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.

Aa — Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.

Baa — Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.

Ba — Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.

B — Obligations rated B are considered speculative and are subject to high credit risk.

Caa — Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.

Ca — Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C — Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.

Global Short-Term Rating Scale

Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability to repay short-term debt obligations.

Issuers (or supporting institutions) rated Prime-3 (P-3) have an acceptable ability to repay short-term obligations.

Issuers (or supporting institutions) rated Not Prime (NP) do not fall within any of the Prime rating categories.

U.S. Municipal Short-Term Debt and Demand Obligation Ratings

While the global short-term ‘prime’ rating scale is applied to U.S. municipal tax-exempt commercial paper, these programs are typically backed by external letters of credit or liquidity facilities and their short-term prime ratings usually map to the long-term rating of the enhancing bank or financial institution and not to the municipality’s rating. Other short-term municipal obligations, which generally have different funding sources for repayment, are rated using two additional short-term rating scales (i.e., the MIG and VMIG scales discussed below).

The Municipal Investment Grade (MIG) scale is used to rate US municipal bond anticipation notes of up to three years maturity. Municipal notes rated on the MIG scale may be secured by either pledged revenues or proceeds of a take-out financing received prior to note maturity. MIG ratings expire at the maturity of the obligation, and the issuer’s long-term rating is only one consideration in assigning the MIG rating. MIG ratings are divided into three levels — MIG 1 through MIG 3 — while speculative grade short-term obligations are designated SG.

The MIG 1 designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

The MIG 3 designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

The SG designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned: a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of risk associated with the ability to receive purchase price upon demand (“demand feature”). The second element uses a rating from a variation of the MIG scale called the Variable Municipal Investment Grade (VMIG) scale. The rating transitions on the VMIG scale, as shown in the diagram below, differ from those on the Prime scale to reflect the risk that external liquidity support generally will terminate if the issuer’s long-term rating drops below investment grade.

The VMIG 1 designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 2 designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The VMIG 3 designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

The SG designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

FITCH, INC. (FITCH)

Corporate Finance Obligations — Long-Term Rating Scales

AAA: Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB: Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material credit risk is present.

CCC: Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present.

CC: Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk.

C: Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk.

Defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics.

Short-Term Ratings Assigned to Issuers or Obligations in Corporate, Public and Structured Finance

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a short-term obligation.

APPENDIX B — THE INVESTMENT MANAGER’S PROXY VOTING POLICY AND PROCEDURES MANUAL

Columbia Wanger Asset Management, LLC (“CWAM”)

Proxy Policy and Procedures Manual

A. ADMINISTRATION

VOTING CLIENT AND FUND PROXIES

Primary Responsibility	CWAM Stock Analyst/Portfolio Manager
Secondary Responsibility	CWAM Chief Investment Officer
Oversight Responsibility	CWAM Chief Operating Officer and Chief Compliance Officer
Issue Date	8/01/03; as amended on 4/09/10, 12/08/10, 8/22/11,8/25/11 11/4/11, 11/7/12, and 4/24/14

POLICY:

All proxies for client securities for which Columbia Wanger Asset Management, LLC (“CWAM”) has been granted authority to vote shall be voted in a manner considered to be in the best interests of CWAM’s clients, including the Columbia Acorn Funds (“Acorn”) and Wanger Advisor Trust Funds (“WAT”) and their shareholders, without regard to any benefit to CWAM or its affiliates. Where CWAM retains voting authority, as for most client securities, CWAM shall examine each recommendation and vote against management’s recommendation, if, in its judgment, approval or adoption of the recommendation would be expected to impact adversely the current or potential market value of the issuer’s securities. References to the best interest of a client refer to the interest of the client in terms of the potential economic return on the client’s investment. In the event a client believes that its other interests require a different vote, CWAM shall vote as the client instructs. In limited cases where in CWAM is required to adhere to regulatory restrictions over ownership limits of certain securities, CWAM may delegate voting authority to an independent third party to vote in the shareholders best interest.

CWAM addresses potential material conflicts of interest by having each individual stock analyst review and vote each proxy for the stocks that he/she follows. For those proposals where the analyst is voting against management’s recommendation or where there is a variance from the guidelines contained herein, the CWAM Proxy Committee will determine the vote in the best interest of CWAM’s clients, without consideration of any benefit to CWAM, its affiliates or its other clients.

OVERVIEW:

CWAM’s policy is based upon its fiduciary obligation to act in its clients’ best interests and rules under the Investment Company Act of 1940 and the Investment Advisers Act of 1940, which impose obligations with respect to proxy voting on investment advisers and investment companies.

PROCEDURES:

I.    ACCOUNT POLICIES

Except as otherwise directed by the client, CWAM or ISS, an independent third party delegated to vote in place of CWAM, shall vote as follows:

Separately Managed Accounts

CWAM or ISS shall vote proxies on securities held in its separately managed accounts where the client has given CWAM proxy voting authority. CWAM currently has authority to vote proxies for the Fairfax County Employees’ Retirement System but does not have authority to vote proxies for the State of Oregon or the 1199 SEIU Healthcare Employees Pension Fund.

Columbia Acorn Trust/Wanger Advisors Trust

CWAM or ISS shall vote proxies for portfolio securities held in the Acorn and WAT funds.

Columbia Thermostat Fund

To avoid any potential conflict of interest CWAM shall vote “echo vote” proxies for Columbia Thermostat Fund. Echo voting means that CWAM will vote the shares in the same proportion as the other shareholders of those funds.

CWAM Offshore Funds

CWAM or ISS shall vote proxies on securities held in the Montlake UCITS (Wanger US Smaller Companies and Wanger European Smaller Companies).

CWAM Subadvised Mutual Fund Accounts

The authority to vote proxies on securities held in the VP Wanger Funds are reserved to the client. CWAM or ISS has authority to vote proxies on securities held in the Optimum Small Cap Growth Fund.

II.    PROXY COMMITTEE

CWAM has established a Proxy Committee, which consists of the Chief Compliance Officer, Domestic Chief Investment Officer, the Director of Accounting and Operations and a designated International Portfolio Manager. The Chief Compliance Officer of CWAM serves as a non-voting member. For proxy voting purposes only, the Proxy Committee will also include the analyst who follows the portfolio security on which to be voted. The International Chief Investment Officer may serve as alternate members for proxy voting purposes and to break a voting tie. Please see Appendix A of the Proxy Committee Charter for Proxy Committee membership and voting eligibility.

The functions of the Proxy Committee shall include, in part,

(a)	determine proxy votes as warranted under CWAM’s Proxy Voting Policy.

(b)	annual review of this Policy and Procedures Manual to ensure consistency with internal policies and legal and regulatory requirements,

(c)	annual review of existing Voting Guidelines and development of additional Voting Guidelines to assist in the review of proxy proposals, and

(d)	development and modification of Voting Procedures as it deems appropriate or necessary.

In determining the vote on any proposal for which it has responsibility, the Proxy Committee shall act in accordance with the policy stated above.

The Proxy Committee shall create a charter, which shall be consistent with this policy and procedure. The charter shall set forth the Committee’s purpose, membership and operation. The charter shall include procedures prohibiting a member from voting on a matter for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal, e.g., is a portfolio manager for an account of the issuer.

The Proxy Committee shall furnish to the trustees of Columbia Acorn Trust and of Wanger Advisors Trust copies of any modifications of this Policy and Procedures Manual (including any modification of the Voting Guidelines or Voting Procedures).

III.    VOTING GUIDELINES

Except under limited circumstances (described in Section IV) where CWAM delegates voting power to ISS, the stock analyst who follows the stock reviews all proxies and ballot items for which CWAM has authority to vote. The analyst will consider the views of management on each proposal, and if these views are consistent with the CWAM Proxy Policy, will vote in favor of management. However, each analyst has the responsibility of independently analyzing each proposal and voting each proxy item on a case-by-case basis. CWAM votes, to the best of its ability, all proxies for which it receives ballots. However, CWAM will abstain from voting proxies when a ballot is received for a company CWAM no longer owns.

Following are some guidelines CWAM uses with respect to voting on specific matters:

Election of the Board of Directors

CWAM generally supports management’s recommendation for proposals for the election of directors or for an increase or decrease in the number of directors provided a majority of directors would be independent. Should an analyst believe a director has or will be detrimental to shareholder interest, or when director elections are contested, the analyst’s recommendation and vote should be forwarded to the Proxy Committee for a full vote.

Approval of Independent Auditors

CWAM will generally support management in its annual appointment or approval of independent corporate auditors. An auditor will usually be thought of as independent unless the auditor receives more than 50% of its revenues from non-audit, non-tax, activities from the company and its affiliates. In those cases, the vote should be forwarded to the Proxy Committee for a full vote.

Compensation and Equity-Based Compensation Plans

While CWAM recognizes companies need to compete for talent, CWAM is generally opposed to compensation plans that substantially dilute ownership interest in a company, provide participants with excessive awards, or have inherently objectionable structural features. Specifically, for equity-based plans, if the proposed number of shares authorized for stock incentive or option programs (excluding authorized shares of expired or exercised options) exceed 10% of the currently outstanding shares overall or 3% for directors only, the proposal should be referred to the Proxy Committee. The Committee will then consider the circumstances surrounding the issue and vote in the best interests of the client.

Stock Purchase Plans

CWAM is generally in favor of employee stock purchase plans where employees are able to purchase stock at or near the market price. Except when excessive dilution is proposed analysts should vote in favor of these proposals without consulting the Proxy Committee.

Advisory Votes on Executive Compensation

CWAM is generally in favor of proposals to ratify executive compensation unless total compensation obviously appears excessive. In such instances analyst should vote against such proposals without referring them to the Proxy Committee.

CWAM will generally vote against proposals to ratify Golden Parachutes without referring them to the Proxy Committee.

CWAM analyst will vote on the frequency of advisory votes on executive compensation on a case-by-case basis without referring them to the Proxy Committee. However, when CWAM votes against executive compensation analyst should vote for annual advisory votes.

Corporate Governance Issues

CWAM will generally support resolutions to improve shareholder democracy and reduce the likelihood of management entrenchment or conflict-of-interest. All matters relating to corporate governance will be voted by CWAM on a case-by-case basis using this basic premise. Analyst should vote in favor of proxy items under this premise without consulting the Proxy Committee. If an Analyst is uncertain or believes that a vote should be made contrary to this premise, then the recommendation should be brought to the Proxy Committee for a full vote.

Social and Corporate Responsibility Issues

CWAM believes that “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors. However, proposals regarding social issues initiated by shareholders asking the company to disclose or amend certain business practices will be analyzed by the appropriate CWAM stock analyst and evaluated on a case-by-case basis. If an analyst believes that a vote against management is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

“Blank Check” Proposals

Occasionally proxy statements ask that shareholders allow proxies to approve any other items in a “blank check” manner. Analysts should vote against such proposals without referring those to the Proxy Committee.

Majority Election or Annual Election Requirement for Directors

Occasionally proxy statements ask the shareholders to vote on whether to require a majority vote in the case of election of directors, or whether all directors should be elected annually (eliminating staggered boards). Analysts should vote in favor of these proposals without consulting the Proxy Committee.

Abstention Votes

Voting proxies with respect to shares of foreign stocks may involve significantly greater effort and corresponding cost due to the variety of regulatory schemes and corporate practices in foreign countries. Oftentimes, there may be language barriers, which will mean that an English translation of proxy information may not be available. Or, a translation must be obtained or commissioned before the relevant shareholder meeting. Time frames between shareholder notification, distribution of proxy materials, book-closure and the actual meeting date may be too short to allow timely action. In situations like these and in others where CWAM believes that it is uncertain with regards to the information received or because the cost of voting a proxy could exceed the expected benefit, the CWAM analyst may elect to abstain from voting. If an analyst believes that an abstention vote is appropriate, he/she should refer the proposal to the full vote by the Proxy Committee.

Special Issues Voting Foreign Proxies

To vote shares in some countries, shares must be “blocked” by the custodian or depository for a specified number of days before the shareholder meeting. Blocked shares typically may not be traded until the day after the shareholder meeting. CWAM may refrain from voting a portion or all shares of foreign stocks subject to blocking restrictions where, in the judgment of the CWAM analyst, the benefit from voting the shares is outweighed by the interest of maintaining client liquidity in the shares. The decision to vote/not vote is made by the CWAM analyst and is generally made on a case-by-case basis based on relevant factors, including the length of the blocking period, the significance of the holding, and whether the stock is considered a long-term holding.

In cases where the CWAM analyst determines that CWAM should not vote a portion or all foreign proxy shares due to blocking markets, the CWAM librarian (or a substitute) should document the reasons for not voting the proxy.

Mutual Funds, ETF’s and Money Market Funds

From time to time, the Funds may be invested in other Mutual Funds, ETF’s or Money Market Funds. Those Funds may also have proxy votes for CWAM to vote. CWAM’s Director of Accounting and Operations may vote these proxies, according to this policy, if the vote is routine. If such proxies are not routine, then those would be voted either by CWAM’s Domestic CIO (for Money Market Funds) or the relevant Portfolio Manager (for non-Money Market Mutual Funds or ETF’s held in their Funds). As previously stated, Thermostat “echo votes” and is an exception from this policy.

IV.    VOTING PROCEDURES

The Proxy Committee has developed the following procedures to assist in the voting of proxies according to the Voting Guidelines set forth in Section III above. The Proxy Committee may revise these procedures from time to time, as it deems appropriate or necessary to effect the purposes of this Policy and Procedures.

For Columbia Acorn Trust and Wanger Advisors Trust

•

CWAM shall use Institutional Shareholder Services (“ISS”), a third party vendor, to implement its proxy voting process. ISS shall provide record keeping services. ISS also will provide its internally generated proxy analysis, which can be used to help supplement the CWAM analyst’s research in the proxy voting process. In limited instances as described later in this section, CWAM may delegate voting power to ISS.

•

On a daily basis, the funds’ custodian shall send ISS a holding file detailing each domestic equity holding held in the funds. Information on equity holdings for the international portfolio shall be sent weekly.

•

ISS shall receive proxy material information from Proxy Edge or J.P. Morgan Chase Bank, N.A. for the funds. This shall include issues to be voted upon, together with a breakdown of holdings for the funds.

•

Whenever a vote is solicited, ISS shall send CWAM a request to vote over a secure website. The CWAM librarian (or a substitute) will be responsible to check this website daily. The librarian will forward all materials to the appropriate CWAM analyst, who will review and complete the proxy ballot and return to the CWAM librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy. The Librarian will also periodically check to make sure analysts have filed the relevant documentation.

•

ISS shall have procedures in place to ensure that a vote is cast on every security holding maintained by the funds on which a vote is solicited unless otherwise directed by the analyst. On a yearly basis (or when requested), CWAM shall receive a report from ISS detailing CWAM’s voting for the previous period on behalf of the funds.

For All Other Accounts For Which CWAM Has Voting Authority

•	CWAM shall use the respective custodian for the account it advises to vote proxies. CWAM shall separately maintain voting records for these accounts.

•

The CWAM librarian will be responsible for obtaining all proxy materials from the custodian, forward these to the appropriate CWAM analyst who will review and complete the proxy ballot and return to the librarian or will refer one or more proposals to the Proxy Committee. The analyst will keep documentation (usually copies of email correspondence) of any proposals brought before the Proxy Committee and will instruct the CWAM librarian to vote the proposal in accordance with the Proxy Committee decision. The analyst will file Proxy Committee documentation under G:\Shared\ProxyComm. The CWAM librarian will promptly provide ISS the final instructions as how to vote the proxy. The Librarian will also periodically check to make sure analysts have filed the relevant documentation.

•

The CWAM librarian will be responsible for recording all voting records onto a spreadsheet, which will comprise the detail of how CWAM voted each proxy on behalf of the respective client. This spreadsheet shall comply with the appropriate record keeping requirements of the applicable rules and will be available to clients upon request.

Delegation of Proxy Voting to an Independent Third Party

From time to time, CWAM may face regulatory or compliance limits on the types or amounts of voting securities that it may purchase or hold for client accounts. Among other limits, federal, state, foreign regulatory restrictions, or company-specific ownership limits may restrict the total percentage of an issuer’s voting securities that CWAM can hold for clients (collectively, “Ownership Limits”).

The regulations or company-specific documents governing a number of these Ownership Limits Often focus upon holdings in voting securities. As a result, in limited circumstances in order to comply with such Ownership Limits and/or internal policies designed to comply with such limits, CWAM may delegate proxy voting in certain issuers to ISS, as a qualified, independent third party.

V.    ANNUAL REPORT

CWAM shall submit an annual report to the Chief Compliance Officer of the Funds for his distribution to the Board of Directors of the Columbia Acorn Trust and Wanger Advisors Trust addressing the following:

1.	A summary of the Funds’ voting history for the period;

2.	Votes cast contrary to the guidelines of this Policy;

3.	Votes cast in opposition to management recommendations;

4.	Votes cast in conformity with and in opposition to ISS recommendations;

5.	Votes that involved potential conflict of interests;

6.	The circumstances surrounding all voting abstentions, no votes and missed votes;

7.	An assessment of the quality of service provided by ISS, as well as the reasonableness of its fees;

8.	Significant matters considered by CWAM’s Proxy Committee; and

9.	Recommendations for changes to this Policy.

The annual report should be submitted as soon as practicable after the close of the proxy voting season which normally concludes in June.

APPENDIX C — INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the funds’ Board of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

C-1

PART C – OTHER INFORMATION

Item 28.	Exhibits
a.	Agreement and Declaration of Trust. (2)

b.	Bylaws, dated December 20, 2004, as amended through December 17, 2009. (11)

c.1	Specimen Share Certificate - Wanger U.S. Small Cap. (1)

c.2	Specimen Share Certificate - Wanger International Small Cap. (1)

d.1	Investment Advisory Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated May 27, 2010. (12)

d.2	Administrative Services Agreement between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated May 1, 2010. (12)

e.1	Underwriting Agreement between Wanger Advisors Trust and Columbia Management Investment Distributors, Inc. dated May 1, 2010. (12)

e.2	Amendment dated April 12, 2011 to the Underwriting Agreement between Wanger Advisors Trust and Columbia Management Investment Distributors, Inc. dated May 1, 2010. (13)

f.	None.

g.	Custody Agreement among JPMorgan Chase Bank, N.A., Columbia Acorn Trust and Wanger Advisors Trust dated December 15, 2010, effective July 22, 2011, with Addendums dated July 14, 2011. (13)

h.1	Transfer, Dividend Disbursing and Shareholders’ Servicing Agent Agreement between Wanger Advisors Trust and Columbia Management Investment Services Corp. dated May 1, 2010. (12)

h.2	Fee Waiver Agreement (relating to Wanger Select and Wanger International Select) between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated April 30, 2014.

h.3	Participation Agreement among Wanger Advisors Trust, Phoenix Home Life Mutual Insurance Company, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated May 6, 2008. (11)

h.4	Participation Agreement among Wanger Advisors Trust, PHL Variable Insurance Company, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 4, 2008. (11)

h.5	Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated May 19, 1995. (2)

h.6	Amendment No. 1 to the Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly Providian Life and Health Insurance Company and formerly National Home Life Assurance Company) dated December 16, 1996. (3)

h.7	Participation Agreement between Wanger Advisors Trust and Aegon Financial Services Group, Inc. (formerly First Providian Life and Health Insurance Company) dated November 15, 1996, and Amendment No. 1 dated December 16, 1996. (3)

h.8	Participation Agreement between Wanger Advisors Trust and Keyport Benefit Life Insurance Company dated September 29, 2000. (4)

h.9	Participation Agreement between Wanger Advisors Trust and Keyport Life Insurance Company dated September 29, 2000. (4)

h.10	Participation Agreement among Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated May 1, 2002. (5)

h.11	Amendment No. 1 to the Participation Agreement among Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated December 1, 2002. (5)

h.12	Amendment No. 2 to the Participation Agreement among Wanger Advisors Trust, Liberty Funds Distributor, Inc. and Transamerica Life Insurance Company dated December 1, 2003. (6)

h.13	Participation Agreement among Wanger Advisors Trust, Columbia Funds Distributor, Inc. and Transamerica Financial Life Insurance Company dated May 1, 2004. (6)

h.14	Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and ING Insurance Company of America dated May 1, 2004. (7)

h.15	Participation Agreement among Wanger Advisors Trust, Columbia Funds Distributors, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York restated April 1, 2007. (11)

h.16	Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and ING Insurance Company of America dated May 1, 2004. (11)

h.17	Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P., ING Life Insurance and Annuity Company and Reliastar Life Insurance Company dated May 1, 2004. (9)

h.18	Amendment No. 1 to the Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P., ING Life Insurance and Annuity Company and Realistar Life Insurance Company dated May 1, 2007. (11)

h.19	Participation Agreement among Merrill Lynch Life Insurance Company, Wanger Advisors Trust and Columbia Funds Distributor, Inc. dated March 4, 2005. (8)

h.20	Amendment No. 1 to Participation Agreement among Merrill Lynch Life Insurance Company, Wanger Advisors Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated April 27, 2007. (9)

h.21	Participation Agreement among ML Life Insurance Company of New York, Wanger Advisors Trust and Columbia Funds Distributor, Inc. dated March 4, 2005. (8)

h.22	Amendment No. 1 to Participation Agreement among ML Life Insurance Company of New York, Wanger Advisors Trust and Columbia Management Distributors, Inc. (formerly Columbia Funds Distributor, Inc.) dated April 27, 2007. (9)

h.23	Participation Agreement among TIAA-CREF Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated March 1, 2006. (8)

h.24	Amended and Restated Participation Agreement among Wanger Advisors Trust, Columbia Wanger Asset Management, L.P., Columbia Management Distributors, Inc. and Symetra Life Insurance Company dated September 30, 2009. (11)

h.25	Participation Agreement among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 2, 2007. (9)

h.26	Participation Agreement among RiverSource Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated April 2, 2007. (9)

h.27	Participation Agreement among Kemper Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. dated September 18, 2008. (10)

i	Opinion letter and written consent of Perkins Coie LLP relating to the series of Wanger Advisors Trust.

j.	Consent of independent registered accounting firm.

k.	None.

1.	Subscription Agreement. (2)

m.	None.

n.	None.

o.	None.

p.l	Code of Ethics of Columbia Wanger Asset Management, LLC, Wanger Advisors Trust and Columbia Acorn Trust, as amended through February 24, 2014.

p.2	Code of Ethics for Non-Management Trustees, as amended through September 19, 2012. (14)

p.3	Code of Ethics of Columbia Management Investment Distributors, Inc., the principal underwriter of the Funds, effective July 1, 2013.

(1).	Previously filed. Incorporated by reference to post-effective amendment no. 1 to Registrant’s registration statement on form N-1A, Securities Act registration no. 33-83548 (the “Registration Statement”) filed on August 25, 1995.
(2).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 2 to the Registration Statement filed on April 19, 1996.
(3).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 3 to the Registration Statement filed on April 21, 1997.
(4).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 13 to the Registration Statement filed April 25, 2001.
(5).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 15 to the Registration Statement filed April 10, 2003.
(6).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 16 to the Registration Statement filed April 20, 2004.
(7).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 17 to the Registration Statement filed February 18, 2005.
(8).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 19 to the Registration Statement filed April 20, 2006.
(9).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 20 to the Registration Statement filed April 16, 2007.
(10).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 24 to the Registration Statement filed April 29, 2009.
(11).	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 25 to the Registration Statement filed February 22, 2010.
(12)	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 27 to the Registration Statement filed April 25, 2011.
(13)	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 29 to the Registration Statement filed April 27, 2012.
(14)	Previously filed. Incorporated by reference to Registrant’s post-effective amendment no. 31 to the Registration Statement filed April 30, 2013.

Item 29.	Persons Controlled by or Under Common Control with Registrant

The Registrant does not consider that there are any persons directly or indirectly controlling, controlled by, or under common control with, the Registrant within the meaning of this item. The information in the prospectuses under the caption “Management of the Fund - Primary Service Providers - The Investment Manager” and in the statement of additional information under the caption “The Investment Manager and Investment Advisory Services” is incorporated by reference.

Item 30.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant (listed as exhibit a and incorporated in this filing by reference) provides in effect that the Registrant shall provide certain indemnification of its trustees and officers. In accordance with Section 17(h) of the Investment Company Act of 1940, as amended, that provision shall not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has entered into Indemnification Agreements with each of the independent trustees which provide that the Registrant shall indemnity and advance expenses to the independent trustees as provided in the Indemnification Agreements and otherwise to the fullest extent permitted by allocable law. The Registrant will indemnity the independent trustees for and against any and all judgments, penalties, fines and amounts paid in settlement, and all expenses actually and reasonably incurred by the independent trustees in connection with a proceeding to which he or she is a party to by reason of his or her position as an independent trustee. The Registrant will not indemnify the independent trustees for monetary settlements or judgments relating to insider trading, disgorgements of profits pursuant to Section 16(b) of the Securities Exchange Act of 1934, as amended, or any liability to the Trust or its shareholders with respect to a final adjudication that an action or omission by an independent trustee was committed in bad faith, involved deliberate dishonesty or that the trustee engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

The Registrant, its trustees and officers, its investment adviser and persons affiliated with them are insured under a policy of insurance maintained by Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such trustees or officers. The policy expressly excludes coverage for any trustee or officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been finally adjudicated or may be established or who willfully fails to act prudently.

Item 31.	Business and Other Connections of Investment Adviser

The information in the prospectuses under the caption “Management of the Fund - Primary Service Providers - The Investment Manager” is incorporated by reference. Columbia Wanger Asset Management, LLC (“CWAM”) was not at any time during the past two years been engaged in any other business, profession, vocation or employment of a substantial nature either for its own account or in the capacity of director, officer, employee, partner or trustee. Nor was the general partner of CWAM so engaged during the two years prior to May 1, 2010 during which CWAM operated as a limited partnership.

Item 32.	Principal Underwriter

(a)	Columbia Management Investment Distributors, Inc. (“CMID”), a subsidiary of Columbia Management Investment Advisers, LLC (“Columbia Management”), is the Registrant’s principal underwriter. CMID also acts in such capacity for each series of Columbia Funds Variable Insurance Trust, Columbia Funds Series Trust, Columbia Funds Series Trust I, Columbia Funds Series Trust II, Columbia Funds Variable Insurance Trust I, Columbia Funds Variable Series Trust II and Columbia Acorn Trust and certain other open-end investment companies in the Columbia Family of Funds (the mutual fund complex that is comprised of the open-end investment companies advised by Columbia Management and its affiliates and principally underwritten by CMID). CMID acts as placement agent for Columbia Funds Master Investment Trust, LLC.

(b)	The tables below lists each director or officer of the principal underwriter named in the answer to Item 25.

BOARD OF DIRECTORS

William F. “Ted” Truscott (Chairman)

Amy Unckless

Jeffrey F. Peters

OFFICERS

William F. “Ted” Truscott	Chief Executive Officer
Amy Unckless	President and Chief Administrative Officer
Jeffrey F. Peters	Senior Vice President
Dave K. Stewart	Chief Financial Officer
Scott R. Plummer	Senior Vice President, Chief Counsel and Assistant Secretary
Stephen O. Buff	Vice President, Chief Compliance Officer

Hector DeMarchena	Vice President – Institutional Asset Management Product Administration and Assistant Treasurer
Mark Dence	Vice President – National Sales Manager IO
Joe Feloney	Vice President – National Sales Manager – US Trust/Private Wealth Management
Leslie Moon	Vice President – Mutual Fund Technology
Brian Walsh	Vice President, Strategic Relations
Thomas R. Moore	Secretary
Michael E. DeFao	Vice President and Assistant Secretary
Paul Goucher	Vice President and Assistant Secretary
Tara Tilbury	Vice President and Assistant Secretary
Nancy W. LeDonne	Vice President and Assistant Secretary
Ryan C. Larrenaga	Vice President and Assistant Secretary
Joseph L. D’Alessandro	Vice President and Assistant Secretary
Christopher O. Petersen	Vice President and Assistant Secretary
Eric T. Brandt	Vice President and Assistant Secretary
Maureen T. Andrews	Assistant Secretary
Jon V. Boeck	Assistant Secretary
Melanie Beckman	Assistant Secretary
Jennifer B. Hoese	Assistant Secretary
Donna Lindgren	Assistant Secretary
Sherri Mullen	Assistant Secretary
Daniel P. Olson	Assistant Secretary
Alanna Proctor	Assistant Secretary
Erik Saarinen	Assistant Secretary
Sharon Hahn	Assistant Secretary
Heather Heald	Assistant Secretary
Geralyn Kephart-Strong	Assistant Secretary
Matthew Walsh	Assistant Secretary
Dawn M. Robinson	Assistant Secretary
Diana L. Roberts	Assistant Secretary
Peggy I. Say	Assistant Secretary
Michael Shuckerow	Assistant Secretary
Robin Smith	Assistant Secretary
Steve Welsh	Assistant Secretary
James L. Hamalainen	Treasurer
Kathryn Bealka	Assistant Treasurer
John J. Hirsch	Assistant Treasurer
Michael H. Gilmore	Assistant Treasurer
Mike Pelzel	Assistant Treasurer
Steve Twait	Assistant Treasurer
Lani J. Canniff	Assistant Treasurer
Debra R. Dahl	Assistant Treasurer
Simon McKay	Assistant Treasurer
Kelly Winderski	Assistant Treasurer
Scott W. Peterson	Assistant Treasurer
Cathy Donovan	Assistant Treasurer
Mark Matuga	Assistant Treasurer
Mary A. McKeen	Assistant Treasurer
Jay Rasula	Assistant Treasurer
Bruce F. Shankey	Assistant Treasurer
Jim Nygren	Assistant Treasurer
Richard C. Dluzniewski	Assistant Treasurer
Joyce M. Ford	Assistant Treasurer
Ken Murphy	Anti-Money Laundering Officer
Kevin Wasp	Ombudsman
Lee Faria	Conflicts Officer

(c)	None.

Item 33.	Location of Accounts and Records

Bruce H. Lauer, Vice President, Secretary and Treasurer

Wanger Advisors Trust

227 West Monroe Street, Suite 3000

Chicago, Illinois 60606

Certain records, including records relating to the Registrant’s shareholders and the physical possession of its securities, may be maintained at the main office of Registrant’s transfer agent, Columbia Management Investment Services Corp., located at 225 Franklin Street, Boston, MA 02110, or custodian, JPMorgan Chase Bank, N.A. One Chase Manhattan Plaza, New York, New York 10005.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

SIGNATURE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this post-effective amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on April 30, 2014.

WANGER ADVISORS TRUST

By:	/s/ P. Zachary Egan
P. Zachary Egan, President

Pursuant to the requirements of the Securities Act of 1933, this amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Name	Title		Date

/s/ Laura M. Born	Trustee and Chair	)
Laura M. Born		)
)
/s/ Michelle L. Collins	Trustee	)
Michelle L. Collins		)
)
/s/ Maureen M. Culhane	Trustee	)
Maureen M. Culhane		)
)
/s/ Margaret M. Eisen	Trustee	)
Margaret M. Eisen		)
)
/s/ John C. Heaton	Trustee	)
John C. Heaton		)
)
/s/ Steven N. Kaplan	Trustee	)
Steven N. Kaplan		)	April 30, 2014
)
/s/ David J. Rudis	Trustee	)
David J. Rudis		)
)
/s/ David B. Small	Trustee	)
David B. Small		)
)
/s/ Charles P. McQuaid	Trustee	)
Charles P. McQuaid		)
)
/s/ P. Zachary Egan	President (principal executive officer))
P. Zachary Egan		)
)
/s/ Bruce H. Lauer	Treasurer (principal financial and accounting	)
Bruce H. Lauer	officer))

Index of Exhibits Filed with this Amendment

Exhibit Number	Exhibit

h.2	Fee Waiver Agreement (relating to Wanger Select and Wanger International Select) between Wanger Advisors Trust and Columbia Wanger Asset Management, LLC dated April 30, 2014.

i.	Opinion letter and written consent of Perkins Coie LLP relating to the series of Wanger Advisors Trust.

j.	Consent of independent registered accounting firm.

p.1	Code of Ethics for Columbia Wanger Asset Management, LLC, Wanger Advisors Trust and Columbia Acorn Trust, as amended through February 24, 2014.

p.3	Code of Ethics for Columbia Management Investment Distributors, Inc., the principal underwriter of the Funds, effective July 1, 2013.